(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

HIGH INCOME MUNICIPAL
FUND - CLASS A & CLASS B
ANNUAL REPORT
OCTOBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE       3   Ned Johnson on investing
                              strategies.

PERFORMANCE               4   How the fund has done over time.

FUND TALK                11   The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       15   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              16   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     31   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    37   Notes to the financial statements.

REPORT OF INDEPENDENT    42   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR HIGH INCOME MUNICIPAL FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995            PAST 1   PAST 5   LIFE OF
                                          YEAR     YEARS    FUND

Advisor High Income Municipal - Class A   12.50%   52.64%   112.23%

Advisor High Income Municipal - Class A
 (incl. max. 4.75% sales charge)          7.16%    45.39%   102.15%

Lehman Brothers Municipal Bond Index      14.84%   52.34%   n/a

Average High-Yield Municipal Bond Fund    12.72%   47.90%   n/a

Consumer Price Index                      2.81%    15.13%   33.65%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on September 16, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Municipal Bond Index - a broad gauge of the municipal bond market. To measure how Class A's performance stacked up against its peers, you can compare it to the average high-yield municipal bond fund, which reflects the performance of 36 high-yield municipal bond funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges. Comparing Class A's performance to the consumer price index (CPI) helps show how the class did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995            PAST 1   PAST 5   LIFE OF
                                          YEAR     YEARS    FUND

Advisor High Income Municipal - Class A   12.50%   8.83%    9.70%

Advisor High Income Municipal - Class A
 (incl. max. 4.75% sales charge)          7.16%    7.77%    9.04%

Lehman Brothers Municipal Bond Index      14.84%   8.78%    n/a

Average High Yield Municipal Bond Fund    12.72%   8.12%    n/a

Consumer Price Index                      2.81%    2.86%    3.65%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' actual (or cumulative) return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
              FA High Inc Cl I (679)LB Muni Bond Index
     09/30/87              10000.00           10000.00
     10/31/87              10032.38           10035.40
     11/30/87              10202.58           10297.42
     12/31/87              10377.36           10446.84
     01/31/88              10759.02           10818.96
     02/29/88              10878.35           10933.31
     03/31/88              10752.21           10805.94
     04/30/88              10804.96           10888.06
     05/31/88              10859.03           10856.60
     06/30/88              11061.37           11015.43
     07/31/88              11096.60           11087.25
     08/31/88              11134.46           11097.01
     09/30/88              11304.15           11297.86
     10/31/88              11458.60           11497.27
     11/30/88              11470.98           11391.96
     12/31/88              11602.17           11508.50
     01/31/89              11748.27           11746.49
     02/28/89              11760.05           11612.46
     03/31/89              11850.55           11584.71
     04/30/89              12121.36           11859.73
     05/31/89              12319.40           12106.06
     06/30/89              12460.50           12270.46
     07/31/89              12569.81           12437.46
     08/31/89              12667.04           12315.70
     09/30/89              12705.24           12279.00
     10/31/89              12839.38           12429.17
     11/30/89              12997.44           12646.68
     12/31/89              13121.01           12750.13
     01/31/90              13141.72           12689.82
     02/28/90              13235.90           12803.39
     03/31/90              13318.94           12807.23
     04/30/90              13197.12           12714.51
     05/31/90              13467.56           12992.07
     06/30/90              13626.24           13106.27
     07/31/90              13836.41           13299.59
     08/31/90              13743.04           13106.48
     09/30/90              13840.77           13113.95
     10/31/90              14030.79           13351.83
     11/30/90              14378.93           13620.34
     12/31/90              14470.66           13679.59
     01/31/91              14639.07           13863.17
     02/28/91              14751.63           13983.78
     03/31/91              14838.36           13988.81
     04/30/91              15079.97           14175.56
     05/31/91              15266.37           14301.58
     06/30/91              15301.90           14287.42
     07/31/91              15499.76           14461.44
     08/31/91              15639.74           14651.90
     09/30/91              15823.19           14842.67
     10/31/91              15998.52           14976.25
     11/30/91              16058.70           15018.04
     12/31/91              16233.36           15340.32
     01/31/92              16413.30           15375.30
     02/29/92              16502.47           15380.22
     03/31/92              16585.27           15385.91
     04/30/92              16734.95           15522.85
     05/31/92              16885.07           15705.55
     06/30/92              17116.60           15969.09
     07/31/92              17712.61           16447.84
     08/31/92              17575.45           16287.48
     09/30/92              17685.14           16394.00
     10/31/92              17471.71           16232.84
     11/30/92              17821.88           16523.57
     12/31/92              18036.75           16692.28
     01/31/93              18341.83           16886.41
     02/28/93              18989.50           17497.19
     03/31/93              18791.44           17312.25
     04/30/93              18990.71           17486.93
     05/31/93              19147.98           17585.20
     06/30/93              19454.97           17878.70
     07/31/93              19469.42           17902.12
     08/31/93              19970.87           18274.84
     09/30/93              20247.42           18482.99
     10/31/93              20258.28           18518.67
     11/30/93              20060.30           18355.52
     12/31/93              20523.52           18743.00
     01/31/94              20762.50           18957.05
     02/28/94              20213.75           18466.06
     03/31/94              19136.29           17714.12
     04/30/94              19263.27           17864.34
     05/31/94              19377.19           18019.22
     06/30/94              19305.84           17909.12
     07/31/94              19654.09           18237.40
     08/31/94              19684.97           18300.50
     09/30/94              19376.60           18031.85
     10/31/94              19036.93           17711.60
     11/30/94              18424.89           17391.38
     12/31/94              18871.45           17774.16
     01/31/95              19508.98           18282.15
     02/28/95              20034.62           18813.79
     03/31/95              20139.96           19029.96
     04/30/95              20206.16           19052.42
     05/31/95              20852.77           19660.38
     06/30/95              20689.20           19488.35
     07/31/95              20760.36           19673.10
     08/31/95              20974.77           19922.56
     09/30/95              21183.95           20048.66
     10/31/95              21433.87           20340.17

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Advisor High Income Municipal Fund - Class A on September 30, 1987, shortly after the fund started, and paid the maximum 4.75% sales charge. As the chart shows, by October 31, 1995, the value of your investment would have grown to $20,400 - a 104.00% increase on your initial investment. For comparison, look at how the Lehman Brothers Municipal Bond index did over the same period. With dividends reinvested, the same $10,000 would have grown to $20,340 - a 103.40% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                              YEARS ENDED OCTOBER 31,

                              1995                      1994      1993      1992    1991

Dividend return               6.62%                     5.27%     6.49%     7.01%   7.89%

Capital appreciation return    5.88%                    -11.30%     9.46%   2.20%     6.13%

Total return                  12.50%                    -6.03%    15.95%    9.21%   14.02%


DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1995           PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      5.68(cents)   34.41(cents)   70.02(cents)

Annualized dividend rate                 5.65%         5.81%          6.08%

30-day annualized yield                  5.39%         -              -

30-day annualized tax-equivalent yield   8.42%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $11.84 over the past month, $11.75 over the past six months and $11.51 over the past year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's maximum 4.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
ADVISOR HIGH INCOME MUNICIPAL FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance.
Initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 1.00% 12b-1/shareholder service fee. This fee is not reflected in returns prior to that date, and returns would have been lower had this fee been taken into account. Prior date returns are those of Class A, the original class of the fund, and reflect Class A's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past one year, past five years and life of fund total returns and dividends would have been lower. Class B's contingent deferred sales charges included in the past 1 year, past 5 years and life of fund total return figures are 4%, 1% and 0%, respectively.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor High Income Municipal - Class B     11.57%   50.66%   109.48%

Advisor High Income Municipal - Class B
 (incl. contingent deferred sales charge)   7.57%    49.66%   109.48%

Lehman Brothers Municipal Bond Index        14.84%   52.34%   n/a

Average High-Yield Municipal Bond Fund      12.72%   47.90%   n/a

Consumer Price Index                        2.81%    15.13%   33.65%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on September 16, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Municipal Bond Index - a broad gauge of the municipal bond market. To measure how Class B's performance stacked up against its peers, you can compare it to the average high-yield municipal bond fund, which reflects the performance of 36 high-yield municipal bond funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges. Comparing Class B's performance to the consumer price index (CPI) helps show how the class did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor High Income Municipal - Class       11.57%   8.54%    9.52%
B

Advisor High Income Municipal - Class B
 (incl. contingent deferred sales charge)   7.57%    8.40%    9.52%

Lehman Brothers Municipal Bond Index        14.84%   8.78%    n/a

Average High-Yield Municipal Bond Fund      12.72%   8.12%    n/a

Consumer Price Index                        2.81%    2.86%    3.65%

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' actual (or cumulative) return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
              FA High Inc- Cl B (669)    LB Muni Bond Index
     09/30/87               10000.00               10000.00
     10/31/87               10032.38               10035.40
     11/30/87               10202.58               10297.42
     12/31/87               10377.36               10446.84
     01/31/88               10759.02               10818.96
     02/29/88               10878.35               10933.31
     03/31/88               10752.21               10805.94
     04/30/88               10804.96               10888.06
     05/31/88               10859.03               10856.60
     06/30/88               11061.37               11015.43
     07/31/88               11096.60               11087.25
     08/31/88               11134.46               11097.01
     09/30/88               11304.15               11297.86
     10/31/88               11458.60               11497.27
     11/30/88               11470.98               11391.96
     12/31/88               11602.17               11508.50
     01/31/89               11748.27               11746.49
     02/28/89               11760.05               11612.46
     03/31/89               11850.55               11584.71
     04/30/89               12121.36               11859.73
     05/31/89               12319.40               12106.06
     06/30/89               12460.50               12270.46
     07/31/89               12569.81               12437.46
     08/31/89               12667.04               12315.70
     09/30/89               12705.24               12279.00
     10/31/89               12839.38               12429.17
     11/30/89               12997.44               12646.68
     12/31/89               13121.01               12750.13
     01/31/90               13141.72               12689.82
     02/28/90               13235.90               12803.39
     03/31/90               13318.94               12807.23
     04/30/90               13197.12               12714.51
     05/31/90               13467.56               12992.07
     06/30/90               13626.24               13106.27
     07/31/90               13836.41               13299.59
     08/31/90               13743.04               13106.48
     09/30/90               13840.77               13113.95
     10/31/90               14030.79               13351.83
     11/30/90               14378.93               13620.34
     12/31/90               14470.66               13679.59
     01/31/91               14639.07               13863.17
     02/28/91               14751.63               13983.78
     03/31/91               14838.36               13988.81
     04/30/91               15079.97               14175.56
     05/31/91               15266.37               14301.58
     06/30/91               15301.90               14287.42
     07/31/91               15499.76               14461.44
     08/31/91               15639.74               14651.90
     09/30/91               15823.19               14842.67
     10/31/91               15998.52               14976.25
     11/30/91               16058.70               15018.04
     12/31/91               16233.36               15340.32
     01/31/92               16413.30               15375.30
     02/29/92               16502.47               15380.22
     03/31/92               16585.27               15385.91
     04/30/92               16734.95               15522.85
     05/31/92               16885.07               15705.55
     06/30/92               17116.60               15969.09
     07/31/92               17712.61               16447.84
     08/31/92               17575.45               16287.48
     09/30/92               17685.14               16394.00
     10/31/92               17471.71               16232.84
     11/30/92               17821.88               16523.57
     12/31/92               18036.75               16692.28
     01/31/93               18341.83               16886.41
     02/28/93               18989.50               17497.19
     03/31/93               18791.44               17312.25
     04/30/93               18990.71               17486.93
     05/31/93               19147.98               17585.20
     06/30/93               19454.97               17878.70
     07/31/93               19469.42               17902.12
     08/31/93               19970.87               18274.84
     09/30/93               20247.42               18482.99
     10/31/93               20258.28               18518.67
     11/30/93               20060.30               18355.52
     12/31/93               20523.52               18743.00
     01/31/94               20762.50               18957.05
     02/28/94               20213.75               18466.06
     03/31/94               19136.29               17714.12
     04/30/94               19263.27               17864.34
     05/31/94               19377.19               18019.22
     06/30/94               19305.84               17909.12
     07/31/94               19629.10               18237.40
     08/31/94               19660.37               18300.50
     09/30/94               19334.36               18031.85
     10/31/94               18946.77               17711.60
     11/30/94               18325.24               17391.38
     12/31/94               18774.81               17774.16
     01/31/95               19379.82               18282.15
     02/28/95               19889.67               18813.79
     03/31/95               19981.48               19029.96
     04/30/95               20016.92               19052.42
     05/31/95               20645.55               19660.38
     06/30/95               20470.12               19488.35
     07/31/95               20523.68               19673.10
     08/31/95               20718.46               19922.56
     09/30/95               20873.24               20048.66
     10/31/95               21139.12               20340.17

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Advisor High Income Municipal Fund - Class B on September 30, 1987, shortly after the fund started. As the chart shows, by October 31, 1995, the value of your investment would have grown to $21,139 - a 111.39% increase on your initial investment. For comparison, look at how the Lehman Brothers Municipal Bond index did over the same period. With dividends reinvested, the same $10,000 would have grown to $20,340 - a 103.40% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have
a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                              YEARS ENDED OCTOBER 31,

                              1995                      1994      1993      1992    1991

Dividend return               5.77%                     4.90%     6.49%     7.01%   7.89%

Capital appreciation return    5.80%                    -11.37%     9.46%   2.20%     6.13%

Total return                  11.57%                    -6.47%    15.95%    9.21%   14.02%


DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1995           PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.98(cents)   29.98(cents)   61.24(cents)

Annualized dividend rate                 4.96%         5.07%          5.32%

30-day annualized yield                  4.97%         -              -

30-day annualized tax-equivalent yield   7.77%         -              -


DIVIDENDS per share show the income paid by the class for a set period. The annualized dividend rate is based on an average net asset value of $11.82 over the past month, $11.73 over the past six months, and $11.51 over the past year. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
In sharp contrast to much of 1994,
the municipal bond market posted
positive returns for the 12 months
ended October 31, 1995. For the
period, the Lehman Brothers
Municipal Bond Index - a broad
measure of the tax-free market -
had a total return of 14.84%. By
comparison, the Lehman Brothers
Aggregate Bond Index - a proxy
of investment-grade taxable
bonds - had a total return of
15.65%. While the bankruptcy of
Orange County, California, in
December 1994 caused some
concern among investors, tax-free
bonds managed to surge ahead of
their taxable counterparts in the
first quarter of 1995 on signs of a
slowing economy and tamer
inflation expectations. By spring,
however, the muni bond market
began to underperform U.S.
Treasury securities when
Congress began consideration of
tax-code changes, some of which
threatened the tax-exempt status
of municipal securities. This threat
of radical tax reform dampened
enthusiasm in the municipal bond
market, helping shorter maturity
bonds to outperform longer bonds
throughout the spring and
summer months. In early fall,
historically attractive valuations
relative to Treasuries, weakening
new issuance and stronger
demand from insurance
companies and retail buyers
helped tax-free bonds rebound.
An interview with Tanya Roy, Portfolio Manager of Fidelity Advisor High Income Municipal Fund
Q. HOW DID THE FUND PERFORM, TANYA?
A. For the year ended October 31, 1995, the fund's class A and B shares returned 12.50% and 11.57%, respectively. For the same period, the average high- yield municipal bond fund returned 12.72%, according to Lipper Analytical Services. The Lehman Brothers Municipal Bond Index returned 14.84% for the period. Unlike the index, the fund has approximately 37% of its investments in non-investment grade municipal bonds. As a rule, investment-grade bonds have more price sensitivity to interest rate changes and thus will outperform high-yield bonds in a rally like we've seen this year.
Q. MUNICIPAL BONDS HAVE PERFORMED WELL THIS YEAR COMPARED TO 1994. WHAT WERE SOME OF THE MAJOR FACTORS THAT SHAPED THE PERFORMANCE OF THE MUNICIPAL BOND MARKET?
A. Municipal bonds surged ahead in the first quarter of 1995 and continued to appreciate throughout the year. This paralleled the upward price movement in Treasury bonds as investors grew increasingly optimistic about the prospects for low inflation and moderate economic growth. The performance of munis also has been aided by a 17% drop in new issuance from last year's levels. I think, however, the major factor in the market this year has been the discussion of federal tax reform and the prospect of a flat tax. Many of the radical tax reform proposals in Washington threaten to eliminate the tax-free advantage of municipal bonds. The effect of such debate has impacted the demand side of the equation. The muni yield curve steepened last spring and early summer as buyers, both retail investors and insurance companies, sought bonds with maturities inside 15 years. Demand in the market also was held back by flat to negative cash flows into mutual funds, a major buyer of municipal bonds.
Q. WHERE DO HIGH-INCOME MUNICIPAL BONDS FIT INTO THIS PICTURE?
A. In general, most high-income munis fall into the longer maturities on the yield curve and, as I said before, the longer end tended to underperform the shorter end of the curve. High-yield muni bonds do, however, generate attractive income to compensate for their additional risk. Although price-performance has overshadowed income this year, when you look at the total return components of bonds over time, the income component makes up the majority of the return of the bond.
Q. HEALTH CARE BONDS ENCOMPASS APPROXIMATELY 28% OF THE PORTFOLIO. WHAT HAPPENED IN THAT AREA THIS YEAR?
A. Two-thirds of the fund's health care exposure consists of hospital bonds. The sector has lagged this year relative to other municipal sectors. In general, like the tax-reform talk, Medicare and Medicaid reform proposals in Washington have tainted the industry.
Q. WHAT'S YOUR OPINION ON THE STATUS OF THE TAX-FREE HEALTH CARE MARKET? HAVE YOU BEEN ABLE TO FIND ANY APPEALING ISSUERS IN THIS SECTOR?
A. Keep in mind that this kind of uncertainty presents investment opportunities. I think it's necessary to look at hospital issuers on a case-by-case basis. Over time, market valuations of individual issuers will sort themselves out and good credits should be recognized by the market. With the help of Fidelity's strong research staff, I believe I've identified solid health-care names such as Rocky Mountain Adventist in Colorado. In general, I look for hospitals and other health care facilities with low costs, market leadership and forward-thinking management.
Q. HOW HAS THE FUND'S POSITION IN AIRLINE BONDS DONE?
A. Very well. Municipal bonds backed by fees paid by major airlines to airports have been a top performing sector of the high-yield muni market. A number of airline bonds are not investment grade, but they trade as if they were. In other words, many airline bonds are trading at yields much higher than their credit rating would suggest. This is the case with the fund's major airline holding, Delta Airlines. The fund's Delta holdings are in Kenton County, Kentucky - the Cincinnati/Northern Kentucky Airport - and at Chicago's O'Hare Airport.
Q. WHAT ABOUT THE FUND'S HOLDINGS IN ELECTRIC UTILITIES?
A. The fund owns bonds issued by both municipal utilities and investor-owned utilities. Approximately 10% of the fund's investments are in this sector. Like health care, the electric utility industry is experiencing substantial change because of deregulation and mergers. In the near term, I believe the changes in this sector will impact investor-owned utilities more than municipal utilities. This is because, in general, municipal utilities already operate on a more cost effective basis in part due to their ability to issue tax-exempt debt. As always, our investment approach to this sector is driven by good fundamental credit research.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. When I started managing the fund in August, it had an underweighting in general obligation bonds issued by New York City. Because city bonds have performed well, their underweighting hurt the fund somewhat. I've begun to build up the fund's position in these bonds to where it will be about equal in weighting to the fund's benchmark.
Q. DID YOU MAKE ANY STRUCTURAL CHANGES TO THE FUND?
A. Yes. Most of the changes were to the investment-grade portion of the fund. Within this area, I've focused on improving the fund's convexity. Like duration, convexity measures the sensitivity of a bond to interest rate changes. Generally the more convexity a bond has, the slower its price will fall and the faster it should rise when interest rates change. One way I've improved convexity is buying non-callable bonds. Additionally, I focused on the 15- to 20-year part of the yield curve in order to take advantage of the attractiveness of that part of the curve. Put another way, the yield pick-up here is especially attractive given normal historical yield curve relationships.
Q. WHAT'S YOUR OUTLOOK, TANYA?
A. The muni market may exhibit some volatility in the near term as we head into the next election year. Political debate on tax reform will predominate. A major question facing the financial markets now is what will emerge from the budget negotiations in Washington. Given how much the bond market has rallied this year, I don't think investors should expect to see the same degree of price performance enjoyed over the last year. Returns should be generated more from income than price appreciation.

FUND FACTS
GOAL: high current, federally
tax-free income
START DATE: September 16,
1987
SIZE: as of October 31, 1995,
more than $597 million
MANAGER: Tanya Roy, since
August 1995; municipal bond
analyst, 1989 to 1995; joined
Fidelity in 1989
(checkmark)
TANYA ROY ON HER INVESTMENT
STYLE:
"I don't set out to make
interest-rate bets. My style is
more a relative-value
approach. Fundamental credit
research, as well as the
appropriate overweighting
and underweighting of issuers
are major contributors to the
fund's returns over time.
Relative value can be derived
from numerous sources such
as bond structure, which
includes coupon, optionality -
whether a bond is callable or
non-callable - and yield curve
posi- tioning, as well as credit
research. These are the
primary sources of total return
outperformance that I focus
on."
NOTE TO SHAREHOLDERS:
In August 1995, Tanya Roy
became the portfolio manager
of Fidelity Advisor High
Income Municipal Fund.
INVESTMENT CHANGES


TOP FIVE STATES AS OF OCTOBER 31, 1995
               % OF FUND'S   % OF FUND'S
               INVESTMENTS   INVESTMENTS
                             IN THESE STATES
                             6 MONTHS AGO

New York       10.5          10.4

Pennsylvania   9.1           12.0

Michigan       8.6           10.9

California     6.8           7.2

Connecticut    5.3           4.2

TOP FIVE SECTORS AS OF OCTOBER 31, 1995
                         % OF FUND'S   % OF FUND'S
                         INVESTMENTS   INVESTMENTS
                                       IN THESE SECTORS
                                       6 MONTHS AGO

Health Care              27.6          30.9

Industrial Development   22.2          20.9

Electric Revenue         10.2          8.7

Transportation           7.9           4.6

Lease Revenue            7.2           8.2

AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1995
               6 MONTHS AGO

Years   18.4   20.1

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1995
              6 MONTHS AGO

Years   7.7   7.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF OCTOBER 31, 1995 AS OF APRIL 30, 1995

Aaa 10.8%
Aa, A 13.2%
Baa 26.6%
Ba or B 12.9%
Caa 0.9%
Non-rated 28.0%
Short-term
investments 7.6%
Aaa 9.0%
Aa, A 13.3%
Baa 31.1%
Ba or B 12.7%
Caa 0.9%
Non-rated 30.1%
Short-term
investments 2.9%
Row: 1, Col: 1, Value: 7.6
Row: 1, Col: 2, Value: 27.0
Row: 1, Col: 3, Value: 1.9
Row: 1, Col: 4, Value: 12.9
Row: 1, Col: 5, Value: 26.6
Row: 1, Col: 6, Value: 13.2
Row: 1, Col: 7, Value: 10.8
Row: 1, Col: 1, Value: 3.9
Row: 1, Col: 2, Value: 29.1
Row: 1, Col: 3, Value: 1.9
Row: 1, Col: 4, Value: 12.7
Row: 1, Col: 5, Value: 30.1
Row: 1, Col: 6, Value: 13.3
Row: 1, Col: 7, Value: 9.0
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT OCTOBER 31, 1995, AND APRIL 30, 1995, ACCOUNT FOR 25.4% AND 29.2%, RESPECTIVELY, OF THE FUND'S INVESTMENTS.
INVESTMENTS OCTOBER 31, 1995

Showing Percentage of Total Value of Investments in Securities


MUNICIPAL BONDS - 92.4%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
ALABAMA - 1.5%
Cullman Med. Park South Med. Clinic Board Rev.
(Cullman Reg'l. Med. Ctr. Proj.) Series A:
 6.50% 2/15/13  Baa $ 2,700,000 $ 2,639,250
  6.50% 2/15/23  Baa  420,000  403,725
Selma Spl. Care Facs. Fing. Auth. Healthcare
Facs. Rev. Rfdg. (Vaughan Reg'l. Med.
Ctr. Proj.) 7.125% 6/1/14  -  1,510,000  1,440,163
Shelby County Series A, 7.70% 8/1/17  -  4,000,000  4,375,000
  8,858,138
ARIZONA - 0.2%
Arizona Trans. Board Excise Tax Rev. Rfdg.
(Maricopa County Reg'l. Area A Road
Proj.) 6% 7/1/03, (AMBAC Insured)  Aaa  1,300,000  1,410,500
ARKANSAS - 0.2%
Fayetteville Pub. Facs. Board Rev. Rfdg.
(Butterfield Trail Village Proj.):
 Series A:
  8.25% 9/1/00  -  870,000  872,975
   9.50% 9/1/14  -  500,000  538,750
  Series B, 8.25% 9/1/00  -  40,000  41,053
  1,452,778
CALIFORNIA - 6.3%
California Pub. Wks. Board Lease Rev. Rfdg.
Series A:
 (Dept. of Corrections State Prisons Proj.)
  5% 12/1/19, (AMBAC Insured)  Aaa  3,000,000  2,745,000
  (California University Proj.) 5.50% 6/1/14  A1  1,500,000  1,440,000
Foothill/Eastern Trans. Corridor Agcy. California
Toll Road Rev. (Sr. Lien) Series A:
 0% 1/1/14  BBB-  2,000,000  580,000
  6% 1/1/16  BBB-  3,750,000  3,665,625
Los Angeles County Ctfs. of Prtn. (Cap.
Appreciation) (Disney Parking Proj.):
 0% 3/1/14  Baa1  1,000,000  282,500
  0% 9/1/14  Baa1  7,260,000  1,987,425
Northern California Pwr. Agcy. Pub. Pwr. Rev.
Rfdg. (Geothermal Proj. #3) Series A, 5.85%
7/1/10, (AMBAC Insured)  Aaa  1,500,000  1,567,500
Oakland Redev. Agcy. Rfdg. (Sr. Tax Allocation)
(Central Dist. Redev. Proj.) 5.50% 2/1/14,
(AMBAC Insured)  Aaa  1,000,000  988,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Orange County Dev. Agcy. (Tax Allocation)
(Santa Ana Heights Proj.):
 6.20% 9/1/08  Caa $ 1,650,000 $ 1,596,375
  6% 9/1/15  Caa  1,200,000  1,080,000
Riverside County Ctfs. of Prtn. Rfdg.
(Air Force Village West, Inc.) Series A:
 8.125% 6/15/12  -  4,790,000  4,951,663
  8.125% 6/15/20  -  3,000,000  3,101,250
Sacramento City Fing. Auth. Lease Rev. Rfdg.
Series A, 5.40% 11/1/20,
(AMBAC Insured)  Aaa  2,000,000  1,920,000
Sacramento City Fing. Auth Rev. (Tax Allocation)
(Cap. Appreciation) Series B,
0% 11/1/11, (MBIA Insured)  Aaa  1,225,000  494,594
Sacramento Cogeneration Auth. Cogeneration
Proj. Rev. (Proctor & Gamble Proj.):
 5.40% 7/1/98  BBB-  1,100,000  1,112,375
  6.375% 7/1/10  BBB-  1,000,000  1,026,250
  6.50% 7/1/14  BBB-  3,800,000  3,904,500
San Jose Redev. Agcy. Tax Allocation Bonds
Series 1993 Rites, 5.59% 8/1/14,
(MBIA Insured) INFL (d)  Aaa  3,000,000  2,733,750
Sequoia Hosp. 5.375% 8/15/13  Baa1  2,500,000  2,203,125
  37,380,682
COLORADO - 3.5%
Colorado Health Facs. Auth. Rev.:
(National Benevolent Assoc. Proj.)
 Series A, 6.50% 6/1/25  Baa1  1,360,000  1,283,500
 (Rocky Mountain Adventist Proj.):
 6.625% 2/1/13  Baa  7,200,000  7,119,000
  6.625% 2/1/22  Baa  5,000,000  4,875,000
Colorado Springs Arpt. Rev. (Cap. Appreciation)
Series C:
 0% 1/1/06  BBB+  1,405,000  790,313
  0% 1/1/08  BBB+  870,000  420,863
Denver City & County Arpt. Rev. Series A (e):
6.60% 11/15/97  Baa  1,000,000  1,031,250
 6.90% 11/15/98  Baa  1,000,000  1,051,250
 7.50% 11/15/23  Baa  2,500,000  2,721,875
Mesa County Ind. Dev. Rev. (Joy Technologies,
Inc. Proj.) 8.50% 9/15/06  Ba3  1,250,000  1,335,938
  20,628,989
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
CONNECTICUT - 4.4%
Connecticut Gen. Oblig. 6% 10/1/04  Aa $ 1,500,000 $ 1,631,250
Connecticut Health & Edl. Facs. Auth. Rev.
RIB (Yale Univ. Proj.):
 7.742% 5/15/30 INFL (d)  Aaa  2,000,000  2,027,500
  5.929% 6/10/30  Aaa  6,000,000  6,045,000
 (New Britain Mem. Hosp. Proj.) Series A,
 7.50% 7/1/06  BBB-  3,000,000  3,228,750
 (The Griffin Hosp.) Series A:
 6% 7/1/13  Baa1  1,810,000  1,708,188
  5.75% 7/1/23  Baa1  3,280,000  2,911,000
Eastern Connecticut Resource Recovery Auth.
Solid Waste Rev. (Wheelabrator Lisbon Proj.)
Series A (e):
 5.50% 1/1/14  A  4,750,000  4,429,375
  5.50% 1/1/20  A  4,000,000  3,655,000
  25,636,063
DISTRICT OF COLUMBIA - 0.5%
District of Columbia Hosp. Rev. (Hosp. for Sick
Children) Series A, 8.875% 1/1/21  -  985,000  1,062,569
District of Columbia Rev. Rfdg. Series A,
6% 6/1/07, (MBIA Insured)  Aaa  2,000,000  2,092,500
  3,155,069
FLORIDA - 0.9%
Florida Board of Ed. Gen. Oblig.
5.40% 6/1/06  Aa  2,595,000  2,682,581
Florida Mid-Bay Bridge Auth. Rev. Series A,
7.50% 10/1/17  -  2,500,000  2,759,375
  5,441,956
GEORGIA - 2.2%
Cobb County School Dist. Unltd. Tax 5% 2/1/97 Aa1 3,300,000 3,337,125 Georgia Gen. Oblig. Series B, 7.50% 4/1/97 Aaa 2,350,000 2,461,625
Georgia Muni. Elec. Auth. Spl. Oblig. (Fifth
Crossover Series Proj. 1) 6.50% 1/1/17,
(MBIA Insured)  Aaa  3,000,000  3,307,500
Rome-Floyd County Dev. Auth. Ind. Dev. Rev.
(Kroger Co. Proj.) 8% 12/1/09  -  3,500,000  3,801,875
  12,908,125
IDAHO - 0.1%
Boise Urban Renewal Parking Agcy. Rev.
(Tax Increment) Series A, B, C,
8.125% 9/1/15  BBB  375,000  405,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
ILLINOIS - 4.0%
Chicago O'Hare Int'l. Arpt. Rev. Rfdg.
(Gen. Arpt. 2nd Lien) Series A, 6.375%
1/1/15, (MBIA Insured)  Aaa $ 1,400,000 $ 1,473,500
Chicago O'Hare Int'l. Arpt. Spl. Facs. Rev. Rfdg.
(American Airlines, Inc. Proj.)
 8.20% 12/1/24  Baa2  1,000,000  1,172,500
Decatur Econ. Dev. Rev. Rfdg. (Kroger Co.)
Series 1992, 7.75% 6/1/07  Ba2  705,000  756,994
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev.
(Ford Heights Waste Tire Proj.) 7.875%
4/1/11 (e)  -  10,000,000  9,737,483
Illinois Edl. Facs. Auth. Rev.:
Rfdg. (Art Institute of Chicago) 5.75% 3/1/18  A1  3,500,000  3,434,375
 (Lewis University):
 5.90% 10/1/14  Baa  1,740,000  1,685,625
  6% 10/1/24  Baa  2,575,000  2,478,438
Illinois Health Facs. Auth. Rev.:
(Covenant Retirement Commty.)
 Series A, 7.60% 12/1/12  BBB+  750,000  790,313
 (Memorial Hosp.):
 7.125% 5/1/10  BBB  1,000,000  1,001,250
  7.25% 5/1/22  BBB  1,000,000  1,002,500
  23,532,978
INDIANA - 1.4%
Fishers Econ. Dev. Rev. (1st Mtg. United Student
Funds, Inc.) 8.375% 9/1/14  -  1,750,000  1,839,688
Indianapolis Arpt. Auth. Spl. Facs. Rev.
(United Airlines, Inc. Proj.) Series A,
6.50% 11/15/31 (e)  Baa2  4,500,000  4,449,375
Indianapolis Econ. Dev. Rev. Rfdg. & Impt.
(Nat'l. Benevolent Assoc.) 7.625% 10/1/22  Baa1  1,000,000  1,046,250
Wabash Econ. Dev. Rev. Rfdg. (Jesco Investment
Corp. Proj.) 6.625% 6/1/02  Ba2  965,000  1,012,044
  8,347,357
IOWA - 0.6%
Woodbury County Health Sys. Rev. (St. Luke's
Health Sys. Northpark) Series A,
7.15% 12/1/22  -  3,320,000  3,299,250
KANSAS - 0.0%
Kansas City Single Family Mtg. Rev.
9.50% 8/1/06, (AMBAC Insured)  Aaa  65,000  69,306
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
KENTUCKY - 2.6%
Kenton County Arpt. Board Spl. Facs.
Arpt. Rev. (Delta Airlines, Inc. Proj. A):
 7.80% 12/1/15  Ba3 $ 3,500,000 $ 3,740,625
  7.125% 2/1/21 (e)  Ba1  8,840,000  9,182,550
  6.125% 2/1/22 (e)  Ba1  1,750,000  1,675,625
Murray Ind. Dev. Rev. Rfdg. (Kroger Co.)
7.25% 9/1/12  Ba2  700,000  723,625
  15,322,425
LOUISIANA - 1.2%
Calcasieu Parish Inc. Ind. Dev. Board Poll. Cont.
Rev. Rfdg. (Gulf States Util. Co. Proj.)
6.75% 10/1/12  Ba1  1,000,000  1,013,750
Louisiana Pub. Facs. Auth. Ind. Dev. Rev. Rfdg.
(Beverly Enterprises, Inc.) 8.25% 9/1/08  -  555,000  591,075
Port New Orleans Ind. Dev. Rev. Rfdg.
(Continental Grain Co. Proj.) 7.50% 7/1/13  BB-  3,000,000  3,086,250
St. Charles Parish Environmental Impt. Rev.
(Louisiana Pwr & Lt. Proj.) Series B,
5.95% 12/1/23 (e)  Baa2  2,000,000  1,912,500
St. Tammany Pub. Trust Fing. Auth. Rev. Rfdg.
(Cap. Appreciation) Series C, 0% 7/20/14  Aaa  2,000,000  605,000
  7,208,575
MARYLAND - 2.9%
Baltimore County Poll. Cont. Rev. Rfdg.
(Bethlehem Steel Proj. B) 7.50 6/1/15  -  3,750,000  3,909,375
Maryland Commty. Dev. Administration Dept.
Hsg. & Commty. Dev. (Multi-Family Hsg.)
Series A, 6.50% 5/15/21 (e)  Aa  2,150,000  2,187,625
Maryland Energy Fing. Administration Ltd.
Oblig. Solid Waste Disp. Facs. Recycling Rev.
(Hagerstown Fiber Ltd. Partners)
 9% 10/15/16  -  6,000,000  6,097,500
Maryland Health & Higher Edl. Facs. Auth. Rev.:
Rfdg.:
 (Doctors Commty. Hosp.) 5.50% 7/1/24  Baa  2,700,000  2,247,750
  (Howard County Gen. Hosp.) 5.50% 7/1/13  Baa1  300,000  274,875
 (Good Samaritan Hosp.) 5.75% 7/1/13  A  2,680,000  2,643,150
  17,360,275
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
MASSACHUSETTS - 0.9%
Brockton Gen. Oblig.:
7.75% 12/15/96  Baa $ 300,000 $ 307,005
 7.75% 12/15/98  Ba1  170,000  183,388
Massachusetts Ind. Fin. Agcy. Rev.:
Rfdg.:
 (Atlanticare Med. Ctr.) Series A,
  10.125% 11/1/14  -  700,000  644,000
  (Emerson College) 8.90% 1/1/18  -  1,000,000  1,117,500
 (Institute Dev. Disabilities) 9.25% 6/1/09  -  90,000  88,200
 (Massachusetts Biomedical) (Cap. Appreciation)
 Series A-2:
  0% 8/1/08  A-  800,000  379,000
   0% 8/1/10  A-  4,500,000  1,828,125
 (New England Ctr. for Autism) 9.50% 11/1/15  -  300,000  330,375
 (Reed's Landing Proj.) 8.625% 10/1/23  -  500,000  504,375
  5,381,968
MICHIGAN - 8.6%
Detroit Hosp. Fin. Auth. Facs. Rev. (Michigan
Healthcare Corp. Proj.) 0% 12/1/20 (b)  Caa  6,715,000  2,551,700
Flint Hosp. Bldg. Auth. Rev. (Hurley Med. Ctr.):
Rfdg. 9.50% 7/1/06  Baa  1,165,000  1,195,931
 7.80% 7/1/14  Baa1  700,000  751,625
Highland Park Hosp. Fin. Auth. Hosp. Facs. Rev.
(Lakeside Commty. Hosp. Proj.) 0% 3/1/20 (b)  -  150,000  49,500
Michigan Hosp. Fin. Auth. Rev. Rfdg.:
(Detroit-Macomb Hosp. Corp.) Series A:
 7.30% 6/1/01  BB+  1,750,000  1,750,000
  7% 6/1/15  BB+  6,450,000  6,071,063
 (Pontiac Osteopathic Hosp.) 6% 2/1/24  Baa1  5,000,000  4,387,500
 (Port Huron Hosp.) Series A, 7.625% 7/1/15  Baa  2,000,000  2,025,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Great Lakes Pulp & Fibre Proj.) (e):
 10.25% 12/1/16  -  3,000,000  3,146,250
  10.25% 12/1/16  -  20,000,000  20,975,000
 (Mercy Svcs. for Aging Proj.) 9.40% 5/15/20  -  600,000  654,750
 (Michigan Health Care Corp. Proj.)
 0% 12/1/14 (b)  -  2,115,000  803,700
Wayne Charter County Spl. Arpt. Facs. Rev.
(Republic Airlines, Inc. Proj.) Series C,
10.375% 12/1/15  -  6,400,000  6,606,464
  50,968,483
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
MINNESOTA - 2.1%
Minnesota Hsg. Single Family Mtg. Rev.
6.40% 7/1/15  Aa $ 2,000,000 $ 2,047,500
St. Paul Hsg. & Redev. Auth. Hosp. Rev.
(Healtheast Proj.):
 Series A:
  6.625% 11/1/17  Baa  3,000,000  2,951,250
   9.75% 11/1/17  Baa  390,000  428,513
  Series B, 6.625% 11/1/17  Baa  7,000,000  6,886,250
  12,313,513
MISSISSIPPI - 0.7%
Claiborne County Poll. Cont. Rev.:
Rfdg. (Sys. Energy Resources, Inc. Proj.)
 7.30% 5/1/25  Ba1  2,250,000  2,351,250
 (Middle South Energy, Inc. Proj.):
 Series A, 9.50% 12/1/13  -  50,000  57,188
  Series C, 9.875% 12/1/14  -  1,100,000  1,269,125
Mississippi Home Corp. Single Family Sr. Rev.
Rfdg. Series 1990 A, 9.25% 3/1/12,
(FGIC Insured)  Aaa  260,000  282,750
  3,960,313
MISSOURI - 0.7%
Kansas City Ind. Dev. Auth. (Kingswood United
Methodist Manor Proj.) Series 1993,
9% 11/15/13  -  2,000,000  2,157,500
St. Louis Reg'l. Convention & Sports Complex
Auth. Series C, 7.90% 8/15/21  -  1,550,000  1,648,813
  3,806,313
NEVADA - 2.2%
Clark County Ind. Dev. Rev. (Southwest Gas
Corp.) Series A, 6.50% 12/1/33 (e)  Baa  6,000,000  5,985,000
Clark County Passenger Facs. Charge Rev.
(Las Vegas/Macarran Int'l. Arpt. Proj.)
Series A, 5.75% 7/1/23, (MBIA Insured) (e)  Aaa  4,500,000  4,353,750
Las Vegas Redev. Agcy. Tax Increment Rev.
(Sub. Lien Fremont St. Proj. A):
 6% 6/15/10  BBB+  1,500,000  1,464,375
  6.10% 6/15/14  BBB+  1,000,000  977,500
  12,780,625
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
NEW HAMPSHIRE - 1.4%
New Hampshire Higher Edl. & Health Facs. Auth.
Rev.:
 (1st Mtg. River Woods at Exeter):
  8% 3/1/00  - $ 1,900,000 $ 1,941,135
   8% 3/1/01  -  750,000  772,500
   9% 3/1/23  -  1,830,000  1,960,388
  (Littleton Hosp. Assoc., Inc.) Series A,
  9.50% 5/1/20  -  500,000  540,625
  (Valley Reg'l. Hosp.) 7.35% 4/1/23  -  3,180,000  3,076,650
  8,291,298
NEW JERSEY - 1.4%
Camden County Impt. Auth. Lease Rev.
(Dockside Refrigerated Holt) 8.40% 4/1/24 (e)  -  3,000,000  3,041,250
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
Rfdg.:
 (Holt Hauling & Warehousing)
  8.60% 12/15/17 (e)  -  4,500,000  4,635,000
  (Stolt Terminals Proj.) 10.50% 1/15/18  -  60,000  67,275
New Jersey Econ. Dev. Auth. 1st Mtg. Gross Rev.
(Franciscan Oaks Proj.) Series A,
8.50% 10/1/23  -  500,000  531,250
  8,274,775
NEW MEXICO - 3.7%
Albuquerque Arpt. Rev. Rfdg. (e)(f):
6.75% 7/1/11, (AMBAC Insured)  Aaa  1,805,000  1,967,450
 6.70% 7/1/18, (AMBAC Insured)  Aaa  3,970,000  4,074,213
Albuquerque Retirement Facs. Rev. Rfdg.
(La Vida Liena Proj.) Series A, 8.85% 2/1/23  -  2,000,000  2,095,000
Farmington Poll. Cont. Rev. (Pub. Svc. Co.
of New Mexico San Juan Proj.):
 Rfdg. Series X, 5.90% 4/1/07  Ba2  5,550,000  5,362,688
  Series A:
  6.50% 9/1/04  Ba2  750,000  750,698
   6% 3/1/08  Ba2  700,000  675,500
   6.50% 9/1/09  Ba2  1,795,000  1,788,305
   6.40% 8/15/23  Ba2  5,000,000  4,793,750
  21,507,604
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
NEW YORK - 9.7%
Metropolitan Transit Auth. Trans. Facs. (Cap.
Appreciation) Series 7, 0% 7/1/12  Baa1 $ 7,000,000 $ 2,581,250
New York City Ind. Dev. Agcy. Spl. Facs. Rev.
(Terminal One Group Assoc. Proj.)
6% 1/1/19 (e)  A  5,000,000  4,881,250
New York State Dorm. Auth. Rev. Series A:
Rfdg.:
 (State Univ. Edl. Facs.):
  5.50% 5/15/13  Baa1  14,035,000  13,368,338
   5.25% 5/15/15  Baa1  2,750,000  2,519,688
  (State Univ. of NY) 5.875% 5/15/17  Baa1  3,565,000  3,547,175
 (Consolidated City Univ. Sys.) 5.75% 7/1/13  Baa1  3,170,000  3,094,713
New York State Energy Research & Dev. Auth.
Elec. Facs. Rev. (Long Island Lighting)
Series A (e):
 7.15% 12/1/20  Ba1  1,500,000  1,524,375
  6.90% 8/1/22  Ba1  1,550,000  1,550,000
New York State Local Gov't. Assistance Corp.:
Rfdg. Series C, 5.50% 4/1/17  A  7,500,000  7,284,375
 Series A, 6% 4/1/16  A  5,875,000  5,904,375
New York State Med. Care Facs. Fing.
Agcy. Rev. (Mortgage Proj.) Series E,
6.20% 2/15/15, (FHA Insured)  Aa  3,000,000  3,071,250
New York State Tollway Auth. Gen. Rev. (Cap.
Appreciation) (Spl. Oblig.) Series A,
0% 1/1/04  BBB  4,000,000  2,590,000
New York State Urban Dev. Corp. Rev. Rfdg.
(Correctional Cap. Facs.) Series A:
 6.30% 1/1/03  Baa1  2,000,000  2,125,000
  6.40% 1/1/04  Baa1  2,000,000  2,132,500
Suffolk County Wtr. Auth. 6% 6/1/17,
(MBIA Insured)  Aaa  1,000,000  1,047,500
  57,221,789
NORTH CAROLINA - 0.8%
North Carolina Eastern Muni. Pwr. Agcy. #1
Catawba Elec. Rev. Rfdg. 5.75% 1/1/02  A  1,750,000  1,793,750
North Carolina Eastern Muni. Pwr. Agcy. Pwr.
Sys. Rev. Rfdg.:
 Series B, 7.25% 1/1/07  A  1,000,000  1,100,000
  Series C, 5.125% 1/1/03  A  2,000,000  1,960,000
  4,853,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
OHIO - 4.3%
Butler County Hosp. Facs. Rev. 7.50% 1/1/10  Baa $ 3,500,000 $ 3,640,000
Fairfield Econ. Dev. Rev. Rfdg. (Beverly
Enterprises Proj.) 8.50% 1/1/03  -  1,000,000  1,073,750
Gateway Econ. Dev. Corp. Rev. (Greater Cleveland
Stadium) Series 1990, 6.50% 9/15/14 (e)  -  3,000,000  2,940,000
Hamilton County Swr. Sys. Rev. Rfdg. & Impt.
(Metropolitan Swr. Dist. Proj.) Series A,
5% 12/1/14, (FGIC Insured)  Aaa  3,000,000  2,786,250
Mahoning Valley San. Dist. Wtr. Rev.:
7.75% 5/15/14  -  2,000,000  2,120,000
 7.75% 5/15/19  -  2,000,000  2,105,000
Ohio Econ. Dev. Rev. Rfdg. (Kroger Co. Proj.)
Series 1992, 7.50% 9/1/10  Ba2  470,000  493,500
Ohio Solid Waste Rev. (Republic Engineered
Steels Proj.) 8.25% 10/1/14 (e)  -  7,000,000  7,201,250
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.
(Wtr. Cont. Ln. Fund)5.625% 6/1/06,
(MBIA Insured)  Aaa  2,000,000  2,097,500
Summit County Ind. Dev. Rev. Rfdg. (Surnow
Assoc. Proj.) 7.65% 10/1/06  Ba3  870,000  949,388
  25,406,638
OKLAHOMA - 0.7%
Tulsa Muni. Arpt. Trust Rev. 7.35% 12/1/11  Baa2  4,000,000  4,290,000
PENNSYLVANIA - 9.1%
Allegheny County Hosp. Dev. Auth. Health
Facs. Rev. (Allegheny Valley School):
 8% 2/1/02  Ba1  570,000  593,513
  8.50% 2/1/15  Ba1  2,930,000  3,087,488
Allegheny County Ind. Dev. Auth. Rev. (YMCA
Pittsburgh Proj.) Series 1990, 8.75% 3/1/10  -  380,000  411,825
Butler County Ind. Dev. Auth. Health Ctr. Rev.
Rfdg. (Sherwood Oaks Proj.) 5.75% 6/1/11  A-  3,000,000  2,846,250
Cumberland County Muni. Auth. Rev. (Carlisle
Hosp.):
 6.80% 11/15/14  Baa  3,250,000  3,189,063
  6.80% 11/15/23  Baa  1,000,000  967,500
Delaware County Auth. Rev. (1st Mtg.) (Riddle
Village Proj.):
 Series 1992, 8.75% 6/1/10  -  2,870,000  3,131,888
  7% 6/1/00  -  1,000,000  1,012,500
  8.25% 6/1/22  -  1,250,000  1,331,250
  9.25% 6/1/22  -  1,700,000  1,891,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Montgomery County Higher Ed. & Health Auth.
Hosp. Rev. (United Hosp., Inc. Proj.):
 (St. Christopher):
  8.25% 11/1/03  Ba1 $ 1,250,000 $ 1,306,250
   7% 11/1/06  Ba1  120,000  120,300
   8.50% 11/1/17  Ba1  525,000  547,969
 Series A:
 8% 11/1/95  Ba1  100,000  100,000
  8% 11/1/96  Ba1  65,000  66,061
  10% 11/1/05  Ba1  25,000  25,469
 Series B:
 8% 11/1/95  Ba1  50,000  50,000
  8.10% 11/1/97  Ba1  35,000  36,094
Northampton County Ind. Dev. Auth. Rev. Rfdg.
(Bethlehem Steel Poll. Cont. Proj.) Series 1994
7.55% 6/1/17  -  1,940,000  2,010,325
Pennsylvania Econ. Dev. Fing. Auth. Resource
Recovery Rev. (Sr. Northhampton Generating)
Series A, 6.60% 1/1/19 (e)  -  6,000,000  5,880,000
Pennsylvania Ind. Dev. Auth. Rev. Econ. Dev. Rev.:
(Long Term Care, Maplewood) 8% 1/1/24  -  3,000,000  3,123,750
 5.80% 7/1/09, (AMBAC Insured)  Aaa  1,345,000  1,402,163
Philadelphia Hosp. & Higher Ed. Facs. Auth.
Rev. (Graduate Health System) Series A:
 6.25% 7/1/13  Baa1  7,000,000  6,790,000
  6.25% 7/1/18  Baa1  5,180,000  4,966,325
Philadelphia Muni. Auth. Rev. Lease Rfdg.
Series D, 6.30% 7/15/17  Baa  2,230,000  2,224,425
Philadelphia Wtr. & Wastewtr. Rev. 5.50%
6/15/12, (FGIC Insured)  Aaa  4,000,000  3,945,000
Somerset County Hosp. Auth. Rev.
(Health Care 1st Mtg-gtd.) 8.50% 6/1/24  -  2,500,000  2,531,250
  53,587,908
PUERTO RICO - 0.7%
Puerto Rico Telephone Auth. Rev. 2.62% 1/1/04,
(AMBAC Insured) INFL (d)  Aaa  4,000,000  3,900,000
RHODE ISLAND - 1.0%
Rhode Island Auth. & Econ. Dev. Corp. Arpt.
Rev. Series A, 7% 7/1/14, (FSA Insured) (e)  Aaa  4,000,000  4,550,000
Rhode Island Clean Wtr. Protection Fin.
Agcy. Wtr. Poll. Cont. Rev. (Revolving Fund
Pooled Loan) Series A, 5.40% 10/1/15,
(MBIA Insured)  Aaa  1,650,000  1,577,813
  6,127,813
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
TENNESSEE - 1.6%
Bradley County Ind. Dev. Board Ind. Dev. Rev.
Rfdg. (Kroger Co.- Peytons SE Proj.)
8.10% 5/1/12  Ba2 $ 650,000 $ 704,438
Dyer County Ind. Dev. Board. Ind. Dev. Rev.
Rfdg. (Tennessee Assoc. Proj.) 6% 2/1/07  Ba2  1,715,000  1,657,119
East Ridge Ind. Dev. Board Rev. Rfdg.
(Kroger Co. Proj.) 5.75% 9/1/00  Ba2  2,100,000  2,107,875
Rutherford County Ind. Dev. Board Dev. Rev.
Rfdg. (Kroger Co. Proj.) 7.30% 6/1/21  Ba2  1,000,000  1,023,750
Springfield Ind. Dev. Board Ind. Dev. Rev.
Rfdg. (Kroger Co. Proj.) 7.25% 5/1/11  Ba2  3,500,000  3,635,625
  9,128,807
TEXAS - 2.7%
Dallas-Fort Worth Int'l. Arpt. Facs. Impt. Corp.
Rev. (AMR Corp.) 7.50% 11/1/25 (e)  Baa2  6,000,000  6,360,000
East Texas Health Facs. Dev. Corp. Hosp. Rev.
(Palestine) 7.80% 8/15/18  -  3,000,000  2,647,500
Harris County Cultural & Ed. Facs. Fin. Corp.
Rev. (Space Ctr. Houston Proj.) (b):
 9% 8/15/00  -  700,000  175,000
  9.25% 8/15/15  -  5,900,000  1,475,000
Houston Elderly Hsg. Auth. 1st Lien Rev. (Low
Income Elderly Hsg.) 7.50% 7/1/17  -  450,000  461,250
Houston Hsg. Fin. Corp. Single Family Mtg.
Rev. (Verex Mtg. Assurance, Inc.) Series 1984 A,
10.875% 2/15/16  A  180,000  182,700
San Antonio Health Facs. Dev. Corp. Econ. Dev.
Rev. Rfdg. (Encore Nursing Ctr. Partner)
(Beverly Enterprises, Inc.) 8.25% 12/1/19  -  2,250,000  2,340,000
Tomball Hosp. Auth. Rev. Rfdg. 6.125% 7/1/23 (e)  Baa  2,200,000  1,980,000
  15,621,450
UTAH - 0.0%
South Salt Lake City Ind. Rev. (Price Savers
Wholesale Club Proj.) 9% 11/15/13  -  250,000  284,375
VIRGINIA - 2.9%
Charlottesville Ind. Dev. Auth. Ind. Dev. Rev.
Rfdg. (Kroger Co. Proj.) 7.25% 5/1/10  Ba2  3,250,000  3,375,938
Hopewell Ind. Dev. Auth. Resources Recovery
Rev. (Stone Container Corp.) 8.25% 6/1/16  -  3,735,000  4,099,163
Loudoun County Ind. Dev. Auth. Residential Care
Facs. Rev. (Falcons Landing Proj.) Series A:
 9.25% 11/1/04  -  1,000,000  1,053,750
  8.75% 11/1/24  -  8,500,000  8,670,000
  17,198,851
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
WASHINGTON - 3.5%
Clark County Pub. Util. Dist. (Multi Purp. Proj.
No. 1) 6% 1/1/08, (FGIC Insured)  Aaa $ 1,700,000 $ 1,808,375
Washington Pub. Pwr. Supply Sys. Rev.:
(Nuclear Proj. #1) 5.40% 7/1/12  Aa  2,800,000  2,625,000
 (Nuclear Proj. #2) 5.40% 7/1/12  Aa  14,000,000  12,862,500
 (Nuclear Proj. #3 5.40% 7/1/12  Aa  4,000,000  3,640,000
  20,935,875
WEST VIRGINIA - 1.2%
Kanawha County Ind. Dev. Rev. Rfdg.
(Topvalco, Inc. Proj.) 7.125% 11/1/12  Ba2  4,500,000  4,623,750
Ripley Ind. Dev. Rev. Rfdg. (Kroger Co. Proj.)
7.30% 5/1/11  Ba2  2,200,000  2,293,500
  6,917,250
TOTAL MUNICIPAL BONDS
(Cost $543,000,851)   545,176,864
MUNICIPAL NOTES (C) - 7.6%
CALIFORNIA - 0.5%
Los Angeles County Trans. Commission Sales
Tax Rev. Rfdg. Series 1992 A, 3.20%,
BPA Industrial Bank of Japan
Ltd. (FGIC Insured) VRDN  VMIG 1  2,800,000  2,800,000
CONNECTICUT - 0.9%
Connecticut State Dev. Auth. Poll. Cont. Rev. Rfdg.
(Connecticut Lt. & Pwr. Co. Proj.) Series A,
4.10%, LOC Deutsche Bank, VRDN  VMIG 1  2,000,000  2,000,000
Connecticut Spl. Assessment Unemployment
Compensation Rev. Series 1993B, 3.65%,
LOC Industrial Bank of Japan, Mitsubishi
Bank Ltd. Japan, VRDN  VMIG 1  3,100,000  3,100,000
  5,100,000
GEORGIA - 0.3%
Hapeville Dev. Auth. Ind. Dev. Rev. (Hapeville
Hotel Proj.) 4.15%, LOC Swiss Bank, VRDN  P-1    2,000,000  2,000,000
ILLINOIS - 0.2%
Illinois Dev. Fin. Auth. Multi-Family Hsg. Rev. Rfdg.
(Garden Glen Apts.) Series 1993,
3.95%, VRDN  A-1+  1,200,000  1,200,000
MUNICIPAL NOTES (C) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
INDIANA - 1.7%
Indiana Hosp. Equip. Fing. Auth. Rev.
Series 1985 A, 4.50%, BPA Bank
of New York (MBIA Insured) VRDN VMIG 1 $ 10,100,000 $ 10,100,000 MASSACHUSETTS - 0.8%
Commonwealth of Massachusetts Gen. Oblig.
BAN 1995 Series A, 4.25% 6/12/96  MIG 1  5,000,000  5,015,800
MINNESOTA - 0.6%
Duluth Tax Increment Rev. (Lake Superior Paper
Co.) Series 1985, 4.05%, LOC Nat'l. Australia
Bank, VRDN  VMIG 1  2,400,000  2,400,000
Minneapolis Hsg. Dev. Rev. Rfdg. (One Ten
Grant Proj.) Series 1989, 3.70%, LOC
First Bank NA, VRDN  VMIG 1  1,000,000  1,000,000
  3,400,000
NEW YORK - 0.8%
New York City Muni. Wtr. Fin. Auth.
Wtr. & Swr. Rev. VRDN:
 Series G, 3.80% (FGIC Insured)  VMIG 1  1,500,000  1,500,000
  Series 1993-C, 3.90% (FGIC Insured)  VMIG 1  1,100,000  1,100,000
New York State Energy & Research Dev. Auth.
Poll. Cont. Rev. (Niagra Mohawk Pwr.)
Series 1987 A, 4.15%, LOC Toronto
Dominion Bank, VRDN  -     2,300,000  2,300,000
  4,900,000
NORTH CAROLINA - 0.4%
Wake County Ind. Facs. & Poll. Cont. Fing.
Auth. Rev. (Carolina Pwr. & Lt. Co.) Series B,
4.75%, LOC Sumitimo Bank Ltd., VRDN  A-1    2,200,000  2,200,000
OHIO - 0.0%
Ohio State Univ. Rev. (Gen. Receipts)
Series 1986 B, 4.40%, BPA Fuji Bank, VRDN  VMIG 1  100,000  100,000
SOUTH CAROLINA - 0.5%
South Carolina Jobs Econ. Dev. Auth. Rev.
(St. Francis Hosp. Sys. Proj.) 4%,
LOC Chemical Bank, VRDN  VMIG 1  2,900,000  2,900,000
WISCONSIN - 0.9%
Wisconsin Gen. Oblig. TRAN 4.50% 6/17/96  MIG 1  5,000,000  5,024,500
TOTAL MUNICIPAL NOTES
(Cost $44,740,300)   44,740,300
TOTAL INVESTMENTS - 100%
(Cost $587,741,151)  $ 589,917,164
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
TRAN - Tax and Revenue Anticipation
  Notes
VRDN - Variable Rate Demand Notes
LEGEND
(1.) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(2.) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(3.) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(4.) Coupon is inversely indexed to a floating interest rate. The price will be more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.
(5.) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(6.) Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 21.8% AAA, AA, A 23.8%
Baa 22.8% BBB  20.6%
Ba 11.1% BB  10.9%
B 0.0% B  0.0%
Caa 0.9% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.4%
The percentage not rated by either S&P or Moody's amounted to 28.0%. FMR has determined that unrated debt securities that are lower quality account for 25.4% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
Health Care  27.6%
Industrial Development  22.2
Electric Revenue  10.2
Others (individually less than 10%)  40.0
TOTAL  100.0%
INCOME TAX INFORMATION
At October 31, 1995, the aggregate cost of investment securities for income tax purposes was $587,741,151. Net unrealized appre- ciation aggregated $2,176,013, of which $19,718,406 related to appreciated invest- ment securities and $17,542,393 related to depreciated investment securities.
At October 31, 1995, the fund had a capital loss carryforward of approximately $10,683,000 of which $3,173,000 and $7,510,000 will expire on October 31, 2002 and 2003, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1995

ASSETS

Investment in securities, at value (cost $587,741,151) -                  $ 589,917,164
See accompanying schedule

Cash                                                                       326,825

Receivable for investments sold                                            9,326,973

Interest receivable                                                        12,073,391

Prepaid expenses                                                           15,919

 TOTAL ASSETS                                                              611,660,272

LIABILITIES

Payable for investments purchased                           $ 6,601,202
Regular delivery

 Delayed delivery                                            5,846,081

Distributions payable                                        1,018,381

Accrued management fee                                       189,953

Distribution fees payable                                    143,500

Other payables and accrued expenses                          180,668

 TOTAL LIABILITIES                                                         13,979,785

NET ASSETS                                                                $ 597,680,487

Net Assets consist of:

Paid in capital                                                           $ 607,721,661

Accumulated undistributed net realized gain (loss) on                      (12,217,187)
investments

Net unrealized appreciation (depreciation) on                              2,176,013
investments

NET ASSETS                                                                $ 597,680,487

CALCULATION OF MAXIMUM OFFERING PRICE                                      $11.88
CLASS A:
NET ASSET VALUE and redemption price per share
 ($565,130,988 (divided by) 47,576,602 shares)

Maximum offering price per share (100/95.25 of $11.88)                     $12.47

CLASS B:                                                                   $11.86
NET ASSET VALUE and offering price per share
 ($32,395,487 (divided by) 2,732,373 shares) A

INSTITUTIONAL CLASS:                                                       $11.88
NET ASSET VALUE, offering price and redemption price per

 share ($154,012 (divided by) 12,960 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED OCTOBER 31, 1995

INTEREST INCOME                                                           $ 39,601,326

EXPENSES

Management fee                                             $ 2,289,466

Transfer agent fees                                         1,011,284
Class A

 Class B                                                    42,001

 Institutional Class                                        335

Distribution fees                                           1,366,177
Class A

 Class B                                                    217,395

Accounting fees and expenses                                229,551

Non-interested trustees' compensation                       6,028

Custodian fees and expenses                                 19,369

Registration fees                                           44,493
Class A

 Class B                                                    47,648

 Institutional Class                                        13,741

Audit                                                       38,153

Legal                                                       26,175

Reports to shareholders                                     50,855

Miscellaneous                                               4,344

 Total expenses before reductions                           5,407,015

 Expense reductions                                         (37,440)       5,369,575

NET INTEREST INCOME                                                        34,231,751

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      (5,323,341)

 Futures contracts                                          (2,903,244)    (8,226,585)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      40,027,062

 Futures contracts                                          3,579          40,030,641

NET GAIN (LOSS)                                                            31,804,056

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 66,035,807
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED      YEAR ENDED
                                                         OCTOBER 31,     OCTOBER 31,
                                                         1995            1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 34,231,751    $ 31,847,461
Net interest income

 Net realized gain (loss)                                 (8,226,585)     (3,054,925)

 Change in net unrealized appreciation (depreciation)     40,030,641      (64,524,052)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          66,035,807      (35,731,516)
FROM OPERATIONS

Distributions to shareholders                             (33,101,699)    (31,785,094)
From net interest income
 Class A

  Class B                                                 (1,127,659)     (63,973)

  Institutional Class                                     (2,393)         -

 From net realized gain Class A                           -               (2,464,636)

 In excess of net realized gain Class A                   -               (350,395)

 TOTAL DISTRIBUTIONS                                      (34,231,751)    (34,664,098)

Share transactions - net increase (decrease)              11,485,606      127,211,465

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 43,289,662      56,815,851

NET ASSETS

 Beginning of period                                      554,390,825     497,574,974

 End of period                                           $ 597,680,487   $ 554,390,825


FINANCIAL HIGHLIGHTS - CLASS A

                                   YEARS ENDED OCTOBER 31,

                                   1995                      1994 C      1993        1992        1991

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 11.220                  $ 12.720    $ 11.650    $ 11.410    $ 10.870
of period

Income from Investment
Operations

 Net interest income                .700                      .689        .710        .774        .803

 Net realized and unrealized        .660                      (1.430)     1.100       .250        .660
 gain (loss)

 Total from investment              1.360                     (.741)      1.810       1.024       1.463
 operations

Less Distributions

 From net interest income           (.700)                    (.689)      (.710)      (.774)      (.803)

 From net realized gain             -                         (.060)      (.030)      (.010)      (.120)

 In excess of net                   -                         (.010)      -           -           -
 realized gain

 Total distributions                (.700)                    (.759)      (.740)      (.784)      (.923)

Net asset value, end of            $ 11.880                  $ 11.220    $ 12.720    $ 11.650    $ 11.410
period

TOTAL RETURN A, B                   12.50%                    (6.03)%     15.95%      9.21%       14.02%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period          $ 565,131                 $ 544,422   $ 497,575   $ 156,659   $ 67,135
(000 omitted)

Ratio of expenses to average        .91%                      .89%        .92%        .90%        .90%
net assets                                                                           D           D

Ratio of net interest income to     6.06%                     5.78%       5.59%       6.59%       7.08%
average net assets

Portfolio turnover                  37%                       38%         27%         13%         10%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
FINANCIAL HIGHLIGHTS - CLASS B

                                                      YEARS ENDED OCTOBER 31,

                                                      1995                      1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 11.210                  $ 11.610

Income from Investment Operations

 Net interest income                                   .612                      .188

 Net realized and unrealized gain (loss)               .650                      (.400)

 Total from investment operations                      1.262                     (.212)

Less Distributions

 From net interest income                              (.612)                    (.188)

Net asset value, end of period                        $ 11.860                  $ 11.210

TOTAL RETURN B, C                                      11.57%                    (1.86)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 32,395                  $ 9,968

Ratio of expenses to average net assets                1.86%                     2.09%
                                                      D                         A

Ratio of net interest income to average net assets     5.18%                     4.58%
                                                                                A

Portfolio turnover                                     37%                       38%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                      YEAR ENDED
                                                      OCTOBER 31,
                                                      1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 11.700

Income from Investment Operations

 Net interest income                                   .232

 Net realized and unrealized gain (loss)               .180

 Total from investment operations                      .412

Less Distributions

 From net interest income                              (.232)

Net asset value, end of period                        $ 11.880

TOTAL RETURN B, C                                      3.55%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 154

Ratio of expenses to average net assets                .75%
                                                      A, D

Ratio of net interest income to average net assets     5.89% A

Portfolio turnover                                     37%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor High Income Municipal Fund (the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Institutional Class shares on July 3, 1995. Investment income, realized and unrealized capital gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees and expenses. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available through the pricing service are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law, which are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS.
Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions and market discount.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security.
Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $203,572,607 and $224,351,804, respectively.
The market value of futures contracts opened and closed during the period amounted to $314,742,738 and $322,559,590, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1200% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annual rate of .40% of average net assets. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan") and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A Plan and Class B Plan the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Class A and Class B shares, respectively. For the period, the fund paid FDC $1,366,177 and $217,395 under the Class A Plan and Class B Plan, respectively, of which $1,358,027 and $54,382 were paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class B shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, and Institutional Class shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services. No payments were made under the Plans during the period.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares of the fund. For the period, FDC received sales charges of $2,247,388 on sales of Class A shares of the fund, of which $1,894,260 was paid to securities dealers, banks, and other financial institutions. FDC also receives the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
SALES LOAD - CONTINUED
of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received contingent deferred sales charges of $39,695 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class B and Institutional shares. UMB has entered into sub-arrangements with State Street Bank and Trust Company (State Street) with respect to the Class A shares, and Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, with respect to the Class B and Institutional shares to perform the transfer, dividend disbursing, and shareholder servicing agent functions. During the period November 1, 1994 to December 31, 1994, State Street and FIIOC received fees based on the type, size, number of accounts and the number of transactions made by shareholders of the respective classes of the fund. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which State Street and FIIOC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to State Street and FIIOC by UMB, which is reimbursed by the fund for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
UMB also has a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
Effective July 1, 1995, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of average net assets of 1.00%, 1.75% and .75% for Class A, Class B and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $23,461 and $13,979 for Class B and Institutional Class, respectively.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
  SHARES DOLLARS
 YEAR ENDED OCTOBER 31, YEAR ENDED OCTOBER 31,
 1995 A 1994  B 1995 A 1994 B
CLASS A
Shares sold  12,273,037  22,999,310 $ 140,517,484 $ 279,994,055
Reinvestment of distributions  1,809,737  1,766,115  20,850,961  21,077,604
Shares redeemed  (15,035,639)  (15,352,447)  (171,150,553)  (184,125,024)
Net increase (decrease)  (952,865)  9,412,978 $ (9,782,108) $ 116,946,635
CLASS B
Shares sold  2,043,527  892,941 $ 23,449,301 $ 10,311,726
Reinvestment of distributions  61,101  3,497  707,595  39,828
Shares redeemed  (261,235)  (7,458)  (3,041,172)  (86,724)
Net increase (decrease)  1,843,393  888,980 $ 21,115,724 $ 10,264,830
INSTITUTIONAL CLASS
Shares sold  12,792  - $ 150,012 $ -
Reinvestment of distributions  168  -  1,978  -
Shares redeemed  -  -  -  -
Net increase (decrease)  12,960  - $ 151,990 $ -
A SHARE TRANSACTIONS FOR THE INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1995.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1994.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series V and the Shareholders of Fidelity Advisor High Income
Municipal Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series V: Fidelity Advisor High Income Municipal Fund, including the schedule of portfolio investments, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended (Class A), for the year ended October 31, 1995, and for the period June 30, 1994 (commencement of sale of Class B shares) to October 31, 1994 (Class B) and for the period July 3, 1995 (commencement of sale of Institutional Class shares) to October 31, 1995 (Institutional Class). These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series V: Fidelity Advisor High Income Municipal Fund as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (Class A), for the year ended October 31, 1995 and for the period June 30, 1994 (commencement of sale of Class B shares) to October 31, 1994 (Class B) and for the period July 3, 1995 (commencement of sale of Institutional Class shares) to October 31, 1995 (Institutional Class), in conformity with generally accepted accounting principles. COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 11, 1995

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Robert A. Lawrence, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
UMB Bank, n.a.
Kansas City, MO
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
* INDEPENDENT TRUSTEES
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Equity Portfolio Growth
Fidelity Advisor Global Resources Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Limited Term Bond Fund
Fidelity Advisor Short Fixed-Income Fund
TAX-EXEMPT FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Limited Term Tax-Exempt Fund
Fidelity Advisor Short-Intermediate Tax-Exempt Fund
STATE TAX-EXEMPT FUNDS
Fidelity Advisor New York Tax-Free Fund
MONEY MARKET FUNDS
Daily Money Fund:
Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

HIGH INCOME MUNICIPAL
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
OCTOBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE       3   Ned Johnson on investing
                              strategies.

PERFORMANCE               4   How the fund has done over time.

FUND TALK                 7   The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       11   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              12   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     27   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    33   Notes to the financial statements.

REPORT OF INDEPENDENT    38   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR HIGH INCOME MUNICIPAL FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class A, the original class of the fund, and reflect Class A's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past one year, past five years and life of fund total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1995                        PAST 1   PAST 5   LIFE OF
                                                      YEAR     YEARS    FUND

Advisor High Income Municipal - Institutional Class   12.59%   52.76%   112.40%

Lehman Brothers Municipal Bond Index                  14.84%   52.34%   n/a

Average High-Yield Municipal Bond Fund                12.72%   47.90%   n/a

Consumer Price Index                                  2.81%    15.13%   33.65%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on September 16, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers Municipal Bond Index - a broad gauge of the municipal bond market. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the average high-yield municipal bond fund, which reflects the performance of 36 high-yield municipal bond funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any. Comparing Institutional Class' performance to the consumer price index (CPI) helps show how the class did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995                   PAST 1   PAST 5   LIFE OF
                                                 YEAR     YEARS    FUND

Advisor High Income Municipal - Institutional    12.59%   8.84%    9.71%
Class

Lehman Brothers Municipal Bond Index             14.84%   8.78%    n/a

Average High Yield Municipal Bond Fund           12.72%   8.12%    n/a

Consumer Price Index                             2.81%    2.86%    3.65%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' actual (or cumulative) return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
              FA High Inc Muni(220)  LB Muni Bond Index
     09/30/87                9525.00          10000.00
     10/31/87                9555.84          10035.40
     11/30/87                9717.96          10297.42
     12/31/87                9884.43          10446.84
     01/31/88               10247.96          10818.96
     02/29/88               10361.62          10933.31
     03/31/88               10241.48          10805.94
     04/30/88               10291.73          10888.06
     05/31/88               10343.23          10856.60
     06/30/88               10535.96          11015.43
     07/31/88               10569.52          11087.25
     08/31/88               10605.57          11097.01
     09/30/88               10767.20          11297.86
     10/31/88               10914.32          11497.27
     11/30/88               10926.11          11391.96
     12/31/88               11051.07          11508.50
     01/31/89               11190.23          11746.49
     02/28/89               11201.45          11612.46
     03/31/89               11287.65          11584.71
     04/30/89               11545.60          11859.73
     05/31/89               11734.23          12106.06
     06/30/89               11868.63          12270.46
     07/31/89               11972.74          12437.46
     08/31/89               12065.36          12315.70
     09/30/89               12101.74          12279.00
     10/31/89               12229.51          12429.17
     11/30/89               12380.07          12646.68
     12/31/89               12497.76          12750.13
     01/31/90               12517.48          12689.82
     02/28/90               12607.19          12803.39
     03/31/90               12686.29          12807.23
     04/30/90               12570.25          12714.51
     05/31/90               12827.85          12992.07
     06/30/90               12978.99          13106.27
     07/31/90               13179.18          13299.59
     08/31/90               13090.25          13106.48
     09/30/90               13183.33          13113.95
     10/31/90               13364.33          13351.83
     11/30/90               13695.93          13620.34
     12/31/90               13783.31          13679.59
     01/31/91               13943.72          13863.17
     02/28/91               14050.93          13983.78
     03/31/91               14133.54          13988.81
     04/30/91               14363.67          14175.56
     05/31/91               14541.22          14301.58
     06/30/91               14575.06          14287.42
     07/31/91               14763.53          14461.44
     08/31/91               14896.85          14651.90
     09/30/91               15071.58          14842.67
     10/31/91               15238.59          14976.25
     11/30/91               15295.92          15018.04
     12/31/91               15462.27          15340.32
     01/31/92               15633.67          15375.30
     02/29/92               15718.61          15380.22
     03/31/92               15797.47          15385.91
     04/30/92               15940.04          15522.85
     05/31/92               16083.03          15705.55
     06/30/92               16303.56          15969.09
     07/31/92               16871.26          16447.84
     08/31/92               16740.62          16287.48
     09/30/92               16845.09          16394.00
     10/31/92               16641.80          16232.84
     11/30/92               16975.34          16523.57
     12/31/92               17180.00          16692.28
     01/31/93               17470.60          16886.41
     02/28/93               18087.50          17497.19
     03/31/93               17898.84          17312.25
     04/30/93               18088.65          17486.93
     05/31/93               18238.45          17585.20
     06/30/93               18530.86          17878.70
     07/31/93               18544.63          17902.12
     08/31/93               19022.25          18274.84
     09/30/93               19285.67          18482.99
     10/31/93               19296.01          18518.67
     11/30/93               19107.43          18355.52
     12/31/93               19548.65          18743.00
     01/31/94               19776.29          18957.05
     02/28/94               19253.60          18466.06
     03/31/94               18227.32          17714.12
     04/30/94               18348.26          17864.34
     05/31/94               18456.77          18019.22
     06/30/94               18388.81          17909.12
     07/31/94               18720.52          18237.40
     08/31/94               18749.93          18300.50
     09/30/94               18456.21          18031.85
     10/31/94               18132.68          17711.60
     11/30/94               17549.71          17391.38
     12/31/94               17975.05          17774.16
     01/31/95               18582.30          18282.15
     02/28/95               19082.97          18813.79
     03/31/95               19183.31          19029.96
     04/30/95               19246.37          19052.42
     05/31/95               19862.27          19660.38
     06/30/95               19706.46          19488.35
     07/31/95               19770.66          19673.10
     08/31/95               19970.67          19922.56
     09/30/95               20131.71          20048.66
     10/31/95               20399.70          20340.17

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Advisor High Income Municipal Fund - Institutional Class on September 30, 1987, shortly after the fund started. As the chart shows, by October 31, 1995, the value of your investment would have grown to $21,434 - a 114.34% increase on your initial investment. For comparison, look at how the Lehman Brothers Municipal Bond index did over the same period. With dividends reinvested, the same $10,000 would have grown to $20,340 - a 103.40% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                              YEARS ENDED OCTOBER 31,

                              1995                      1994      1993     1992    1991

Dividend return               6.71%                     5.27%     6.49%    7.01%   7.89%

Capital appreciation return    5.88%                    -11.30%   9.46%    2.20%     6.13%

Total return                  12.59%                    -6.03%    15.95%   9.21%   14.02%


DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1995           PAST          LIFE
                                         MONTH         OF CLASS

Dividends per share                      5.92(cents)   23.15(cents)

Annualized dividend rate                 5.88%         5.99%

30-day annualized yield                  n/a           -

30-day annualized tax-equivalent yield   n/a           -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $11.85 over the past month, and $11.75 over the life of Class, you can compare the class' income over these two periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
In sharp contrast to much of 1994,
the municipal bond market posted
positive returns for the 12 months
ended October 31, 1995. For the
period, the Lehman Brothers
Municipal Bond Index - a broad
measure of the tax-free market -
had a total return of 14.84%. By
comparison, the Lehman Brothers
Aggregate Bond Index - a proxy
of investment-grade taxable
bonds - had a total return of
15.65%. While the bankruptcy of
Orange County, California, in
December 1994 caused some
concern among investors, tax-free
bonds managed to surge ahead of
their taxable counterparts in the
first quarter of 1995 on signs of a
slowing economy and tamer
inflation expectations. By spring,
however, the muni bond market
began to underperform U.S.
Treasury securities when
Congress began consideration of
tax-code changes, some of which
threatened the tax-exempt status
of municipal securities. This threat
of radical tax reform dampened
enthusiasm in the municipal bond
market, helping shorter maturity
bonds to outperform longer bonds
throughout the spring and
summer months. In early fall,
historically attractive valuations
relative to Treasuries, weakening
new issuance and stronger
demand from insurance
companies and retail buyers
helped tax-free bonds rebound.
An interview with Tanya Roy,
Portfolio Manager of Fidelity Advisor High Income Municipal Fund
Q. HOW DID THE FUND PERFORM, TANYA?
A. For the year ended October 31, 1995, the fund's Institutional Class of shares returned 12.59%. For the same period, the average high- yield municipal bond fund returned 12.72%, according to Lipper Analytical Services. The Lehman Brothers Municipal Bond Index returned 14.84% for the period. Unlike the index, the fund has approximately 37% of its investments in non-investment grade municipal bonds. As a rule, investment-grade bonds have more price sensitivity to interest rate changes and thus will outperform high-yield bonds in a rally like we've seen this year.
Q. MUNICIPAL BONDS HAVE PERFORMED WELL THIS YEAR COMPARED TO 1994. WHAT WERE SOME OF THE MAJOR FACTORS THAT SHAPED THE PERFORMANCE OF THE MUNICIPAL BOND MARKET?
A. Municipal bonds surged ahead in the first quarter of 1995 and continued to appreciate throughout the year. This paralleled the upward price movement in Treasury bonds as investors grew increasingly optimistic about the prospects for low inflation and moderate economic growth. The performance of munis also has been aided by a 17% drop in new issuance from last year's levels. I think, however, the major factor in the market this year has been the discussion of federal tax reform and the prospect of a flat tax. Many of the radical tax reform proposals in Washington threaten to eliminate the tax-free advantage of municipal bonds. The effect of such debate has impacted the demand side of the equation. The muni yield curve steepened last spring and early summer as buyers, both retail investors and insurance companies, sought bonds with maturities inside 15 years. Demand in the market also was held back by flat to negative cash flows into mutual funds, a major buyer of municipal bonds.
Q. WHERE DO HIGH-INCOME MUNICIPAL BONDS FIT INTO THIS PICTURE?
A. In general, most high-income munis fall into the longer maturities on the yield curve and, as I said before, the longer end tended to underperform the shorter end of the curve. High-yield muni bonds do, however, generate attractive income to compensate for their additional risk. Although price-performance has overshadowed income this year, when you look at the total return components of bonds over time, the income component makes up the majority of the return of the bond.
Q. HEALTH CARE BONDS ENCOMPASS APPROXIMATELY 28% OF THE PORTFOLIO. WHAT HAPPENED IN THAT AREA THIS YEAR?
A. Two-thirds of the fund's health care exposure consists of hospital bonds. The sector has lagged this year relative to other municipal sectors. In general, like the tax-reform talk, Medicare and Medicaid reform proposals in Washington have tainted the industry.
Q. WHAT'S YOUR OPINION ON THE STATUS OF THE TAX-FREE HEALTH CARE MARKET? HAVE YOU BEEN ABLE TO FIND ANY APPEALING ISSUERS IN THIS SECTOR?
A. Keep in mind that this kind of uncertainty presents investment opportunities. I think it's necessary to look at hospital issuers on a case-by-case basis. Over time, market valuations of individual issuers will sort themselves out and good credits should be recognized by the market. With the help of Fidelity's strong research staff, I believe I've identified solid health-care names such as Rocky Mountain Adventist in Colorado. In general, I look for hospitals and other health care facilities with low costs, market leadership and forward-thinking management.
Q. HOW HAS THE FUND'S POSITION IN AIRLINE BONDS DONE?
A. Very well. Municipal bonds backed by fees paid by major airlines to airports have been a top performing sector of the high-yield muni market. A number of airline bonds are not investment grade, but they trade as if they were. In other words, many airline bonds are trading at yields much higher than their credit rating would suggest. This is the case with the fund's major airline holding, Delta Airlines. The fund's Delta holdings are in Kenton County, Kentucky - the Cincinnati/Northern Kentucky Airport - and at Chicago's O'Hare Airport.
Q. WHAT ABOUT THE FUND'S HOLDINGS IN ELECTRIC UTILITIES?
A. The fund owns bonds issued by both municipal utilities and investor-owned utilities. Approximately 10% of the fund's investments are in this sector. Like health care, the electric utility industry is experiencing substantial change because of deregulation and mergers. In the near term, I believe the changes in this sector will impact investor-owned utilities more than municipal utilities. This is because, in general, municipal utilities already operate on a more cost effective basis in part due to their ability to issue tax-exempt debt. As always, our investment approach to this sector is driven by good fundamental credit research.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. When I started managing the fund in August, it had an underweighting in general obligation bonds issued by New York City. Because city bonds have performed well, their underweighting hurt the fund somewhat. I've begun to build up the fund's position in these bonds to where it will be about equal in weighting to the fund's benchmark.
Q. DID YOU MAKE ANY STRUCTURAL CHANGES TO THE FUND?
A. Yes. Most of the changes were to the investment-grade portion of the fund. Within this area, I've focused on improving the fund's convexity. Like duration, convexity measures the sensitivity of a bond to interest rate changes. Generally the more convexity a bond has, the slower its price will fall and the faster it should rise when interest rates change. One way I've improved convexity is buying non-callable bonds. Additionally, I focused on the 15- to 20-year part of the yield curve in order to take advantage of the attractiveness of that part of the curve. Put another way, the yield pick-up here is especially attractive given normal historical yield curve relationships.
Q. WHAT'S YOUR OUTLOOK, TANYA?
A. The muni market may exhibit some volatility in the near term as we head into the next election year. Political debate on tax reform will predominate. A major question facing the financial markets now is what will emerge from the budget negotiations in Washington. Given how much the bond market has rallied this year, I don't think investors should expect to see the same degree of price performance enjoyed over the last year. Returns should be generated more from income than price appreciation.

FUND FACTS
GOAL: high current, federally
tax-free income
START DATE: September 16,
1987
SIZE: as of October 31, 1995,
more than $597 million
MANAGER: Tanya Roy, since
August 1995; municipal bond
analyst, 1989 to 1995; joined
Fidelity in 1989
(checkmark)
TANYA ROY ON HER INVESTMENT
STYLE:
"I don't set out to make
interest-rate bets. My style is
more a relative-value
approach. Fundamental credit
research, as well as the
appropriate overweighting
and underweighting of issuers
are major contributors to the
fund's returns over time.
Relative value can be derived
from numerous sources such
as bond structure, which
includes coupon, optionality -
whether a bond is callable or
non-callable - and yield curve
posi- tioning, as well as credit
research. These are the
primary sources of total return
outperformance that I focus
on."
NOTE TO SHAREHOLDERS:
In August 1995, Tanya Roy
became the portfolio manager
of Fidelity Advisor High
Income Municipal Fund.
INVESTMENT CHANGES


TOP FIVE STATES AS OF OCTOBER 31, 1995
               % OF FUND'S   % OF FUND'S
               INVESTMENTS   INVESTMENTS
                             IN THESE STATES
                             6 MONTHS AGO

New York       10.5          10.4

Pennsylvania   9.1           12.0

Michigan       8.6           10.9

California     6.8           7.2

Connecticut    5.3           4.2

TOP FIVE SECTORS AS OF OCTOBER 31, 1995
                         % OF FUND'S   % OF FUND'S
                         INVESTMENTS   INVESTMENTS
                                       IN THESE SECTORS
                                       6 MONTHS AGO

Health Care              27.6          30.9

Industrial Development   22.2          20.9

Electric Revenue         10.2          8.7

Transportation           7.9           4.6

Lease Revenue            7.2           8.2

AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1995
               6 MONTHS AGO

Years   18.4   20.1

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1995
              6 MONTHS AGO

Years   7.7   7.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF OCTOBER 31, 1995 AS OF APRIL 30, 1995

Aaa 10.8%
Aa, A 13.2%
Baa 26.6%
Ba or B 12.9%
Caa 0.9%
Non-rated 28.0%
Short-term
investments 7.6%
Aaa 9.0%
Aa, A 13.3%
Baa 31.1%
Ba or B 12.7%
Caa 0.9%
Non-rated 30.1%
Short-term
investments 2.9%
Row: 1, Col: 1, Value: 7.6
Row: 1, Col: 2, Value: 27.0
Row: 1, Col: 3, Value: 1.9
Row: 1, Col: 4, Value: 12.9
Row: 1, Col: 5, Value: 26.6
Row: 1, Col: 6, Value: 13.2
Row: 1, Col: 7, Value: 10.8
Row: 1, Col: 1, Value: 3.9
Row: 1, Col: 2, Value: 29.1
Row: 1, Col: 3, Value: 1.9
Row: 1, Col: 4, Value: 12.7
Row: 1, Col: 5, Value: 30.1
Row: 1, Col: 6, Value: 13.3
Row: 1, Col: 7, Value: 9.0
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT OCTOBER 31, 1995, AND APRIL 30, 1995, ACCOUNT FOR 25.4% AND 29.2%, RESPECTIVELY, OF THE FUND'S INVESTMENTS.
INVESTMENTS OCTOBER 31, 1995

Showing Percentage of Total Value of Investments in Securities


MUNICIPAL BONDS - 92.4%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
ALABAMA - 1.5%
Cullman Med. Park South Med. Clinic Board Rev.
(Cullman Reg'l. Med. Ctr. Proj.) Series A:
 6.50% 2/15/13  Baa $ 2,700,000 $ 2,639,250
  6.50% 2/15/23  Baa  420,000  403,725
Selma Spl. Care Facs. Fing. Auth. Healthcare
Facs. Rev. Rfdg. (Vaughan Reg'l. Med.
Ctr. Proj.) 7.125% 6/1/14  -  1,510,000  1,440,163
Shelby County Series A, 7.70% 8/1/17  -  4,000,000  4,375,000
  8,858,138
ARIZONA - 0.2%
Arizona Trans. Board Excise Tax Rev. Rfdg.
(Maricopa County Reg'l. Area A Road
Proj.) 6% 7/1/03, (AMBAC Insured)  Aaa  1,300,000  1,410,500
ARKANSAS - 0.2%
Fayetteville Pub. Facs. Board Rev. Rfdg.
(Butterfield Trail Village Proj.):
 Series A:
  8.25% 9/1/00  -  870,000  872,975
   9.50% 9/1/14  -  500,000  538,750
  Series B, 8.25% 9/1/00  -  40,000  41,053
  1,452,778
CALIFORNIA - 6.3%
California Pub. Wks. Board Lease Rev. Rfdg.
Series A:
 (Dept. of Corrections State Prisons Proj.)
  5% 12/1/19, (AMBAC Insured)  Aaa  3,000,000  2,745,000
  (California University Proj.) 5.50% 6/1/14  A1  1,500,000  1,440,000
Foothill/Eastern Trans. Corridor Agcy. California
Toll Road Rev. (Sr. Lien) Series A:
 0% 1/1/14  BBB-  2,000,000  580,000
  6% 1/1/16  BBB-  3,750,000  3,665,625
Los Angeles County Ctfs. of Prtn. (Cap.
Appreciation) (Disney Parking Proj.):
 0% 3/1/14  Baa1  1,000,000  282,500
  0% 9/1/14  Baa1  7,260,000  1,987,425
Northern California Pwr. Agcy. Pub. Pwr. Rev.
Rfdg. (Geothermal Proj. #3) Series A, 5.85%
7/1/10, (AMBAC Insured)  Aaa  1,500,000  1,567,500
Oakland Redev. Agcy. Rfdg. (Sr. Tax Allocation)
(Central Dist. Redev. Proj.) 5.50% 2/1/14,
(AMBAC Insured)  Aaa  1,000,000  988,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Orange County Dev. Agcy. (Tax Allocation)
(Santa Ana Heights Proj.):
 6.20% 9/1/08  Caa $ 1,650,000 $ 1,596,375
  6% 9/1/15  Caa  1,200,000  1,080,000
Riverside County Ctfs. of Prtn. Rfdg.
(Air Force Village West, Inc.) Series A:
 8.125% 6/15/12  -  4,790,000  4,951,663
  8.125% 6/15/20  -  3,000,000  3,101,250
Sacramento City Fing. Auth. Lease Rev. Rfdg.
Series A, 5.40% 11/1/20,
(AMBAC Insured)  Aaa  2,000,000  1,920,000
Sacramento City Fing. Auth Rev. (Tax Allocation)
(Cap. Appreciation) Series B,
0% 11/1/11, (MBIA Insured)  Aaa  1,225,000  494,594
Sacramento Cogeneration Auth. Cogeneration
Proj. Rev. (Proctor & Gamble Proj.):
 5.40% 7/1/98  BBB-  1,100,000  1,112,375
  6.375% 7/1/10  BBB-  1,000,000  1,026,250
  6.50% 7/1/14  BBB-  3,800,000  3,904,500
San Jose Redev. Agcy. Tax Allocation Bonds
Series 1993 Rites, 5.59% 8/1/14,
(MBIA Insured) INFL (d)  Aaa  3,000,000  2,733,750
Sequoia Hosp. 5.375% 8/15/13  Baa1  2,500,000  2,203,125
  37,380,682
COLORADO - 3.5%
Colorado Health Facs. Auth. Rev.:
(National Benevolent Assoc. Proj.)
 Series A, 6.50% 6/1/25  Baa1  1,360,000  1,283,500
 (Rocky Mountain Adventist Proj.):
 6.625% 2/1/13  Baa  7,200,000  7,119,000
  6.625% 2/1/22  Baa  5,000,000  4,875,000
Colorado Springs Arpt. Rev. (Cap. Appreciation)
Series C:
 0% 1/1/06  BBB+  1,405,000  790,313
  0% 1/1/08  BBB+  870,000  420,863
Denver City & County Arpt. Rev. Series A (e):
6.60% 11/15/97  Baa  1,000,000  1,031,250
 6.90% 11/15/98  Baa  1,000,000  1,051,250
 7.50% 11/15/23  Baa  2,500,000  2,721,875
Mesa County Ind. Dev. Rev. (Joy Technologies,
Inc. Proj.) 8.50% 9/15/06  Ba3  1,250,000  1,335,938
  20,628,989
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
CONNECTICUT - 4.4%
Connecticut Gen. Oblig. 6% 10/1/04  Aa $ 1,500,000 $ 1,631,250
Connecticut Health & Edl. Facs. Auth. Rev.
RIB (Yale Univ. Proj.):
 7.742% 5/15/30 INFL (d)  Aaa  2,000,000  2,027,500
  5.929% 6/10/30  Aaa  6,000,000  6,045,000
 (New Britain Mem. Hosp. Proj.) Series A,
 7.50% 7/1/06  BBB-  3,000,000  3,228,750
 (The Griffin Hosp.) Series A:
 6% 7/1/13  Baa1  1,810,000  1,708,188
  5.75% 7/1/23  Baa1  3,280,000  2,911,000
Eastern Connecticut Resource Recovery Auth.
Solid Waste Rev. (Wheelabrator Lisbon Proj.)
Series A (e):
 5.50% 1/1/14  A  4,750,000  4,429,375
  5.50% 1/1/20  A  4,000,000  3,655,000
  25,636,063
DISTRICT OF COLUMBIA - 0.5%
District of Columbia Hosp. Rev. (Hosp. for Sick
Children) Series A, 8.875% 1/1/21  -  985,000  1,062,569
District of Columbia Rev. Rfdg. Series A,
6% 6/1/07, (MBIA Insured)  Aaa  2,000,000  2,092,500
  3,155,069
FLORIDA - 0.9%
Florida Board of Ed. Gen. Oblig.
5.40% 6/1/06  Aa  2,595,000  2,682,581
Florida Mid-Bay Bridge Auth. Rev. Series A,
7.50% 10/1/17  -  2,500,000  2,759,375
  5,441,956
GEORGIA - 2.2%
Cobb County School Dist. Unltd. Tax 5% 2/1/97 Aa1 3,300,000 3,337,125 Georgia Gen. Oblig. Series B, 7.50% 4/1/97 Aaa 2,350,000 2,461,625
Georgia Muni. Elec. Auth. Spl. Oblig. (Fifth
Crossover Series Proj. 1) 6.50% 1/1/17,
(MBIA Insured)  Aaa  3,000,000  3,307,500
Rome-Floyd County Dev. Auth. Ind. Dev. Rev.
(Kroger Co. Proj.) 8% 12/1/09  -  3,500,000  3,801,875
  12,908,125
IDAHO - 0.1%
Boise Urban Renewal Parking Agcy. Rev.
(Tax Increment) Series A, B, C,
8.125% 9/1/15  BBB  375,000  405,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
ILLINOIS - 4.0%
Chicago O'Hare Int'l. Arpt. Rev. Rfdg.
(Gen. Arpt. 2nd Lien) Series A, 6.375%
1/1/15, (MBIA Insured)  Aaa $ 1,400,000 $ 1,473,500
Chicago O'Hare Int'l. Arpt. Spl. Facs. Rev. Rfdg.
(American Airlines, Inc. Proj.)
 8.20% 12/1/24  Baa2  1,000,000  1,172,500
Decatur Econ. Dev. Rev. Rfdg. (Kroger Co.)
Series 1992, 7.75% 6/1/07  Ba2  705,000  756,994
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev.
(Ford Heights Waste Tire Proj.) 7.875%
4/1/11 (e)  -  10,000,000  9,737,483
Illinois Edl. Facs. Auth. Rev.:
Rfdg. (Art Institute of Chicago) 5.75% 3/1/18  A1  3,500,000  3,434,375
 (Lewis University):
 5.90% 10/1/14  Baa  1,740,000  1,685,625
  6% 10/1/24  Baa  2,575,000  2,478,438
Illinois Health Facs. Auth. Rev.:
(Covenant Retirement Commty.)
 Series A, 7.60% 12/1/12  BBB+  750,000  790,313
 (Memorial Hosp.):
 7.125% 5/1/10  BBB  1,000,000  1,001,250
  7.25% 5/1/22  BBB  1,000,000  1,002,500
  23,532,978
INDIANA - 1.4%
Fishers Econ. Dev. Rev. (1st Mtg. United Student
Funds, Inc.) 8.375% 9/1/14  -  1,750,000  1,839,688
Indianapolis Arpt. Auth. Spl. Facs. Rev.
(United Airlines, Inc. Proj.) Series A,
6.50% 11/15/31 (e)  Baa2  4,500,000  4,449,375
Indianapolis Econ. Dev. Rev. Rfdg. & Impt.
(Nat'l. Benevolent Assoc.) 7.625% 10/1/22  Baa1  1,000,000  1,046,250
Wabash Econ. Dev. Rev. Rfdg. (Jesco Investment
Corp. Proj.) 6.625% 6/1/02  Ba2  965,000  1,012,044
  8,347,357
IOWA - 0.6%
Woodbury County Health Sys. Rev. (St. Luke's
Health Sys. Northpark) Series A,
7.15% 12/1/22  -  3,320,000  3,299,250
KANSAS - 0.0%
Kansas City Single Family Mtg. Rev.
9.50% 8/1/06, (AMBAC Insured)  Aaa  65,000  69,306
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
KENTUCKY - 2.6%
Kenton County Arpt. Board Spl. Facs.
Arpt. Rev. (Delta Airlines, Inc. Proj. A):
 7.80% 12/1/15  Ba3 $ 3,500,000 $ 3,740,625
  7.125% 2/1/21 (e)  Ba1  8,840,000  9,182,550
  6.125% 2/1/22 (e)  Ba1  1,750,000  1,675,625
Murray Ind. Dev. Rev. Rfdg. (Kroger Co.)
7.25% 9/1/12  Ba2  700,000  723,625
  15,322,425
LOUISIANA - 1.2%
Calcasieu Parish Inc. Ind. Dev. Board Poll. Cont.
Rev. Rfdg. (Gulf States Util. Co. Proj.)
6.75% 10/1/12  Ba1  1,000,000  1,013,750
Louisiana Pub. Facs. Auth. Ind. Dev. Rev. Rfdg.
(Beverly Enterprises, Inc.) 8.25% 9/1/08  -  555,000  591,075
Port New Orleans Ind. Dev. Rev. Rfdg.
(Continental Grain Co. Proj.) 7.50% 7/1/13  BB-  3,000,000  3,086,250
St. Charles Parish Environmental Impt. Rev.
(Louisiana Pwr & Lt. Proj.) Series B,
5.95% 12/1/23 (e)  Baa2  2,000,000  1,912,500
St. Tammany Pub. Trust Fing. Auth. Rev. Rfdg.
(Cap. Appreciation) Series C, 0% 7/20/14  Aaa  2,000,000  605,000
  7,208,575
MARYLAND - 2.9%
Baltimore County Poll. Cont. Rev. Rfdg.
(Bethlehem Steel Proj. B) 7.50 6/1/15  -  3,750,000  3,909,375
Maryland Commty. Dev. Administration Dept.
Hsg. & Commty. Dev. (Multi-Family Hsg.)
Series A, 6.50% 5/15/21 (e)  Aa  2,150,000  2,187,625
Maryland Energy Fing. Administration Ltd.
Oblig. Solid Waste Disp. Facs. Recycling Rev.
(Hagerstown Fiber Ltd. Partners)
 9% 10/15/16  -  6,000,000  6,097,500
Maryland Health & Higher Edl. Facs. Auth. Rev.:
Rfdg.:
 (Doctors Commty. Hosp.) 5.50% 7/1/24  Baa  2,700,000  2,247,750
  (Howard County Gen. Hosp.) 5.50% 7/1/13  Baa1  300,000  274,875
 (Good Samaritan Hosp.) 5.75% 7/1/13  A  2,680,000  2,643,150
  17,360,275
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
MASSACHUSETTS - 0.9%
Brockton Gen. Oblig.:
7.75% 12/15/96  Baa $ 300,000 $ 307,005
 7.75% 12/15/98  Ba1  170,000  183,388
Massachusetts Ind. Fin. Agcy. Rev.:
Rfdg.:
 (Atlanticare Med. Ctr.) Series A,
  10.125% 11/1/14  -  700,000  644,000
  (Emerson College) 8.90% 1/1/18  -  1,000,000  1,117,500
 (Institute Dev. Disabilities) 9.25% 6/1/09  -  90,000  88,200
 (Massachusetts Biomedical) (Cap. Appreciation)
 Series A-2:
  0% 8/1/08  A-  800,000  379,000
   0% 8/1/10  A-  4,500,000  1,828,125
 (New England Ctr. for Autism) 9.50% 11/1/15  -  300,000  330,375
 (Reed's Landing Proj.) 8.625% 10/1/23  -  500,000  504,375
  5,381,968
MICHIGAN - 8.6%
Detroit Hosp. Fin. Auth. Facs. Rev. (Michigan
Healthcare Corp. Proj.) 0% 12/1/20 (b)  Caa  6,715,000  2,551,700
Flint Hosp. Bldg. Auth. Rev. (Hurley Med. Ctr.):
Rfdg. 9.50% 7/1/06  Baa  1,165,000  1,195,931
 7.80% 7/1/14  Baa1  700,000  751,625
Highland Park Hosp. Fin. Auth. Hosp. Facs. Rev.
(Lakeside Commty. Hosp. Proj.) 0% 3/1/20 (b)  -  150,000  49,500
Michigan Hosp. Fin. Auth. Rev. Rfdg.:
(Detroit-Macomb Hosp. Corp.) Series A:
 7.30% 6/1/01  BB+  1,750,000  1,750,000
  7% 6/1/15  BB+  6,450,000  6,071,063
 (Pontiac Osteopathic Hosp.) 6% 2/1/24  Baa1  5,000,000  4,387,500
 (Port Huron Hosp.) Series A, 7.625% 7/1/15  Baa  2,000,000  2,025,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Great Lakes Pulp & Fibre Proj.) (e):
 10.25% 12/1/16  -  3,000,000  3,146,250
  10.25% 12/1/16  -  20,000,000  20,975,000
 (Mercy Svcs. for Aging Proj.) 9.40% 5/15/20  -  600,000  654,750
 (Michigan Health Care Corp. Proj.)
 0% 12/1/14 (b)  -  2,115,000  803,700
Wayne Charter County Spl. Arpt. Facs. Rev.
(Republic Airlines, Inc. Proj.) Series C,
10.375% 12/1/15  -  6,400,000  6,606,464
  50,968,483
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
MINNESOTA - 2.1%
Minnesota Hsg. Single Family Mtg. Rev.
6.40% 7/1/15  Aa $ 2,000,000 $ 2,047,500
St. Paul Hsg. & Redev. Auth. Hosp. Rev.
(Healtheast Proj.):
 Series A:
  6.625% 11/1/17  Baa  3,000,000  2,951,250
   9.75% 11/1/17  Baa  390,000  428,513
  Series B, 6.625% 11/1/17  Baa  7,000,000  6,886,250
  12,313,513
MISSISSIPPI - 0.7%
Claiborne County Poll. Cont. Rev.:
Rfdg. (Sys. Energy Resources, Inc. Proj.)
 7.30% 5/1/25  Ba1  2,250,000  2,351,250
 (Middle South Energy, Inc. Proj.):
 Series A, 9.50% 12/1/13  -  50,000  57,188
  Series C, 9.875% 12/1/14  -  1,100,000  1,269,125
Mississippi Home Corp. Single Family Sr. Rev.
Rfdg. Series 1990 A, 9.25% 3/1/12,
(FGIC Insured)  Aaa  260,000  282,750
  3,960,313
MISSOURI - 0.7%
Kansas City Ind. Dev. Auth. (Kingswood United
Methodist Manor Proj.) Series 1993,
9% 11/15/13  -  2,000,000  2,157,500
St. Louis Reg'l. Convention & Sports Complex
Auth. Series C, 7.90% 8/15/21  -  1,550,000  1,648,813
  3,806,313
NEVADA - 2.2%
Clark County Ind. Dev. Rev. (Southwest Gas
Corp.) Series A, 6.50% 12/1/33 (e)  Baa  6,000,000  5,985,000
Clark County Passenger Facs. Charge Rev.
(Las Vegas/Macarran Int'l. Arpt. Proj.)
Series A, 5.75% 7/1/23, (MBIA Insured) (e)  Aaa  4,500,000  4,353,750
Las Vegas Redev. Agcy. Tax Increment Rev.
(Sub. Lien Fremont St. Proj. A):
 6% 6/15/10  BBB+  1,500,000  1,464,375
  6.10% 6/15/14  BBB+  1,000,000  977,500
  12,780,625
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
NEW HAMPSHIRE - 1.4%
New Hampshire Higher Edl. & Health Facs. Auth.
Rev.:
 (1st Mtg. River Woods at Exeter):
  8% 3/1/00  - $ 1,900,000 $ 1,941,135
   8% 3/1/01  -  750,000  772,500
   9% 3/1/23  -  1,830,000  1,960,388
  (Littleton Hosp. Assoc., Inc.) Series A,
  9.50% 5/1/20  -  500,000  540,625
  (Valley Reg'l. Hosp.) 7.35% 4/1/23  -  3,180,000  3,076,650
  8,291,298
NEW JERSEY - 1.4%
Camden County Impt. Auth. Lease Rev.
(Dockside Refrigerated Holt) 8.40% 4/1/24 (e)  -  3,000,000  3,041,250
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
Rfdg.:
 (Holt Hauling & Warehousing)
  8.60% 12/15/17 (e)  -  4,500,000  4,635,000
  (Stolt Terminals Proj.) 10.50% 1/15/18  -  60,000  67,275
New Jersey Econ. Dev. Auth. 1st Mtg. Gross Rev.
(Franciscan Oaks Proj.) Series A,
8.50% 10/1/23  -  500,000  531,250
  8,274,775
NEW MEXICO - 3.7%
Albuquerque Arpt. Rev. Rfdg. (e)(f):
6.75% 7/1/11, (AMBAC Insured)  Aaa  1,805,000  1,967,450
 6.70% 7/1/18, (AMBAC Insured)  Aaa  3,970,000  4,074,213
Albuquerque Retirement Facs. Rev. Rfdg.
(La Vida Liena Proj.) Series A, 8.85% 2/1/23  -  2,000,000  2,095,000
Farmington Poll. Cont. Rev. (Pub. Svc. Co.
of New Mexico San Juan Proj.):
 Rfdg. Series X, 5.90% 4/1/07  Ba2  5,550,000  5,362,688
  Series A:
  6.50% 9/1/04  Ba2  750,000  750,698
   6% 3/1/08  Ba2  700,000  675,500
   6.50% 9/1/09  Ba2  1,795,000  1,788,305
   6.40% 8/15/23  Ba2  5,000,000  4,793,750
  21,507,604
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
NEW YORK - 9.7%
Metropolitan Transit Auth. Trans. Facs. (Cap.
Appreciation) Series 7, 0% 7/1/12  Baa1 $ 7,000,000 $ 2,581,250
New York City Ind. Dev. Agcy. Spl. Facs. Rev.
(Terminal One Group Assoc. Proj.)
6% 1/1/19 (e)  A  5,000,000  4,881,250
New York State Dorm. Auth. Rev. Series A:
Rfdg.:
 (State Univ. Edl. Facs.):
  5.50% 5/15/13  Baa1  14,035,000  13,368,338
   5.25% 5/15/15  Baa1  2,750,000  2,519,688
  (State Univ. of NY) 5.875% 5/15/17  Baa1  3,565,000  3,547,175
 (Consolidated City Univ. Sys.) 5.75% 7/1/13  Baa1  3,170,000  3,094,713
New York State Energy Research & Dev. Auth.
Elec. Facs. Rev. (Long Island Lighting)
Series A (e):
 7.15% 12/1/20  Ba1  1,500,000  1,524,375
  6.90% 8/1/22  Ba1  1,550,000  1,550,000
New York State Local Gov't. Assistance Corp.:
Rfdg. Series C, 5.50% 4/1/17  A  7,500,000  7,284,375
 Series A, 6% 4/1/16  A  5,875,000  5,904,375
New York State Med. Care Facs. Fing.
Agcy. Rev. (Mortgage Proj.) Series E,
6.20% 2/15/15, (FHA Insured)  Aa  3,000,000  3,071,250
New York State Tollway Auth. Gen. Rev. (Cap.
Appreciation) (Spl. Oblig.) Series A,
0% 1/1/04  BBB  4,000,000  2,590,000
New York State Urban Dev. Corp. Rev. Rfdg.
(Correctional Cap. Facs.) Series A:
 6.30% 1/1/03  Baa1  2,000,000  2,125,000
  6.40% 1/1/04  Baa1  2,000,000  2,132,500
Suffolk County Wtr. Auth. 6% 6/1/17,
(MBIA Insured)  Aaa  1,000,000  1,047,500
  57,221,789
NORTH CAROLINA - 0.8%
North Carolina Eastern Muni. Pwr. Agcy. #1
Catawba Elec. Rev. Rfdg. 5.75% 1/1/02  A  1,750,000  1,793,750
North Carolina Eastern Muni. Pwr. Agcy. Pwr.
Sys. Rev. Rfdg.:
 Series B, 7.25% 1/1/07  A  1,000,000  1,100,000
  Series C, 5.125% 1/1/03  A  2,000,000  1,960,000
  4,853,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
OHIO - 4.3%
Butler County Hosp. Facs. Rev. 7.50% 1/1/10  Baa $ 3,500,000 $ 3,640,000
Fairfield Econ. Dev. Rev. Rfdg. (Beverly
Enterprises Proj.) 8.50% 1/1/03  -  1,000,000  1,073,750
Gateway Econ. Dev. Corp. Rev. (Greater Cleveland
Stadium) Series 1990, 6.50% 9/15/14 (e)  -  3,000,000  2,940,000
Hamilton County Swr. Sys. Rev. Rfdg. & Impt.
(Metropolitan Swr. Dist. Proj.) Series A,
5% 12/1/14, (FGIC Insured)  Aaa  3,000,000  2,786,250
Mahoning Valley San. Dist. Wtr. Rev.:
7.75% 5/15/14  -  2,000,000  2,120,000
 7.75% 5/15/19  -  2,000,000  2,105,000
Ohio Econ. Dev. Rev. Rfdg. (Kroger Co. Proj.)
Series 1992, 7.50% 9/1/10  Ba2  470,000  493,500
Ohio Solid Waste Rev. (Republic Engineered
Steels Proj.) 8.25% 10/1/14 (e)  -  7,000,000  7,201,250
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.
(Wtr. Cont. Ln. Fund)5.625% 6/1/06,
(MBIA Insured)  Aaa  2,000,000  2,097,500
Summit County Ind. Dev. Rev. Rfdg. (Surnow
Assoc. Proj.) 7.65% 10/1/06  Ba3  870,000  949,388
  25,406,638
OKLAHOMA - 0.7%
Tulsa Muni. Arpt. Trust Rev. 7.35% 12/1/11  Baa2  4,000,000  4,290,000
PENNSYLVANIA - 9.1%
Allegheny County Hosp. Dev. Auth. Health
Facs. Rev. (Allegheny Valley School):
 8% 2/1/02  Ba1  570,000  593,513
  8.50% 2/1/15  Ba1  2,930,000  3,087,488
Allegheny County Ind. Dev. Auth. Rev. (YMCA
Pittsburgh Proj.) Series 1990, 8.75% 3/1/10  -  380,000  411,825
Butler County Ind. Dev. Auth. Health Ctr. Rev.
Rfdg. (Sherwood Oaks Proj.) 5.75% 6/1/11  A-  3,000,000  2,846,250
Cumberland County Muni. Auth. Rev. (Carlisle
Hosp.):
 6.80% 11/15/14  Baa  3,250,000  3,189,063
  6.80% 11/15/23  Baa  1,000,000  967,500
Delaware County Auth. Rev. (1st Mtg.) (Riddle
Village Proj.):
 Series 1992, 8.75% 6/1/10  -  2,870,000  3,131,888
  7% 6/1/00  -  1,000,000  1,012,500
  8.25% 6/1/22  -  1,250,000  1,331,250
  9.25% 6/1/22  -  1,700,000  1,891,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Montgomery County Higher Ed. & Health Auth.
Hosp. Rev. (United Hosp., Inc. Proj.):
 (St. Christopher):
  8.25% 11/1/03  Ba1 $ 1,250,000 $ 1,306,250
   7% 11/1/06  Ba1  120,000  120,300
   8.50% 11/1/17  Ba1  525,000  547,969
 Series A:
 8% 11/1/95  Ba1  100,000  100,000
  8% 11/1/96  Ba1  65,000  66,061
  10% 11/1/05  Ba1  25,000  25,469
 Series B:
 8% 11/1/95  Ba1  50,000  50,000
  8.10% 11/1/97  Ba1  35,000  36,094
Northampton County Ind. Dev. Auth. Rev. Rfdg.
(Bethlehem Steel Poll. Cont. Proj.) Series 1994
7.55% 6/1/17  -  1,940,000  2,010,325
Pennsylvania Econ. Dev. Fing. Auth. Resource
Recovery Rev. (Sr. Northhampton Generating)
Series A, 6.60% 1/1/19 (e)  -  6,000,000  5,880,000
Pennsylvania Ind. Dev. Auth. Rev. Econ. Dev. Rev.:
(Long Term Care, Maplewood) 8% 1/1/24  -  3,000,000  3,123,750
 5.80% 7/1/09, (AMBAC Insured)  Aaa  1,345,000  1,402,163
Philadelphia Hosp. & Higher Ed. Facs. Auth.
Rev. (Graduate Health System) Series A:
 6.25% 7/1/13  Baa1  7,000,000  6,790,000
  6.25% 7/1/18  Baa1  5,180,000  4,966,325
Philadelphia Muni. Auth. Rev. Lease Rfdg.
Series D, 6.30% 7/15/17  Baa  2,230,000  2,224,425
Philadelphia Wtr. & Wastewtr. Rev. 5.50%
6/15/12, (FGIC Insured)  Aaa  4,000,000  3,945,000
Somerset County Hosp. Auth. Rev.
(Health Care 1st Mtg-gtd.) 8.50% 6/1/24  -  2,500,000  2,531,250
  53,587,908
PUERTO RICO - 0.7%
Puerto Rico Telephone Auth. Rev. 2.62% 1/1/04,
(AMBAC Insured) INFL (d)  Aaa  4,000,000  3,900,000
RHODE ISLAND - 1.0%
Rhode Island Auth. & Econ. Dev. Corp. Arpt.
Rev. Series A, 7% 7/1/14, (FSA Insured) (e)  Aaa  4,000,000  4,550,000
Rhode Island Clean Wtr. Protection Fin.
Agcy. Wtr. Poll. Cont. Rev. (Revolving Fund
Pooled Loan) Series A, 5.40% 10/1/15,
(MBIA Insured)  Aaa  1,650,000  1,577,813
  6,127,813
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
TENNESSEE - 1.6%
Bradley County Ind. Dev. Board Ind. Dev. Rev.
Rfdg. (Kroger Co.- Peytons SE Proj.)
8.10% 5/1/12  Ba2 $ 650,000 $ 704,438
Dyer County Ind. Dev. Board. Ind. Dev. Rev.
Rfdg. (Tennessee Assoc. Proj.) 6% 2/1/07  Ba2  1,715,000  1,657,119
East Ridge Ind. Dev. Board Rev. Rfdg.
(Kroger Co. Proj.) 5.75% 9/1/00  Ba2  2,100,000  2,107,875
Rutherford County Ind. Dev. Board Dev. Rev.
Rfdg. (Kroger Co. Proj.) 7.30% 6/1/21  Ba2  1,000,000  1,023,750
Springfield Ind. Dev. Board Ind. Dev. Rev.
Rfdg. (Kroger Co. Proj.) 7.25% 5/1/11  Ba2  3,500,000  3,635,625
  9,128,807
TEXAS - 2.7%
Dallas-Fort Worth Int'l. Arpt. Facs. Impt. Corp.
Rev. (AMR Corp.) 7.50% 11/1/25 (e)  Baa2  6,000,000  6,360,000
East Texas Health Facs. Dev. Corp. Hosp. Rev.
(Palestine) 7.80% 8/15/18  -  3,000,000  2,647,500
Harris County Cultural & Ed. Facs. Fin. Corp.
Rev. (Space Ctr. Houston Proj.) (b):
 9% 8/15/00  -  700,000  175,000
  9.25% 8/15/15  -  5,900,000  1,475,000
Houston Elderly Hsg. Auth. 1st Lien Rev. (Low
Income Elderly Hsg.) 7.50% 7/1/17  -  450,000  461,250
Houston Hsg. Fin. Corp. Single Family Mtg.
Rev. (Verex Mtg. Assurance, Inc.) Series 1984 A,
10.875% 2/15/16  A  180,000  182,700
San Antonio Health Facs. Dev. Corp. Econ. Dev.
Rev. Rfdg. (Encore Nursing Ctr. Partner)
(Beverly Enterprises, Inc.) 8.25% 12/1/19  -  2,250,000  2,340,000
Tomball Hosp. Auth. Rev. Rfdg. 6.125% 7/1/23 (e)  Baa  2,200,000  1,980,000
  15,621,450
UTAH - 0.0%
South Salt Lake City Ind. Rev. (Price Savers
Wholesale Club Proj.) 9% 11/15/13  -  250,000  284,375
VIRGINIA - 2.9%
Charlottesville Ind. Dev. Auth. Ind. Dev. Rev.
Rfdg. (Kroger Co. Proj.) 7.25% 5/1/10  Ba2  3,250,000  3,375,938
Hopewell Ind. Dev. Auth. Resources Recovery
Rev. (Stone Container Corp.) 8.25% 6/1/16  -  3,735,000  4,099,163
Loudoun County Ind. Dev. Auth. Residential Care
Facs. Rev. (Falcons Landing Proj.) Series A:
 9.25% 11/1/04  -  1,000,000  1,053,750
  8.75% 11/1/24  -  8,500,000  8,670,000
  17,198,851
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
WASHINGTON - 3.5%
Clark County Pub. Util. Dist. (Multi Purp. Proj.
No. 1) 6% 1/1/08, (FGIC Insured)  Aaa $ 1,700,000 $ 1,808,375
Washington Pub. Pwr. Supply Sys. Rev.:
(Nuclear Proj. #1) 5.40% 7/1/12  Aa  2,800,000  2,625,000
 (Nuclear Proj. #2) 5.40% 7/1/12  Aa  14,000,000  12,862,500
 (Nuclear Proj. #3 5.40% 7/1/12  Aa  4,000,000  3,640,000
  20,935,875
WEST VIRGINIA - 1.2%
Kanawha County Ind. Dev. Rev. Rfdg.
(Topvalco, Inc. Proj.) 7.125% 11/1/12  Ba2  4,500,000  4,623,750
Ripley Ind. Dev. Rev. Rfdg. (Kroger Co. Proj.)
7.30% 5/1/11  Ba2  2,200,000  2,293,500
  6,917,250
TOTAL MUNICIPAL BONDS
(Cost $543,000,851)   545,176,864
MUNICIPAL NOTES (C) - 7.6%
CALIFORNIA - 0.5%
Los Angeles County Trans. Commission Sales
Tax Rev. Rfdg. Series 1992 A, 3.20%,
BPA Industrial Bank of Japan
Ltd. (FGIC Insured) VRDN  VMIG 1  2,800,000  2,800,000
CONNECTICUT - 0.9%
Connecticut State Dev. Auth. Poll. Cont. Rev. Rfdg.
(Connecticut Lt. & Pwr. Co. Proj.) Series A,
4.10%, LOC Deutsche Bank, VRDN  VMIG 1  2,000,000  2,000,000
Connecticut Spl. Assessment Unemployment
Compensation Rev. Series 1993B, 3.65%,
LOC Industrial Bank of Japan, Mitsubishi
Bank Ltd. Japan, VRDN  VMIG 1  3,100,000  3,100,000
  5,100,000
GEORGIA - 0.3%
Hapeville Dev. Auth. Ind. Dev. Rev. (Hapeville
Hotel Proj.) 4.15%, LOC Swiss Bank, VRDN  P-1    2,000,000  2,000,000
ILLINOIS - 0.2%
Illinois Dev. Fin. Auth. Multi-Family Hsg. Rev. Rfdg.
(Garden Glen Apts.) Series 1993,
3.95%, VRDN  A-1+  1,200,000  1,200,000
MUNICIPAL NOTES (C) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
INDIANA - 1.7%
Indiana Hosp. Equip. Fing. Auth. Rev.
Series 1985 A, 4.50%, BPA Bank
of New York (MBIA Insured) VRDN VMIG 1 $ 10,100,000 $ 10,100,000 MASSACHUSETTS - 0.8%
Commonwealth of Massachusetts Gen. Oblig.
BAN 1995 Series A, 4.25% 6/12/96  MIG 1  5,000,000  5,015,800
MINNESOTA - 0.6%
Duluth Tax Increment Rev. (Lake Superior Paper
Co.) Series 1985, 4.05%, LOC Nat'l. Australia
Bank, VRDN  VMIG 1  2,400,000  2,400,000
Minneapolis Hsg. Dev. Rev. Rfdg. (One Ten
Grant Proj.) Series 1989, 3.70%, LOC
First Bank NA, VRDN  VMIG 1  1,000,000  1,000,000
  3,400,000
NEW YORK - 0.8%
New York City Muni. Wtr. Fin. Auth.
Wtr. & Swr. Rev. VRDN:
 Series G, 3.80% (FGIC Insured)  VMIG 1  1,500,000  1,500,000
  Series 1993-C, 3.90% (FGIC Insured)  VMIG 1  1,100,000  1,100,000
New York State Energy & Research Dev. Auth.
Poll. Cont. Rev. (Niagra Mohawk Pwr.)
Series 1987 A, 4.15%, LOC Toronto
Dominion Bank, VRDN  -     2,300,000  2,300,000
  4,900,000
NORTH CAROLINA - 0.4%
Wake County Ind. Facs. & Poll. Cont. Fing.
Auth. Rev. (Carolina Pwr. & Lt. Co.) Series B,
4.75%, LOC Sumitimo Bank Ltd., VRDN  A-1    2,200,000  2,200,000
OHIO - 0.0%
Ohio State Univ. Rev. (Gen. Receipts)
Series 1986 B, 4.40%, BPA Fuji Bank, VRDN  VMIG 1  100,000  100,000
SOUTH CAROLINA - 0.5%
South Carolina Jobs Econ. Dev. Auth. Rev.
(St. Francis Hosp. Sys. Proj.) 4%,
LOC Chemical Bank, VRDN  VMIG 1  2,900,000  2,900,000
WISCONSIN - 0.9%
Wisconsin Gen. Oblig. TRAN 4.50% 6/17/96  MIG 1  5,000,000  5,024,500
TOTAL MUNICIPAL NOTES
(Cost $44,740,300)   44,740,300
TOTAL INVESTMENTS - 100%
(Cost $587,741,151)  $ 589,917,164
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
TRAN - Tax and Revenue Anticipation
  Notes
VRDN - Variable Rate Demand Notes
LEGEND
(1.) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(2.) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(3.) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(4.) Coupon is inversely indexed to a floating interest rate. The price will be more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.
(5.) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(6.) Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 21.8% AAA, AA, A 23.8%
Baa 22.8% BBB  20.6%
Ba 11.1% BB  10.9%
B 0.0% B  0.0%
Caa 0.9% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.4%
The percentage not rated by either S&P or Moody's amounted to 28.0%. FMR has determined that unrated debt securities that are lower quality account for 25.4% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
Health Care  27.6%
Industrial Development  22.2
Electric Revenue  10.2
Others (individually less than 10%)  40.0
TOTAL  100.0%
INCOME TAX INFORMATION
At October 31, 1995, the aggregate cost of investment securities for income tax purposes was $587,741,151. Net unrealized appre- ciation aggregated $2,176,013, of which $19,718,406 related to appreciated invest- ment securities and $17,542,393 related to depreciated investment securities.
At October 31, 1995, the fund had a capital loss carryforward of approximately $10,683,000 of which $3,173,000 and $7,510,000 will expire on October 31, 2002 and 2003, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1995

ASSETS

Investment in securities, at value (cost $587,741,151) -                  $ 589,917,164
See accompanying schedule

Cash                                                                       326,825

Receivable for investments sold                                            9,326,973

Interest receivable                                                        12,073,391

Prepaid expenses                                                           15,919

 TOTAL ASSETS                                                              611,660,272

LIABILITIES

Payable for investments purchased                           $ 6,601,202
Regular delivery

 Delayed delivery                                            5,846,081

Distributions payable                                        1,018,381

Accrued management fee                                       189,953

Distribution fees payable                                    143,500

Other payables and accrued expenses                          180,668

 TOTAL LIABILITIES                                                         13,979,785

NET ASSETS                                                                $ 597,680,487

Net Assets consist of:

Paid in capital                                                           $ 607,721,661

Accumulated undistributed net realized gain (loss) on                      (12,217,187)
investments

Net unrealized appreciation (depreciation) on                              2,176,013
investments

NET ASSETS                                                                $ 597,680,487

CALCULATION OF MAXIMUM OFFERING PRICE                                      $11.88
CLASS A:
NET ASSET VALUE and redemption price per share
 ($565,130,988 (divided by) 47,576,602 shares)

Maximum offering price per share (100/95.25 of $11.88)                     $12.47

CLASS B:                                                                   $11.86
NET ASSET VALUE and offering price per share
 ($32,395,487 (divided by) 2,732,373 shares) A

INSTITUTIONAL CLASS:                                                       $11.88
NET ASSET VALUE, offering price and redemption price per

 share ($154,012 (divided by) 12,960 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED OCTOBER 31, 1995

INTEREST INCOME                                                           $ 39,601,326

EXPENSES

Management fee                                             $ 2,289,466

Transfer agent fees                                         1,011,284
Class A

 Class B                                                    42,001

 Institutional Class                                        335

Distribution fees                                           1,366,177
Class A

 Class B                                                    217,395

Accounting fees and expenses                                229,551

Non-interested trustees' compensation                       6,028

Custodian fees and expenses                                 19,369

Registration fees                                           44,493
Class A

 Class B                                                    47,648

 Institutional Class                                        13,741

Audit                                                       38,153

Legal                                                       26,175

Reports to shareholders                                     50,855

Miscellaneous                                               4,344

 Total expenses before reductions                           5,407,015

 Expense reductions                                         (37,440)       5,369,575

NET INTEREST INCOME                                                        34,231,751

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      (5,323,341)

 Futures contracts                                          (2,903,244)    (8,226,585)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      40,027,062

 Futures contracts                                          3,579          40,030,641

NET GAIN (LOSS)                                                            31,804,056

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 66,035,807
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED      YEAR ENDED
                                                         OCTOBER 31,     OCTOBER 31,
                                                         1995            1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 34,231,751    $ 31,847,461
Net interest income

 Net realized gain (loss)                                 (8,226,585)     (3,054,925)

 Change in net unrealized appreciation (depreciation)     40,030,641      (64,524,052)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          66,035,807      (35,731,516)
FROM OPERATIONS

Distributions to shareholders                             (33,101,699)    (31,785,094)
From net interest income
 Class A

  Class B                                                 (1,127,659)     (63,973)

  Institutional Class                                     (2,393)         -

 From net realized gain Class A                           -               (2,464,636)

 In excess of net realized gain Class A                   -               (350,395)

 TOTAL DISTRIBUTIONS                                      (34,231,751)    (34,664,098)

Share transactions - net increase (decrease)              11,485,606      127,211,465

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 43,289,662      56,815,851

NET ASSETS

 Beginning of period                                      554,390,825     497,574,974

 End of period                                           $ 597,680,487   $ 554,390,825


FINANCIAL HIGHLIGHTS - CLASS A

                                   YEARS ENDED OCTOBER 31,

                                   1995                      1994 C      1993        1992        1991

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 11.220                  $ 12.720    $ 11.650    $ 11.410    $ 10.870
of period

Income from Investment
Operations

 Net interest income                .700                      .689        .710        .774        .803

 Net realized and unrealized        .660                      (1.430)     1.100       .250        .660
 gain (loss)

 Total from investment              1.360                     (.741)      1.810       1.024       1.463
 operations

Less Distributions

 From net interest income           (.700)                    (.689)      (.710)      (.774)      (.803)

 From net realized gain             -                         (.060)      (.030)      (.010)      (.120)

 In excess of net                   -                         (.010)      -           -           -
 realized gain

 Total distributions                (.700)                    (.759)      (.740)      (.784)      (.923)

Net asset value, end of            $ 11.880                  $ 11.220    $ 12.720    $ 11.650    $ 11.410
period

TOTAL RETURN A, B                   12.50%                    (6.03)%     15.95%      9.21%       14.02%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period          $ 565,131                 $ 544,422   $ 497,575   $ 156,659   $ 67,135
(000 omitted)

Ratio of expenses to average        .91%                      .89%        .92%        .90%        .90%
net assets                                                                           D           D

Ratio of net interest income to     6.06%                     5.78%       5.59%       6.59%       7.08%
average net assets

Portfolio turnover                  37%                       38%         27%         13%         10%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
FINANCIAL HIGHLIGHTS - CLASS B

                                                      YEARS ENDED OCTOBER 31,

                                                      1995                      1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 11.210                  $ 11.610

Income from Investment Operations

 Net interest income                                   .612                      .188

 Net realized and unrealized gain (loss)               .650                      (.400)

 Total from investment operations                      1.262                     (.212)

Less Distributions

 From net interest income                              (.612)                    (.188)

Net asset value, end of period                        $ 11.860                  $ 11.210

TOTAL RETURN B, C                                      11.57%                    (1.86)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 32,395                  $ 9,968

Ratio of expenses to average net assets                1.86%                     2.09%
                                                      D                         A

Ratio of net interest income to average net assets     5.18%                     4.58%
                                                                                A

Portfolio turnover                                     37%                       38%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                      YEAR ENDED
                                                      OCTOBER 31,
                                                      1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 11.700

Income from Investment Operations

 Net interest income                                   .232

 Net realized and unrealized gain (loss)               .180

 Total from investment operations                      .412

Less Distributions

 From net interest income                              (.232)

Net asset value, end of period                        $ 11.880

TOTAL RETURN B, C                                      3.55%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 154

Ratio of expenses to average net assets                .75%
                                                      A, D

Ratio of net interest income to average net assets     5.89% A

Portfolio turnover                                     37%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor High Income Municipal Fund (the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Institutional Class shares on July 3, 1995. Investment income, realized and unrealized capital gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees and expenses. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available through the pricing service are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law, which are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS.
Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions and market discount.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security.
Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $203,572,607 and $224,351,804, respectively.
The market value of futures contracts opened and closed during the period amounted to $314,742,738 and $322,559,590, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1200% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annual rate of .40% of average net assets. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan") and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A Plan and Class B Plan the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Class A and Class B shares, respectively. For the period, the fund paid FDC $1,366,177 and $217,395 under the Class A Plan and Class B Plan, respectively, of which $1,358,027 and $54,382 were paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class B shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, and Institutional Class shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services. No payments were made under the Plans during the period.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares of the fund. For the period, FDC received sales charges of $2,247,388 on sales of Class A shares of the fund, of which $1,894,260 was paid to securities dealers, banks, and other financial institutions. FDC also receives the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
SALES LOAD - CONTINUED
of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received contingent deferred sales charges of $39,695 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class B and Institutional shares. UMB has entered into sub-arrangements with State Street Bank and Trust Company (State Street) with respect to the Class A shares, and Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, with respect to the Class B and Institutional shares to perform the transfer, dividend disbursing, and shareholder servicing agent functions. During the period November 1, 1994 to December 31, 1994, State Street and FIIOC received fees based on the type, size, number of accounts and the number of transactions made by shareholders of the respective classes of the fund. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which State Street and FIIOC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to State Street and FIIOC by UMB, which is reimbursed by the fund for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
UMB also has a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
Effective July 1, 1995, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of average net assets of 1.00%, 1.75% and .75% for Class A, Class B and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $23,461 and $13,979 for Class B and Institutional Class, respectively.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
  SHARES DOLLARS
 YEAR ENDED OCTOBER 31, YEAR ENDED OCTOBER 31,
 1995 A 1994  B 1995 A 1994 B
CLASS A
Shares sold  12,273,037  22,999,310 $ 140,517,484 $ 279,994,055
Reinvestment of distributions  1,809,737  1,766,115  20,850,961  21,077,604
Shares redeemed  (15,035,639)  (15,352,447)  (171,150,553)  (184,125,024)
Net increase (decrease)  (952,865)  9,412,978 $ (9,782,108) $ 116,946,635
CLASS B
Shares sold  2,043,527  892,941 $ 23,449,301 $ 10,311,726
Reinvestment of distributions  61,101  3,497  707,595  39,828
Shares redeemed  (261,235)  (7,458)  (3,041,172)  (86,724)
Net increase (decrease)  1,843,393  888,980 $ 21,115,724 $ 10,264,830
INSTITUTIONAL CLASS
Shares sold  12,792  - $ 150,012 $ -
Reinvestment of distributions  168  -  1,978  -
Shares redeemed  -  -  -  -
Net increase (decrease)  12,960  - $ 151,990 $ -
A SHARE TRANSACTIONS FOR THE INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1995.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1994.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series V and the Shareholders of Fidelity Advisor High Income
Municipal Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series V: Fidelity Advisor High Income Municipal Fund, including the schedule of portfolio investments, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended (Class A), for the year ended October 31, 1995, and for the period June 30, 1994 (commencement of sale of Class B shares) to October 31, 1994 (Class B) and for the period July 3, 1995 (commencement of sale of Institutional Class shares) to October 31, 1995 (Institutional Class). These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series V: Fidelity Advisor High Income Municipal Fund as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (Class A), for the year ended October 31, 1995 and for the period June 30, 1994 (commencement of sale of Class B shares) to October 31, 1994 (Class B) and for the period July 3, 1995 (commencement of sale of Institutional Class shares) to October 31, 1995 (Institutional Class), in conformity with generally accepted accounting principles. COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 11, 1995

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Robert A. Lawrence, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
UMB Bank, n.a.
Kansas City, MO
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
* INDEPENDENT TRUSTEES
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Equity Portfolio Growth
Fidelity Advisor Global Resources Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Limited Term Bond Fund
Fidelity Advisor Short Fixed-Income Fund
TAX-EXEMPT FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Limited Term Tax-Exempt Fund
Fidelity Advisor Short-Intermediate Tax-Exempt Fund
STATE TAX-EXEMPT FUNDS
Fidelity Advisor New York Tax-Free Fund
MONEY MARKET FUNDS
Daily Money Fund:
Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

GLOBAL RESOURCES
FUND - CLASS A AND CLASS B
ANNUAL REPORT
OCTOBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                8    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       11   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              12   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     21   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    27   Notes to the financial statements.

REPORT OF INDEPENDENT    33   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            34



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR GLOBAL RESOURCES FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past 5 years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995       PAST 1   PAST 5    LIFE OF
                                     YEAR     YEARS     FUND

Advisor Global Resources - Class A   11.40%   106.87%   201.95%

Advisor Global Resources - Class A   6.11%    97.05%    187.61%
 (incl. max. 4.75% sales charge)

S&P 500(registered trademark)        26.44%   121.65%   203.28%

Average Natural Resources Fund       -0.40%   35.77%    n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on December 29, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. To measure how Class A's performance stacked up against its peers, you can compare it to the average natural resources fund, which reflects the performance of 35 natural resources funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995       PAST 1   PAST 5   LIFE OF
                                     YEAR     YEARS    FUND

Advisor Global Resources - Class A   11.40%   15.65%   15.12%

Advisor Global Resources - Class A   6.11%    14.53%   14.41%
 (incl. max. 4.75% sales charge)

S&P 500                              26.44%   17.26%   15.19%

Average Natural Resources Fund       -0.40%   6.01%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' actual (or cumulative) return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
              FA Global Res Cl I (686)   S&P 500
     12/29/87                10000.00     10000.00
     12/31/87                 9980.00     10064.43
     01/31/88                 9880.00     10488.14
     02/29/88                10630.00     10976.89
     03/31/88                10920.00     10637.70
     04/30/88                11100.00     10755.78
     05/31/88                10920.00     10849.36
     06/30/88                11640.00     11347.34
     07/31/88                11590.00     11304.22
     08/31/88                11280.00     10919.88
     09/30/88                11230.00     11385.07
     10/31/88                11470.00     11701.57
     11/30/88                11210.00     11534.24
     12/31/88                11586.91     11736.09
     01/31/89                12523.44     12595.17
     02/28/89                12338.32     12281.55
     03/31/89                12577.89     12567.71
     04/30/89                12969.93     13219.97
     05/31/89                13274.85     13755.38
     06/30/89                13231.29     13676.98
     07/31/89                14189.61     14912.01
     08/31/89                14614.32     15204.28
     09/30/89                14222.28     15141.94
     10/31/89                13721.34     14790.65
     11/30/89                14331.18     15092.38
     12/31/89                15426.57     15454.60
     01/31/90                14453.51     14417.59
     02/28/90                15129.90     14603.58
     03/31/90                15414.70     14990.58
     04/30/90                14607.77     14615.81
     05/31/90                16091.10     16040.85
     06/30/90                15889.36     15931.78
     07/31/90                16672.56     15880.79
     08/31/90                16233.50     14445.17
     09/30/90                15723.23     13741.69
     10/31/90                14595.91     13682.60
     11/30/90                14833.24     14566.50
     12/31/90                14611.74     14972.90
     01/31/91                15093.85     15625.72
     02/28/91                17269.54     16742.96
     03/31/91                16861.60     17148.14
     04/30/91                16948.13     17189.30
     05/31/91                17764.01     17931.87
     06/30/91                16737.98     17110.59
     07/31/91                17294.26     17907.95
     08/31/91                17739.29     18332.37
     09/30/91                17047.02     18026.21
     10/31/91                17442.60     18267.77
     11/30/91                16033.35     17531.58
     12/31/91                16725.88     19537.19
     01/31/92                17764.58     19173.80
     02/29/92                18164.09     19423.06
     03/31/92                17711.32     19044.31
     04/30/92                18363.84     19604.21
     05/31/92                18856.56     19700.27
     06/30/92                18243.99     19406.73
     07/31/92                18976.41     20200.47
     08/31/92                18696.76     19786.36
     09/30/92                18883.19     20019.84
     10/31/92                18483.69     20089.91
     11/30/92                18723.39     20774.97
     12/31/92                18956.24     21030.51
     01/31/93                19563.91     21207.16
     02/28/93                20112.29     21495.58
     03/31/93                21446.19     21949.14
     04/30/93                22602.24     21417.97
     05/31/93                23713.83     21991.97
     06/30/93                24039.89     22055.75
     07/31/93                23713.83     21967.52
     08/31/93                25077.37     22800.09
     09/30/93                24943.98     22624.53
     10/31/93                26070.39     23092.86
     11/30/93                25092.19     22873.48
     12/31/93                26148.04     23150.25
     01/31/94                27737.91     23937.36
     02/28/94                26873.51     23288.65
     03/31/94                25221.90     22273.27
     04/30/94                25638.66     22558.37
     05/31/94                25978.24     22928.32
     06/30/94                25515.17     22366.58
     07/31/94                26379.57     23100.20
     08/31/94                27660.73     24047.31
     09/30/94                27521.81     23458.15
     10/31/94                27105.05     23985.96
     11/30/94                25329.95     23112.39
     12/31/94                25552.05     23455.15
     01/31/95                25050.10     24063.34
     02/28/95                25787.33     25001.09
     03/31/95                27230.42     25738.87
     04/30/95                28344.11     26496.88
     05/31/95                28736.25     27555.96
     06/30/95                29551.91     28196.09
     07/31/95                30806.76     29131.07
     08/31/95                31293.02     29204.19
     09/30/95                31528.31     30436.60
     10/31/95                30226.39     30327.94

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Advisor Global Resources Fund - Class A on December 29, 1987, when the fund started, and paid the maximum 4.75% sales charge. As the chart shows, by October 31, 1995, the value of your investment would have grown to $28,761
- a 187.61% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $30,328 - a 203.28% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
growth in the long run and
volatility in the short run. Foreign
stocks involve greater risks, due
to political and economic
uncertainties. In turn, the share
price and return of a fund that
invests in stocks will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.
(checkmark)
ADVISOR GLOBAL RESOURCES FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). Initial offering of Class B shares took place on July 3, 1995. Class B shares bear a 1.00% 12b-1/shareholder service fee. This fee is not reflected in returns prior to that date, and returns would have been lower had this fee been taken into account. Prior date returns are those of Class A, the original class of the fund, and reflect Class A's 0.65% 12b-1 fee. Had Class B's fee been reflected, prior returns would have been lower. If Fidelity had not reimbursed certain class expenses, the past 5 years and life of fund total returns would have been lower. Class B's contingent deferred sales charges included in the past 1 year, past 5 years and life of fund total return figures are 4%, 1% and 0%, respectively.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995              PAST 1   PAST 5    LIFE OF
                                            YEAR     YEARS     FUND

Advisor Global Resources - Class B          11.28%   106.66%   201.64%

Advisor Global Resources - Class B          7.28%    105.66%   201.64%
 (incl. contingent deferred sales charge)

S&P 500(registered trademark)               26.44%   121.65%   203.28%

Average Natural Resources Fund              -0.40%   35.77%    n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on December 29, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. To measure how Class B's performance stacked up against its peers, you can compare it to the average natural resources fund, which reflects the performance of 35 natural resources funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor Global Resources - Class B          11.28%   15.62%   15.11%

Advisor Global Resources - Class B          7.28%    15.51%   15.11%
 (incl. contingent deferred sales charge)

S&P 500                                     26.44%   17.26%   15.19%

Average Natural Resources Fund              -0.40%   6.01%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' actual (or cumulative) return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
              FA Global Res- Cl B (656)  S&P 500
     12/29/87                 10000.00    10000.00
     12/31/87                  9980.00    10064.43
     01/31/88                  9880.00    10488.14
     02/29/88                 10630.00    10976.89
     03/31/88                 10920.00    10637.70
     04/30/88                 11100.00    10755.78
     05/31/88                 10920.00    10849.36
     06/30/88                 11640.00    11347.34
     07/31/88                 11590.00    11304.22
     08/31/88                 11280.00    10919.88
     09/30/88                 11230.00    11385.07
     10/31/88                 11470.00    11701.57
     11/30/88                 11210.00    11534.24
     12/31/88                 11586.91    11736.09
     01/31/89                 12523.44    12595.17
     02/28/89                 12338.32    12281.55
     03/31/89                 12577.89    12567.71
     04/30/89                 12969.93    13219.97
     05/31/89                 13274.85    13755.38
     06/30/89                 13231.29    13676.98
     07/31/89                 14189.61    14912.01
     08/31/89                 14614.32    15204.28
     09/30/89                 14222.28    15141.94
     10/31/89                 13721.34    14790.65
     11/30/89                 14331.18    15092.38
     12/31/89                 15426.57    15454.60
     01/31/90                 14453.51    14417.59
     02/28/90                 15129.90    14603.58
     03/31/90                 15414.70    14990.58
     04/30/90                 14607.77    14615.81
     05/31/90                 16091.10    16040.85
     06/30/90                 15889.36    15931.78
     07/31/90                 16672.56    15880.79
     08/31/90                 16233.50    14445.17
     09/30/90                 15723.23    13741.69
     10/31/90                 14595.91    13682.60
     11/30/90                 14833.24    14566.50
     12/31/90                 14611.74    14972.90
     01/31/91                 15093.85    15625.72
     02/28/91                 17269.54    16742.96
     03/31/91                 16861.60    17148.14
     04/30/91                 16948.13    17189.30
     05/31/91                 17764.01    17931.87
     06/30/91                 16737.98    17110.59
     07/31/91                 17294.26    17907.95
     08/31/91                 17739.29    18332.37
     09/30/91                 17047.02    18026.21
     10/31/91                 17442.60    18267.77
     11/30/91                 16033.35    17531.58
     12/31/91                 16725.88    19537.19
     01/31/92                 17764.58    19173.80
     02/29/92                 18164.09    19423.06
     03/31/92                 17711.32    19044.31
     04/30/92                 18363.84    19604.21
     05/31/92                 18856.56    19700.27
     06/30/92                 18243.99    19406.73
     07/31/92                 18976.41    20200.47
     08/31/92                 18696.76    19786.36
     09/30/92                 18883.19    20019.84
     10/31/92                 18483.69    20089.91
     11/30/92                 18723.39    20774.97
     12/31/92                 18956.24    21030.51
     01/31/93                 19563.91    21207.16
     02/28/93                 20112.29    21495.58
     03/31/93                 21446.19    21949.14
     04/30/93                 22602.24    21417.97
     05/31/93                 23713.83    21991.97
     06/30/93                 24039.89    22055.75
     07/31/93                 23713.83    21967.52
     08/31/93                 25077.37    22800.09
     09/30/93                 24943.98    22624.53
     10/31/93                 26070.39    23092.86
     11/30/93                 25092.19    22873.48
     12/31/93                 26148.04    23150.25
     01/31/94                 27737.91    23937.36
     02/28/94                 26873.51    23288.65
     03/31/94                 25221.90    22273.27
     04/30/94                 25638.66    22558.37
     05/31/94                 25978.24    22928.32
     06/30/94                 25515.17    22366.58
     07/31/94                 26379.57    23100.20
     08/31/94                 27660.73    24047.31
     09/30/94                 27521.81    23458.15
     10/31/94                 27105.05    23985.96
     11/30/94                 25329.95    23112.39
     12/31/94                 25552.05    23455.15
     01/31/95                 25050.10    24063.34
     02/28/95                 25787.33    25001.09
     03/31/95                 27230.42    25738.87
     04/30/95                 28344.11    26496.88
     05/31/95                 28736.25    27555.96
     06/30/95                 29551.91    28196.09
     07/31/95                 30775.39    29131.07
     08/31/95                 31245.96    29204.19
     09/30/95                 31481.25    30436.60
     10/31/95                 30163.65    30327.94

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Advisor Global Resources Fund - Class B on December 29, 1987, when the fund started. As the chart shows, by October 31, 1995, the value of your investment would have grown to $30,164 - a 201.64% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $30,328 - a 203.28% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
growth in the long run and
volatility in the short run. Foreign
stocks involve greater risks, due
to political and economic
uncertainties. In turn, the share
price and return of a fund that
invests in stocks will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Strong corporate earnings and a
favorable interest rate
environment helped the U.S.
stock market post robust returns
for the 12 months ended October
31, 1995. The Standard & Poor's
Composite Index of 500 Stocks
finished the 12-month period with
a total return of 26.44% - well
above its historical annual
average of roughly 12%. With
inflation posing little threat,
interest rates fell during the first
half of 1995. The Federal
Reserve Board cut the federal
funds rate - the rate banks
charge each other for overnight
loans - by 0.25% on July 6 to
5.75%. Large-capitalization
stocks led the rally. Technology
companies - whose goods and
services benefited from both
corporate and consumer demand
- posted the strongest earnings
growth and stock price gains.
Lower interest rates and
continued merger and acquisition
activity helped financial stocks
perform especially well. In June,
the Dow Jones Industrial Average
closed above 4500 for the first
time. Returns from foreign
markets suffered as investors
brought capital back to the U.S.
The Morgan Stanley Emerging
Markets Free Index was down
19.43% for the 12 months ended
October 31. The Morgan Stanley
EAFE (Europe, Australasia, Far
East) Index was down 0.37% for
the year ended October 31.
European markets have fared
well through the first 10 months of
1995, while the Japanese market
has struggled through much of
the year.
An interview with Malcolm MacNaught, Portfolio Manager of Fidelity Advisor Global Resources Fund
Q. MALCOLM, HOW HAS THE FUND PERFORMED?
A. Quite well. For the 12 months ended October 31, 1995, the fund's Class A and Class B shares had total returns of 11.40% and 11.28%, respectively. Those beat the average natural resources fund which had a total return of -0.40% for the same period, as tracked by Lipper Analytical Services.
Q. WHAT HELPED THE FUND PERFORM BETTER THAN THE AVERAGE?
A. Energy stocks - which made up 22.2% of the fund's investments at the end of the period - were one key. During the past six months, oilfield service companies were among the best performers in this sector. They benefited from stronger day rates for the offshore drilling rigs and support vessels as availability tightened. Companies such as Pride Petroleum, Reading & Bates, Sonat Offshore Drilling and Atwood Oceanics were some of the fund's best performers over the past six months.
Q. DID ALL ENERGY COMPANIES FARE AS WELL?
A. No, integrated oil companies with large petrochemical operations didn't do as well. Investors were concerned that prices of commodity chemicals had peaked, and that lower earnings lay ahead.
Q. WHAT OTHER FACTORS CONTRIBUTED TO PERFORMANCE?
A. Many basic industry stocks, which accounted for about 31.9% of the portfolio at the end of the period, posted strong results in the first half. Aluminum companies continue to show earnings growth as aluminum prices remain strong and the supply and demand situation remains favorable for producers. Fertilizer and agricultural chemicals companies including Potash Corp. of Saskatchewan, the fund's largest holding, and Mississippi Chemical and Arcadian Corp., benefited from strong sales. The latest U.S. grain and soybean harvest shows below-normal levels of inventory carryover, which should necessitate a strong planting season next year. This should continue to help chemicals companies, particularly if you factor in food crop realization in other parts of the world.
Q. WHAT STOCKS DIDN'T PERFORM AS WELL AS YOU HAD HOPED?
A. Steel companies, including Inland Steel, suffered from weak steel prices and a sluggish construction environment.
Q. WHERE ARE YOU FINDING OPPORTUNITIES IN THE INDUSTRIAL MACHINERY AND EQUIPMENT SECTOR?
A. Recently there haven't been many. I'm standing on the sidelines in anticipation that they may become more realistically priced.
Q. DO YOU SEE MUCH OPPORTUNITY IN THE PRECIOUS METALS SECTOR?
A. I think it's unlikely that gold will break above $400 per ounce over the next several months. So the only strategy that makes sense is to search for the best companies with growing reserves, production and earnings.
Q. WHAT IS YOUR OUTLOOK FOR THE
NATURAL RESOURCES SECTOR IN 1996?
A. I believe that unless the Central Banks of the world go crazy printing money, inflation is not going to be much of a concern over the near term. So my investment emphasis will be to find companies that can benefit from flat or declining material prices and those with real volume growth.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: long-term capital
growth and protection of
purchasing power by
investing in natural
resource-related stocks
START DATE: December 29,
1987
SIZE: as of October 31, 1995,
more than $276 million
MANAGER: Malcolm
MacNaught, since December
1987; joined Fidelity in 1968
(checkmark)
MALCOLM MACNAUGHT ON HIS
STRATEGY:
"The fund has the flexibility to
invest some of its assets
outside the natural resources
sector when I feel market
conditions warrant, and at the
end of October, roughly 13%
of the fund was invested in
technology and health care
companies. Investors are
worried about a slowing
economy, and tended to sell
cyclical stocks to seek refuge in
defensive stocks such as
healthcare. What's more, many
of the fund's drug companies
continued to dazzle investors
with healthy earnings growth
resulting from a combination of
new drugs and cost cutting.
However, I recognize that
investors choose to invest in a
natural resource fund
primarily as a hedge against
inflation. So, over time I expect
the fund's portfolio makeup and
performance to reflect market
conditions among natural
resources stocks."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF OCTOBER 31, 1995
                                 % OF FUND'S    % OF FUND'S
                                 INVESTMENTS    INVESTMENTS
                                                IN THESE STOCKS
                                                6 MONTHS AGO

Potash Corp. of Saskatchewan     1.6            1.0

Exide Corp.                      1.5            0.9

Burlington Northern Sante Fe     1.4            1.0
Corp.

Inco Ltd.                        1.3            0.0

Johnson & Johnson                1.2            1.1

Intertape Polymer Group, Inc.    1.2            1.0

Scott Paper Co.                  1.2            1.3

Merck & Co., Inc.                1.2            0.0

Great Lakes Chemical Corp.       1.1            1.2

Renaissance Energy Ltd.          1.1            0.6

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1995
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

Basic Industries                   31.9           29.5

Energy                             22.2           24.4

Industrial Machinery & Equipment   8.0            7.2

Health                             7.6            7.8

Precious Metals                    5.9            6.3

ASSET ALLOCATION
AS OF OCTOBER 31, 1995* AS OF APRIL 30, 1995**
Row: 1, Col: 1, Value: 6.1
Row: 1, Col: 2, Value: 93.90000000000001
Row: 1, Col: 1, Value: 6.8
Row: 1, Col: 2, Value: 93.2
Stocks 93.9%
Short-term
investments 6.1%
FOREIGN
INVESTMENTS 21.7%
Stocks 93.2%
Short-term
investments 6.8%
FOREIGN
INVESTMENTS 25.5%
*
**
INVESTMENTS OCTOBER 31, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.5%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.3%
DEFENSE ELECTRONICS - 0.3%
Tech-Sym Corp. (a)  25,000 $ 740,625
BASIC INDUSTRIES - 31.9%
CHEMICALS & PLASTICS - 15.1%
Agrium, Inc.   50,000  2,040,721
Applied Extrusion Technologies, Inc. (a)  50,000  768,750
Arcadian Corp.   90,000  1,856,250
Cambrex Corp.   21,200  808,250
Cytec Industries, Inc. (a)  25,000  1,368,750
du Pont (E.I.) de Nemours & Co.   10,000  623,750
Eastman Chemical Co.   30,000  1,785,000
Engelhard Corp.   111,250  2,767,344
FMC Corp.   22,000  1,575,750
First Mississippi Corp.   80,000  1,640,000
Fuller (H.B.) Co.   51,000  1,606,500
Great Lakes Chemical Corp.   46,000  3,087,750
Hanna (M.A.) Co.   60,800  1,558,000
IMC Fertilizer Group, Inc.   16,000  1,120,000
Intertape Polymer Group, Inc.   110,000  3,211,231
Mississippi Chemical Corp.   100,000  2,412,500
NL Industries, Inc. (a)  70,000  910,000
Potash Corp. of Saskatchewan  60,000  4,194,868
Rohm & Haas Co.   49,200  2,718,300
Schulman (A.), Inc.   85,400  1,601,250
Sybron Chemical Industry Corp. (a)  60,000  772,500
Union Carbide Corp.   60,000  2,272,500
  40,699,964
IRON & STEEL - 4.3%
AK Steel Holding Corp.   36,900  1,143,900
Huntco, Inc. Class A  100,000  1,300,000
Inland Steel Industries, Inc.   70,000  1,636,250
LTV Corp. (a)  130,000  1,820,000
Nucor Corp.   35,000  1,684,375
Republic Engineered Steels, Inc. (a)  170,000  1,083,750
USX-U.S. Steel Group  100,000  2,987,500
  11,655,775
METALS & MINING - 9.5%
Alcan Aluminium Ltd.   85,000  2,694,775
Alumax, Inc. (a)  60,000  1,770,000
Aluminum Co. of America  54,000  2,754,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
BASIC INDUSTRIES - CONTINUED
METALS & MINING - CONTINUED
Bre-X Minerals Ltd. (a)  80,000 $ 2,781,703
De Beers Consolidated Mines Ltd. ADR  65,000  1,787,500
Freeport McMoRan Copper Co. Class A  20,000  457,500
IMCO Recycling, Inc.   100,000  2,150,000
Inco Ltd.   100,000  3,439,941
Kaiser Aluminum Corp. (a)  100,000  1,125,000
Magma Copper Co. Class B (a)  115,000  1,926,250
Reynolds Metals Co.   50,000  2,518,750
Romarco Minerals, Inc. (a)  250,000  269,617
Stillwater Mining Co. (a)  126,800  2,139,750
  25,814,786
PAPER & FOREST PRODUCTS - 3.0%
Asia Pacific Resources International Class A (a)  180,000  1,305,000
James River Corp. of Virginia  56,000  1,799,000
Mead Corp.   30,000  1,728,750
Scott Paper Co.   60,000  3,195,000
  8,027,750
TOTAL BASIC INDUSTRIES   86,198,275
CONSTRUCTION & REAL ESTATE - 1.7%
BUILDING MATERIALS - 1.1%
Lafarge Corp.   92,138  1,612,415
Medusa Corp.   60,000  1,500,000
  3,112,415
CONSTRUCTION - 0.6%
McDermott (J. Ray) SA  100,000  1,512,500
TOTAL CONSTRUCTION & REAL ESTATE   4,624,915
DURABLES - 3.7%
AUTOS, TIRES, & ACCESSORIES - 2.9%
Chrysler Corp.   50,900  2,627,713
General Motors Corp.   36,181  1,582,919
Lear Seating Corp. (a)  50,000  1,387,500
Magna International, Inc. Class A  50,000  2,175,530
  7,773,662
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
CONSUMER ELECTRONICS - 0.4%
Whirlpool Corp.   20,000 $ 1,060,000
TEXTILES & APPAREL - 0.4%
Shaw Industries, Inc.   85,000  1,083,750
TOTAL DURABLES   9,917,412
ENERGY - 21.8%
ENERGY SERVICES - 8.6%
Atwood Oceanics, Inc. (a)  60,000  1,192,500
BJ Services Co. (a)  60,200  1,414,700
ENSCO International, Inc. (a)  105,000  1,771,875
Energy Ventures, Inc. (a)  20,000  380,000
Falcon Drilling, Inc. (a)  100,000  1,037,500
Global Industries Ltd. (a)  40,000  1,050,000
Global Marine, Inc. (a)  200,000  1,300,000
Marine Drilling Companies, Inc. (a)  350,000  1,312,500
Nabors Industries, Inc. (a)  188,100  1,622,363
Pride Petroleum Services, Inc. (a)  240,000  2,100,000
Production Operators Corp.   18,000  540,000
Seitel, Inc. (a)  60,000  1,552,500
Serv-Tech, Inc. (a)  100,000  550,000
Smith International, Inc. (a)  85,000  1,360,000
Sonat Offshore Drilling, Inc.   60,000  1,905,000
Varco International, Inc.   83,500  761,938
Transocean Drilling AS (a)  154,100  2,351,538
Weatherford Enterra, Inc. (a)  45,000  1,085,625
  23,288,039
OIL & GAS - 13.2%
Barrington Petroleum Ltd. (a)  219,800  482,268
Belden & Blake Corp. (a)  100,000  1,451,563
Blue Range Resource Corp. Class A (a)  116,600  802,194
British Petroleum PLC ADR  23,160  2,043,870
Cairn Energy USA, Inc. (a)  109,800  1,317,600
Chesapeake Energy Corp. (a)  72,000  2,106,000
Chieftain International, Inc. (a)  210,000  2,889,550
Coastal Corp. (The)  60,000  1,942,500
Coda Energy, Inc. (a)  94,600  709,500
Columbus Energy Corp.   59,100  332,438
Devon Energy Corp.   101,000  2,196,750
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Forcenergy Gas Exploration, Inc. (a)  70,000 $ 682,500
Lomak Petroleum, Inc. (a)  90,000  697,500
Louisiana Land & Exploration Co.   70,000  2,476,250
Mitchell Energy & Development Corp. Class B  18,200  295,750
Newfield Exploration Co. (a)  45,000  1,327,500
Nuevo Energy Corp. (a)  44,000  973,500
Occidental Petroleum Corp.   125,000  2,687,500
Renaissance Energy Ltd. (a)  140,000  3,084,790
Rio Alto Exploration Ltd. (a)  214,200  629,297
Stone Energy Corp. (a)  85,000  966,875
Total SA sponsored ADR  80,000  2,470,000
Ulster Petroleums Ltd. (a)  220,000  777,241
Union Pacific Resources Group, Inc. (a)  25,000  568,750
Vintage Petroleum, Inc.   80,000  1,610,000
  35,521,686
TOTAL ENERGY   58,809,725
FINANCE - 1.6%
BANKS - 0.8%
Barnett Banks, Inc.   12,000  663,000
Boatmen's Bancshares, Inc.   21,000  798,000
First Security Corp.   21,000  687,750
  2,148,750
SECURITIES INDUSTRY - 0.8%
Pioneer Group, Inc.   86,700  2,275,875
TOTAL FINANCE   4,424,625
HEALTH - 7.6%
DRUGS & PHARMACEUTICALS - 6.1%
Allergan, Inc.   32,400  951,750
American Home Products Corp.   25,000  2,215,625
Amgen, Inc.   25,000  1,200,000
Bristol-Myers Squibb Co.   40,000  3,050,000
COR Therapeutics, Inc. (a)  80,000  830,000
Merck & Co., Inc.   55,000  3,162,500
Neurex Corp. (a)  55,000  261,250
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
North American Biologicals, Inc. (a)  130,000 $ 1,040,000
Schering-Plough Corp.   56,000  3,003,000
Sugen, Inc. (a)  70,000  691,250
  16,405,375
MEDICAL EQUIPMENT & SUPPLIES - 1.2%
Johnson & Johnson  40,000  3,260,000
MEDICAL FACILITIES MANAGEMENT - 0.3%
Spectral Diagnostics, Inc. (a)  52,000  870,212
TOTAL HEALTH   20,535,587
INDUSTRIAL MACHINERY & EQUIPMENT - 8.0%
ELECTRICAL EQUIPMENT - 1.4%
California Microwave Corp. (a)  50,000  1,100,000
General Electric Co.   20,000  1,265,000
Sensormatic Electronics Corp.   60,000  1,282,500
  3,647,500
INDUSTRIAL MACHINERY & EQUIPMENT - 1.6%
Exide Corp.   90,000  3,948,750
Flow International Corp. (a)  44,000  489,500
  4,438,250
POLLUTION CONTROL - 5.0%
American Ecology Corp.   140,000  490,000
Browning-Ferris Industries, Inc.   83,200  2,423,200
Envirosource, Inc. (a)  200,000  525,000
Sanifill, Inc. (a)  75,000  2,362,500
TRC Companies, Inc. (a)  104,300  612,763
TETRA Technologies, Inc. (a)  100,000  1,325,000
United Waste Systems, Inc. (a)  70,000  2,765,000
Waste Management International PLC sponsored ADR (a) 115,000 1,164,375 Western Waste Industries, Inc. (a) 100,000 1,975,000
  13,642,838
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   21,728,588
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - 1.6%
AGRICULTURE - 0.7%
Delta & Pine Land Co.   45,000 $ 1,743,750
TOBACCO - 0.9%
Philip Morris Companies, Inc.   30,000  2,535,000
TOTAL NONDURABLES   4,278,750
PRECIOUS METALS - 5.9%
Barrick Gold Corp.   120,000  2,789,141
Firstmiss Gold, Inc. (a)  106,276  1,912,968
Free State Consolidated Gold Mines Ltd. ADR  90,000  849,375
Golden Shamrock Mines, Ltd. (a)  1,000,000  509,497
Great Central Mines NL (a)  320,000  652,162
Hecla Mining Co. (a)  69,400  511,825
Kinross Gold Corp. (a)  300,000  2,231,313
Mentor Exploration & Development Co. Ltd. (a)  160,000  1,591,670
Newmont Mining Corp.   35,000  1,321,250
Sudbury Contact Mines Ltd. (a)  140,000  1,379,695
Unisel Gold Mines Ltd.   300,000  810,000
Vaal Reefs Exploration & Mining Co. Ltd. ADR   220,000  1,251,250
  15,810,146
SERVICES - 0.4%
Western Atlas, Inc. (a)  25,000  1,096,875
TECHNOLOGY - 5.6%
COMMUNICATIONS EQUIPMENT - 1.1%
ADC Telecommunications, Inc.   900  34,414
DSC Communications Corp. (a)  25,000  925,000
Nokia Corp. AB sponsored ADR  20,000  1,115,000
Tellabs, Inc. (a)  24,000  816,000
  2,890,414
COMPUTER SERVICES & SOFTWARE - 1.0%
DST Systems, Inc.   1,000  21,000
Cooper & Cheyan Technology  500  5,500
Novell, Inc.   102,000  1,683,000
Oracle Systems Corp. (a)  22,000  959,750
  2,669,250
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 2.4%
ADAPTEC, Inc. (a)  20,000 $ 890,000
Digital Equipment Corp. (a)  27,400  1,483,025
International Business Machines Corp.   20,000  1,945,000
Xerox Corp.   17,000  2,205,750
  6,523,775
ELECTRONICS - 1.1%
Intel Corp.   20,000  1,397,500
Kyocera Corp. ADR  10,000  1,655,000
  3,052,500
TOTAL TECHNOLOGY   15,135,939
TRANSPORTATION - 1.8%
RAILROADS - 1.8%
Burlington Northern Sante Fe Corp.   46,000  3,858,250
CSX Corp.   5,700  477,375
Southern Pacific Rail Corp. (a)  20,640  459,240
TOTAL TRANSPORTATION   4,794,865
UTILITIES - 1.6%
CELLULAR - 0.7%
AirTouch Communications, Inc. (a)  40,000  1,140,000
Palmer Wireless, Inc. (a)  35,000  796,250
  1,936,250
GAS - 0.7%
Enron Corp.   50,000  1,718,750
TELEPHONE SERVICES - 0.2%
AT&T Corp.   10,000  640,000
TOTAL UTILITIES   4,295,000
TOTAL COMMON STOCKS
(Cost $235,391,322)   252,391,327
PREFERRED STOCKS - 0.4%
 SHARES VALUE (NOTE 1)
CONVERTIBLE PREFERRED STOCKS - 0.1%
ENERGY - 0.1%
ENERGY SERVICES - 0.1%
Reading & Bates Corp. $1.625   8,100 $ 281,475
NONCONVERTIBLE PREFERRED STOCKS - 0.3%
ENERGY - 0.3%
OIL & GAS - 0.3%
Gulf Canada Resources Ltd., Series 1, adj. rate  270,000  763,109
TOTAL PREFERRED STOCKS
(Cost $1,047,044)   1,044,584
REPURCHASE AGREEMENTS - 6.1%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.88%, dated
10/31/95 due 11/1/95  $ 16,566,705  16,564,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $253,002,366)  $ 269,999,911
LEGEND
(1.) Non-income producing
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  78.3%
Canada  14.5
South Africa  1.7
United Kingdom  1.2
Others (individually less than 1%)  4.3
TOTAL  100.0%
INCOME TAX INFORMATION
At October 31, 1995, the aggregate cost of investment securities for income tax purposes was $253,195,613. Net unrealized appreciation aggregated $16,804,298, of which $31,146,556 related to appreciated investment securities and $14,342,258 related to depreciated investment securities. The fund hereby designates $273,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

ASSETS OCTOBER 31, 1995

Investment in securities, at value (including repurchase                      $ 269,999,911
agreements of $16,564,000) (cost $253,002,366) -
See accompanying schedule

Cash                                                                           3

Receivable for investments sold                                                10,113,362

Receivable for fund shares sold                                                1,680,505

Dividends receivable                                                           142,196

Prepaid expenses                                                               27,006

 TOTAL ASSETS                                                                  281,962,983

LIABILITIES

Payable for investments purchased                               $ 4,887,918

Payable for fund shares redeemed                                 417,619

Accrued management fee                                           125,565

Distribution fees payable                                        150,133

Other payables and accrued expenses                              176,514

 TOTAL LIABILITIES                                                             5,757,749

NET ASSETS                                                                    $ 276,205,234

Net Assets consist of:

Paid in capital                                                               $ 249,274,757

Accumulated net investment loss                                                (408)

Accumulated undistributed net realized gain (loss) on                          9,933,080
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                  16,997,805
investments and assets and liabilities in foreign currencies

NET ASSETS                                                                    $ 276,205,234

CALCULATION OF MAXIMUM OFFERING PRICE                                          $19.25
CLASS A:
NET ASSET VALUE, and redemption price per share
 ($272,978,972 (divided by) 14,180,177 shares)

Maximum offering price per share (100/95.25 of $19.25)                         $20.21

CLASS B:                                                                       $19.23
NET ASSET VALUE, offering price and redemption price per
share
 ($2,507,937 (divided by) 130,423 shares) A

INSTITUTIONAL CLASS:                                                           $19.27
NET ASSET VALUE, offering price and redemption price per
share
 ($718,325 (divided by) 37,270 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

INVESTMENT INCOME YEAR ENDED OCTOBER 31, 1995

Dividends                                                                $ 2,876,403

Interest                                                                  649,281

                                                                          3,525,684

Less foreign taxes withheld                                               (43,895)

 TOTAL INCOME                                                             3,481,789

EXPENSES

Management fee                                             $ 1,730,945

Transfer agent fees                                         692,183
Class A

 Class B                                                    1,330

 Institutional Class                                        431

Distribution fees                                           1,473,539
Class A

 Class B                                                    4,188

Accounting fees and expenses                                136,434

Non-interested trustees' compensation                       1,482

Custodian fees and expenses                                 53,346

Registration fees                                           73,863
Class A

 Class B                                                    12,338

 Institutional Class                                        12,041

Audit                                                       31,245

Legal                                                       13,298

Interest                                                    1,974

Reports to shareholders                                     26,188

Miscellaneous                                               1,525

 Total expenses before reductions                           4,266,350

 Expense reductions                                         (99,418)      4,166,932

NET INVESTMENT INCOME (LOSS)                                              (685,143)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      11,240,942

 Foreign currency transactions                              (2,532)       11,238,410

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      12,904,057

 Assets and liabilities in foreign currencies               251           12,904,308

NET GAIN (LOSS)                                                           24,142,718

NET INCREASE (DECREASE) IN NET ASSETS RESULTING  FROM                    $ 23,457,575
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED      YEAR ENDED
                                                         OCTOBER 31,     OCTOBER 31,
                                                         1995            1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ (685,143)     $ (773,691)
Net investment income (loss)

 Net realized gain (loss)                                 11,238,410      3,777,673

 Change in net unrealized appreciation (depreciation)     12,904,308      1,218,553

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          23,457,575      4,222,535
FROM OPERATIONS

Distribution to shareholders                              (3,086,044)     (1,895,685)
from net realized gain
 Class A

Share transactions - net increase (decrease)              56,472,708      156,725,562

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 76,844,239      159,052,412

NET ASSETS

 Beginning of period                                      199,360,995     40,308,583

 End of period                                           $ 276,205,234   $ 199,360,995


FINANCIAL HIGHLIGHTS - CLASS A

                                YEARS ENDED OCTOBER 31,

                                1995                      1994 E      1993       1992      1991

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 17.56                   $ 17.59     $ 13.88    $ 14.11   $ 12.30
of period

Income from Investment
Operations

 Net investment                  (.05) D                   (.11)       .22        (.10)     (.15)
 income (loss)                                            D

 Net realized and unrealized     2.00                      .76         4.91       .79       2.45
 gain (loss)

 Total from investment           1.95                      .65         5.13       .69       2.30
 operations

Less Distributions

 From net investment             -                         -           -          -         -
income

 From net realized gain          (.26)                     (.68)       (1.42)     (.92)     (.49)

 Total distributions             (.26)                     (.68)       (1.42)     (.92)     (.49)

Net asset value, end of         $ 19.25                   $ 17.56     $ 17.59    $ 13.88   $ 14.11
period

TOTAL RETURN A, B                11.40%                    3.97%       41.05%     5.97%     19.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 272,979                 $ 199,361   $ 40,309   $ 7,087   $ 5,940
(000 omitted)

Ratio of expenses to average     1.86%                     2.10%       2.63%      3.27%     3.35%
net assets                      F                                                C         C

Ratio of expenses to average     1.84%                     2.07%       2.62%      3.27%     3.35%
net assets after expense                                                         C         C
reductions

Ratio of net investment          (.30)                     (.67)       (1.18)     (1.22)    (1.28)
income (loss) to average        %                         %           %          %         %
net assets

Portfolio turnover               161%                      125%        208%       248%      256%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS B
                                                                    YEAR ENDED

                                                                    OCTOBER 31,

                                                                    1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 18.87

Income from Investment Operations

 Net investment income (loss)                                        (.03) D

 Net realized and unrealized gain (loss)                             .39

 Total from investment operations                                    .36

Net asset value, end of period                                      $ 19.23

TOTAL RETURN B, C                                                    1.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 2,508

Ratio of expenses to average net assets                              2.23%
                                                                    A,E

Ratio of expenses to average net assets after expense reductions     2.21% A

Ratio of net investment income (loss) to average net assets          (.67)%
                                                                    A

Portfolio turnover                                                   161%

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1995.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                                    YEAR ENDED
                                                                     OCTOBER 31,

                                                                    1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 18.87

Income from Investment Operations

 Net investment income (loss)                                        (.01) D

 Net realized and unrealized gain (loss)                             .41

 Total from investment operations                                    .40

Net asset value, end of period                                      $ 19.27

TOTAL RETURN B, C                                                    2.12%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 718

Ratio of expenses to average net assets                              1.68%
                                                                    A,E

Ratio of expenses to average net assets after expense reductions     1.66% A

Ratio of net investment income (loss) to average net assets          (.13)%
                                                                    A

Portfolio turnover                                                   161%


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Global Resources Fund(the fund) is a fund of Fidelity Advisor Series V(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class B and Institutional Class shares on July 3, 1995. Investment income, realized and unrealized capital gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees and expenses.
The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts , disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is
1. SIGNIFICANT ACCOUNTING POLICIES- CONTINUED
INCOME TAXES - CONTINUED
not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law, which are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell
2. OPERATING POLICIES- CONTINUED
FORWARD FOREIGN CURRENCY
CONTRACTS - CONTINUED
are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date. JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $387,389,606 and $346,992,473, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .45%. For the period, the management fee was equivalent to an annual rate of .76% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan") and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A Plan and Class B Plan the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .65% and 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Class A and Class B shares, respectively. For the period, the fund paid FDC $1,473,539 and $4,188 under the Class A Plan and Class B Plan, respectively, of which $1,133,430 and $1,047 were paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class B shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, and Institutional Class shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services. No payments were made under the Plans during the period.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares of the fund. For the period, FDC received sales charges of $2,777,231 on sales of Class A shares of the fund, of which $2,346,101 was paid to securities dealers, banks, and other financial institutions. FDC also receives the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received contingent deferred sales charges of $247 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. State Street Bank and Trust Company (State Street) is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A shares, while Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR (collectively, with State Street, referred to as the Transfer Agents) acts in that capacity for the fund's Class B and Institutional Class shares. During the period November 1, 1994 to December 31, 1994,
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
State Street received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which the Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class A shares, State Street has delegated certain transfer, dividend paying, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the funds' accounting records and administers their security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $243,517 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $3,679,000. The weighted average interest rate was 6.4375%. Interest expense includes $1,974 paid under the bank borrowing program.
6. EXPENSE REDUCTIONS.
Effective October 30, 1995, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 2.40%, 2.75%, and 1.75% of average net assets for Class A, Class B, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $27,074, $11,960, and $10,894 for Class A, Class B, and Institutional Class, respectively.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares was as follows:
  SHARES DOLLARS
 YEAR ENDED YEAR ENDED YEAR ENDED  YEAR ENDED   OCTOBER 31, OCTOBER 31,
OCTOBER 31, OCTOBER 31,
 1995 1994  1995 1994
CLASS A
Shares sold  7,829,216  10,824,371 $ 140,936,888 $ 187,226,410
Reinvestment of distributions  172,755  98,039  2,772,967  1,607,842
Shares redeemed  (5,174,557)  (1,861,855)  (90,539,239)  (32,108,690)
Net increase (decrease)  2,827,414  9,060,555 $ 53,170,616 $ 156,725,562
CLASS B
Shares sold  131,062  -- $ 2,593,820 $ --
Reinvestment of distributions  --  --  --  --
Shares redeemed  (639)  --  (12,702)  --
Net increase (decrease)  130,423  -- $ 2,581,118 $ --
INSTITUTIONAL CLASS
Shares sold  38,128  -- $ 737,951 $ --
Reinvestment o f distributions  --  --  --  --
Shares redeemed  (858)  --  (16,977)  --
Net increase (decrease)  37,270  -- $ 720,974 $ --
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series V and the Shareholders of Fidelity Advisor Global Resources Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series V: Fidelity Advisor Global Resources Fund, including the schedule of portfolio investments, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended (Class A) and the period July 3, 1995 (commencement of sale of Class B and Institutional Class shares) to October 31, 1995 (Class B and Institutional Class). These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31,1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series V: Fidelity Advisor Global Resources Fund as of October 31,1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (Class A) and the period July 3, 1995 (commencement of sale of Class B and Institutional Class shares) to October 31, 1995 (Class B and Institutional Class), in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 11, 1995
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Global Resources voted to pay to shareholders of record at the opening of business on record date, the following distribution derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
Class A 12/11/95 12/8/95 $.69
Class B 12/11/95 12/8/95 $.69
A total of 54% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders.
 The fund will notify shareholders in January 1996 of the applicable percentage for use in preparing 1995 income tax returns.





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Malcolm W. MacNaught II, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
Boston, MA - Class A
Fidelity Investments Institutional
Operations Company
Boston, MA - Class B
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Equity Portfolio Growth
Fidelity Advisor Global Resources Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Limited Term Bond Fund
Fidelity Advisor Short Fixed-Income Fund
TAX-EXEMPT FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Limited Term Tax-Exempt Fund
Fidelity Advisor Short-Intermediate Tax-Exempt Fund
STATE TAX-EXEMPT FUNDS
Fidelity Advisor New York Tax-Free Fund
MONEY MARKET FUNDS
Daily Money Fund:
Money Market Portfolio
Daily Money Fund:
U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

GLOBAL RESOURCES
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
OCTOBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     19   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    25   Notes to the financial statements.

REPORT OF INDEPENDENT    31   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            32



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR GLOBAL RESOURCES FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class A, the original class of the fund, and reflect Class A's 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past 1 year, past 5 years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995              PAST 1   PAST 5    LIFE OF
                                            YEAR     YEARS     FUND

Advisor Global Resources - Institutional    11.52%   107.09%   202.26%
Class

S&P 500(registered trademark)               26.44%   121.65%   203.28%

Average Natural Resources Fund              -0.40%   35.77%    n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on December 29, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the average natural resources fund, which reflects the performance of 35 natural resources funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor Global Resources - Institutional    11.52%   15.67%   15.14%
Class

S&P 500                                     26.44%   17.26%   15.19%

Average Natural Resources Fund              -0.40%   6.01%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' actual (or cumulative) return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
              FA Global Resources (226)   S&P 500
     12/29/87                  9525.00     10000.00
     12/31/87                  9505.95     10064.43
     01/31/88                  9410.70     10488.14
     02/29/88                 10125.08     10976.89
     03/31/88                 10401.30     10637.70
     04/30/88                 10572.75     10755.78
     05/31/88                 10401.30     10849.36
     06/30/88                 11087.10     11347.34
     07/31/88                 11039.48     11304.22
     08/31/88                 10744.20     10919.88
     09/30/88                 10696.58     11385.07
     10/31/88                 10925.18     11701.57
     11/30/88                 10677.53     11534.24
     12/31/88                 11036.53     11736.09
     01/31/89                 11928.58     12595.17
     02/28/89                 11752.25     12281.55
     03/31/89                 11980.44     12567.71
     04/30/89                 12353.86     13219.97
     05/31/89                 12644.30     13755.38
     06/30/89                 12602.81     13676.98
     07/31/89                 13515.60     14912.01
     08/31/89                 13920.14     15204.28
     09/30/89                 13546.72     15141.94
     10/31/89                 13069.58     14790.65
     11/30/89                 13650.45     15092.38
     12/31/89                 14693.81     15454.60
     01/31/90                 13766.97     14417.59
     02/28/90                 14411.23     14603.58
     03/31/90                 14682.50     14990.58
     04/30/90                 13913.90     14615.81
     05/31/90                 15326.77     16040.85
     06/30/90                 15134.62     15931.78
     07/31/90                 15880.61     15880.79
     08/31/90                 15462.41     14445.17
     09/30/90                 14976.38     13741.69
     10/31/90                 13902.60     13682.60
     11/30/90                 14128.66     14566.50
     12/31/90                 13917.68     14972.90
     01/31/91                 14376.89     15625.72
     02/28/91                 16449.24     16742.96
     03/31/91                 16060.67     17148.14
     04/30/91                 16143.09     17189.30
     05/31/91                 16920.22     17931.87
     06/30/91                 15942.92     17110.59
     07/31/91                 16472.78     17907.95
     08/31/91                 16896.67     18332.37
     09/30/91                 16237.29     18026.21
     10/31/91                 16614.08     18267.77
     11/30/91                 15271.77     17531.58
     12/31/91                 15931.40     19537.19
     01/31/92                 16920.77     19173.80
     02/29/92                 17301.29     19423.06
     03/31/92                 16870.03     19044.31
     04/30/92                 17491.56     19604.21
     05/31/92                 17960.87     19700.27
     06/30/92                 17377.40     19406.73
     07/31/92                 18075.03     20200.47
     08/31/92                 17808.66     19786.36
     09/30/92                 17986.24     20019.84
     10/31/92                 17605.72     20089.91
     11/30/92                 17834.03     20774.97
     12/31/92                 18055.82     21030.51
     01/31/93                 18634.62     21207.16
     02/28/93                 19156.96     21495.58
     03/31/93                 20427.50     21949.14
     04/30/93                 21528.63     21417.97
     05/31/93                 22587.42     21991.97
     06/30/93                 22898.00     22055.75
     07/31/93                 22587.42     21967.52
     08/31/93                 23886.20     22800.09
     09/30/93                 23759.14     22624.53
     10/31/93                 24832.04     23092.86
     11/30/93                 23900.31     22873.48
     12/31/93                 24906.00     23150.25
     01/31/94                 26420.36     23937.36
     02/28/94                 25597.02     23288.65
     03/31/94                 24023.86     22273.27
     04/30/94                 24420.82     22558.37
     05/31/94                 24744.28     22928.32
     06/30/94                 24303.20     22366.58
     07/31/94                 25126.54     23100.20
     08/31/94                 26346.85     24047.31
     09/30/94                 26214.53     23458.15
     10/31/94                 25817.56     23985.96
     11/30/94                 24126.77     23112.39
     12/31/94                 24338.32     23455.15
     01/31/95                 23860.22     24063.34
     02/28/95                 24562.43     25001.09
     03/31/95                 25936.97     25738.87
     04/30/95                 26997.76     26496.88
     05/31/95                 27371.28     27555.96
     06/30/95                 28148.19     28196.09
     07/31/95                 29328.50     29131.07
     08/31/95                 29776.72     29204.19
     09/30/95                 30030.71     30436.60
     10/31/95                 28760.76     30327.94

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Advisor Global Resources Fund - Institutional Class on December 29, 1987, when the fund started. As the chart shows, by October 31, 1995, the value of your investment would have grown to $30,226 - a 202.26% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $30,328 - a 203.28% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
growth in the long run and
volatility in the short run. Foreign
stocks involve greater risks, due
to political and economic
uncertainties. In turn, the share
price and return of a fund that
invests in stocks will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Strong corporate earnings and a
favorable interest rate
environment helped the U.S.
stock market post robust returns
for the 12 months ended October
31, 1995. The Standard & Poor's
Composite Index of 500 Stocks
finished the 12-month period with
a total return of 26.44% - well
above its historical annual
average of roughly 12%. With
inflation posing little threat,
interest rates fell during the first
half of 1995. The Federal
Reserve Board cut the federal
funds rate - the rate banks
charge each other for overnight
loans - by 0.25% on July 6 to
5.75%. Large-capitalization
stocks led the rally. Technology
companies - whose goods and
services benefited from both
corporate and consumer demand
- posted the strongest earnings
growth and stock price gains.
Lower interest rates and
continued merger and acquisition
activity helped financial stocks
perform especially well. In June,
the Dow Jones Industrial Average
closed above 4500 for the first
time. Returns from foreign
markets suffered as investors
brought capital back to the U.S.
The Morgan Stanley Emerging
Markets Free Index was down
19.43% for the 12 months ended
October 31. The Morgan Stanley
EAFE (Europe, Australasia, Far
East) Index was down 0.37% for
the year ended October 31.
European markets have fared
well through the first 10 months of
1995, while the Japanese market
has struggled through much of
the year.
An interview with Malcolm MacNaught, Portfolio Manager of Fidelity Advisor Global Resources Fund
Q. MALCOLM, HOW HAS THE FUND
PERFORMED?
A. Quite well. For the 12 months ended October 31, 1995, the fund had a total return of 11.52%. That beat the average natural resources fund which had a total return of -0.40% for the same period, as tracked by Lipper Analytical Services.
Q. WHAT HELPED THE FUND PERFORM BETTER THAN THE AVERAGE?
A. Energy stocks - which made up 22.2% of the fund's investments at the end of the period - were one key. During the past six months, oilfield service companies were among the best performers in this sector. They benefited from stronger day rates for the offshore drilling rigs and support vessels as availability tightened. Companies such as Pride Petroleum, Reading & Bates, Sonat Offshore Drilling and Atwood Oceanics were some of the fund's best performers over the past six months.
Q. DID ALL ENERGY COMPANIES FARE AS WELL?
A. No, integrated oil companies with large petrochemical operations didn't do as well. Investors were concerned that prices of commodity chemicals had peaked, and that lower earnings lay ahead.
Q. WHAT OTHER FACTORS CONTRIBUTED
TO PERFORMANCE?
A. Many basic industry stocks, which accounted for about 31.9% of the portfolio at the end of the period, posted strong results in the first half. Aluminum companies continue to show earnings growth as aluminum prices remain strong and the supply and demand situation remains favorable for producers. Fertilizer and agricultural chemicals companies including Potash Corp. of Saskatchewan, the fund's largest holding, and Mississippi Chemical and Arcadian Corp., benefited from strong sales. The latest U.S. grain and soybean harvest shows below-normal levels of inventory carryover, which should necessitate a strong planting season next year. This should continue to help the sales of fertilizer and agricultural chemicals companies, particularly if you factor in food crop realization in other parts of the world.
Q. WHAT STOCKS DIDN'T PERFORM AS WELL AS YOU HAD HOPED?
A. Steel companies, including Inland Steel, suffered from weak steel prices and a sluggish construction environment.
Q. WHERE ARE YOU FINDING OPPORTUNITIES IN THE INDUSTRIAL MACHINERY AND EQUIPMENT SECTOR?
A. Recently there haven't been many. I'm standing on the sidelines in anticipation that they may become more realistically priced.
Q. DO YOU SEE MUCH OPPORTUNITY IN THE PRECIOUS METALS SECTOR?
A. I think it's unlikely that gold will break above $400 per ounce over the next several months. So the only strategy that makes sense is to search for the best companies with growing reserves, production and earnings.
Q. WHAT IS YOUR OUTLOOK FOR THE
NATURAL RESOURCES SECTOR IN 1996?
A. I believe that unless the Central Banks of the world go crazy printing money, inflation is not going to be much of a concern over the near term. So my investment emphasis will be to find companies that can benefit from flat or declining material prices and those with real volume growth.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: long-term capital
growth and protection of
purchasing power by
investing in natural
resource-related stocks
START DATE: December 29,
1987
SIZE: as of October 31, 1995,
more than $276 million
MANAGER: Malcolm
MacNaught, since December
1987; joined Fidelity in 1968
(checkmark)
MALCOLM MACNAUGHT ON HIS
STRATEGY:
"The fund has the flexibility to
invest some of its assets
outside the natural resources
sector when I feel market
conditions warrant, and at the
end of October, roughly 13%
of the fund was invested in
technology and health care
companies. Investors are
worried about a slowing
economy, and tended to sell
cyclical stocks to seek refuge in
defensive stocks such as
healthcare. What's more, many
of the fund's drug companies
continued to dazzle investors
with healthy earnings growth
resulting from a combination of
new drugs and cost cutting.
However, I recognize that
investors choose to invest in a
natural resource funds primarily
as a hedge against inflation. So,
over time I expect the fund's
portfolio makeup and
performance to reflect market
conditions among natural
resources stocks."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF OCTOBER 31, 1995
                                 % OF FUND'S    % OF FUND'S
                                 INVESTMENTS    INVESTMENTS
                                                IN THESE STOCKS
                                                6 MONTHS AGO

Potash Corp. of Saskatchewan     1.6            1.0

Exide Corp.                      1.5            0.9

Burlington Northern Sante Fe     1.4            1.0
Corp.

Inco Ltd.                        1.3            0.0

Johnson & Johnson                1.2            1.1

Intertape Polymer Group, Inc.    1.2            1.0

Scott Paper Co.                  1.2            1.3

Merck & Co., Inc.                1.2            0.0

Great Lakes Chemical Corp.       1.1            1.2

Renaissance Energy Ltd.          1.1            0.6

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1995
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

Basic Industries                   31.9           29.5

Energy                             22.2           24.4

Industrial Machinery & Equipment   8.0            7.2

Health                             7.6            7.8

Precious Metals                    5.9            6.3

ASSET ALLOCATION
AS OF OCTOBER 31, 1995* AS OF APRIL 30, 1995**
Row: 1, Col: 1, Value: 6.1
Row: 1, Col: 2, Value: 93.90000000000001
Row: 1, Col: 1, Value: 6.8
Row: 1, Col: 2, Value: 93.2
Stocks 93.9%
Short-term
investments 6.1%
FOREIGN
INVESTMENTS 21.7%
Stocks 93.2%
Short-term
investments 6.8%
FOREIGN
INVESTMENTS 25.5%
*
**
INVESTMENTS OCTOBER 31, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.5%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.3%
DEFENSE ELECTRONICS - 0.3%
Tech-Sym Corp. (a)  25,000 $ 740,625
BASIC INDUSTRIES - 31.9%
CHEMICALS & PLASTICS - 15.1%
Agrium, Inc.   50,000  2,040,721
Applied Extrusion Technologies, Inc. (a)  50,000  768,750
Arcadian Corp.   90,000  1,856,250
Cambrex Corp.   21,200  808,250
Cytec Industries, Inc. (a)  25,000  1,368,750
du Pont (E.I.) de Nemours & Co.   10,000  623,750
Eastman Chemical Co.   30,000  1,785,000
Engelhard Corp.   111,250  2,767,344
FMC Corp.   22,000  1,575,750
First Mississippi Corp.   80,000  1,640,000
Fuller (H.B.) Co.   51,000  1,606,500
Great Lakes Chemical Corp.   46,000  3,087,750
Hanna (M.A.) Co.   60,800  1,558,000
IMC Fertilizer Group, Inc.   16,000  1,120,000
Intertape Polymer Group, Inc.   110,000  3,211,231
Mississippi Chemical Corp.   100,000  2,412,500
NL Industries, Inc. (a)  70,000  910,000
Potash Corp. of Saskatchewan  60,000  4,194,868
Rohm & Haas Co.   49,200  2,718,300
Schulman (A.), Inc.   85,400  1,601,250
Sybron Chemical Industry Corp. (a)  60,000  772,500
Union Carbide Corp.   60,000  2,272,500
  40,699,964
IRON & STEEL - 4.3%
AK Steel Holding Corp.   36,900  1,143,900
Huntco, Inc. Class A  100,000  1,300,000
Inland Steel Industries, Inc.   70,000  1,636,250
LTV Corp. (a)  130,000  1,820,000
Nucor Corp.   35,000  1,684,375
Republic Engineered Steels, Inc. (a)  170,000  1,083,750
USX-U.S. Steel Group  100,000  2,987,500
  11,655,775
METALS & MINING - 9.5%
Alcan Aluminium Ltd.   85,000  2,694,775
Alumax, Inc. (a)  60,000  1,770,000
Aluminum Co. of America  54,000  2,754,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
BASIC INDUSTRIES - CONTINUED
METALS & MINING - CONTINUED
Bre-X Minerals Ltd. (a)  80,000 $ 2,781,703
De Beers Consolidated Mines Ltd. ADR  65,000  1,787,500
Freeport McMoRan Copper Co. Class A  20,000  457,500
IMCO Recycling, Inc.   100,000  2,150,000
Inco Ltd.   100,000  3,439,941
Kaiser Aluminum Corp. (a)  100,000  1,125,000
Magma Copper Co. Class B (a)  115,000  1,926,250
Reynolds Metals Co.   50,000  2,518,750
Romarco Minerals, Inc. (a)  250,000  269,617
Stillwater Mining Co. (a)  126,800  2,139,750
  25,814,786
PAPER & FOREST PRODUCTS - 3.0%
Asia Pacific Resources International Class A (a)  180,000  1,305,000
James River Corp. of Virginia  56,000  1,799,000
Mead Corp.   30,000  1,728,750
Scott Paper Co.   60,000  3,195,000
  8,027,750
TOTAL BASIC INDUSTRIES   86,198,275
CONSTRUCTION & REAL ESTATE - 1.7%
BUILDING MATERIALS - 1.1%
Lafarge Corp.   92,138  1,612,415
Medusa Corp.   60,000  1,500,000
  3,112,415
CONSTRUCTION - 0.6%
McDermott (J. Ray) SA  100,000  1,512,500
TOTAL CONSTRUCTION & REAL ESTATE   4,624,915
DURABLES - 3.7%
AUTOS, TIRES, & ACCESSORIES - 2.9%
Chrysler Corp.   50,900  2,627,713
General Motors Corp.   36,181  1,582,919
Lear Seating Corp. (a)  50,000  1,387,500
Magna International, Inc. Class A  50,000  2,175,530
  7,773,662
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
CONSUMER ELECTRONICS - 0.4%
Whirlpool Corp.   20,000 $ 1,060,000
TEXTILES & APPAREL - 0.4%
Shaw Industries, Inc.   85,000  1,083,750
TOTAL DURABLES   9,917,412
ENERGY - 21.8%
ENERGY SERVICES - 8.6%
Atwood Oceanics, Inc. (a)  60,000  1,192,500
BJ Services Co. (a)  60,200  1,414,700
ENSCO International, Inc. (a)  105,000  1,771,875
Energy Ventures, Inc. (a)  20,000  380,000
Falcon Drilling, Inc. (a)  100,000  1,037,500
Global Industries Ltd. (a)  40,000  1,050,000
Global Marine, Inc. (a)  200,000  1,300,000
Marine Drilling Companies, Inc. (a)  350,000  1,312,500
Nabors Industries, Inc. (a)  188,100  1,622,363
Pride Petroleum Services, Inc. (a)  240,000  2,100,000
Production Operators Corp.   18,000  540,000
Seitel, Inc. (a)  60,000  1,552,500
Serv-Tech, Inc. (a)  100,000  550,000
Smith International, Inc. (a)  85,000  1,360,000
Sonat Offshore Drilling, Inc.   60,000  1,905,000
Varco International, Inc.   83,500  761,938
Transocean Drilling AS (a)  154,100  2,351,538
Weatherford Enterra, Inc. (a)  45,000  1,085,625
  23,288,039
OIL & GAS - 13.2%
Barrington Petroleum Ltd. (a)  219,800  482,268
Belden & Blake Corp. (a)  100,000  1,451,563
Blue Range Resource Corp. Class A (a)  116,600  802,194
British Petroleum PLC ADR  23,160  2,043,870
Cairn Energy USA, Inc. (a)  109,800  1,317,600
Chesapeake Energy Corp. (a)  72,000  2,106,000
Chieftain International, Inc. (a)  210,000  2,889,550
Coastal Corp. (The)  60,000  1,942,500
Coda Energy, Inc. (a)  94,600  709,500
Columbus Energy Corp.   59,100  332,438
Devon Energy Corp.   101,000  2,196,750
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Forcenergy Gas Exploration, Inc. (a)  70,000 $ 682,500
Lomak Petroleum, Inc. (a)  90,000  697,500
Louisiana Land & Exploration Co.   70,000  2,476,250
Mitchell Energy & Development Corp. Class B  18,200  295,750
Newfield Exploration Co. (a)  45,000  1,327,500
Nuevo Energy Corp. (a)  44,000  973,500
Occidental Petroleum Corp.   125,000  2,687,500
Renaissance Energy Ltd. (a)  140,000  3,084,790
Rio Alto Exploration Ltd. (a)  214,200  629,297
Stone Energy Corp. (a)  85,000  966,875
Total SA sponsored ADR  80,000  2,470,000
Ulster Petroleums Ltd. (a)  220,000  777,241
Union Pacific Resources Group, Inc. (a)  25,000  568,750
Vintage Petroleum, Inc.   80,000  1,610,000
  35,521,686
TOTAL ENERGY   58,809,725
FINANCE - 1.6%
BANKS - 0.8%
Barnett Banks, Inc.   12,000  663,000
Boatmen's Bancshares, Inc.   21,000  798,000
First Security Corp.   21,000  687,750
  2,148,750
SECURITIES INDUSTRY - 0.8%
Pioneer Group, Inc.   86,700  2,275,875
TOTAL FINANCE   4,424,625
HEALTH - 7.6%
DRUGS & PHARMACEUTICALS - 6.1%
Allergan, Inc.   32,400  951,750
American Home Products Corp.   25,000  2,215,625
Amgen, Inc.   25,000  1,200,000
Bristol-Myers Squibb Co.   40,000  3,050,000
COR Therapeutics, Inc. (a)  80,000  830,000
Merck & Co., Inc.   55,000  3,162,500
Neurex Corp. (a)  55,000  261,250
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
North American Biologicals, Inc. (a)  130,000 $ 1,040,000
Schering-Plough Corp.   56,000  3,003,000
Sugen, Inc. (a)  70,000  691,250
  16,405,375
MEDICAL EQUIPMENT & SUPPLIES - 1.2%
Johnson & Johnson  40,000  3,260,000
MEDICAL FACILITIES MANAGEMENT - 0.3%
Spectral Diagnostics, Inc. (a)  52,000  870,212
TOTAL HEALTH   20,535,587
INDUSTRIAL MACHINERY & EQUIPMENT - 8.0%
ELECTRICAL EQUIPMENT - 1.4%
California Microwave Corp. (a)  50,000  1,100,000
General Electric Co.   20,000  1,265,000
Sensormatic Electronics Corp.   60,000  1,282,500
  3,647,500
INDUSTRIAL MACHINERY & EQUIPMENT - 1.6%
Exide Corp.   90,000  3,948,750
Flow International Corp. (a)  44,000  489,500
  4,438,250
POLLUTION CONTROL - 5.0%
American Ecology Corp.   140,000  490,000
Browning-Ferris Industries, Inc.   83,200  2,423,200
Envirosource, Inc. (a)  200,000  525,000
Sanifill, Inc. (a)  75,000  2,362,500
TRC Companies, Inc. (a)  104,300  612,763
TETRA Technologies, Inc. (a)  100,000  1,325,000
United Waste Systems, Inc. (a)  70,000  2,765,000
Waste Management International PLC sponsored ADR (a) 115,000 1,164,375 Western Waste Industries, Inc. (a) 100,000 1,975,000
  13,642,838
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   21,728,588
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - 1.6%
AGRICULTURE - 0.7%
Delta & Pine Land Co.   45,000 $ 1,743,750
TOBACCO - 0.9%
Philip Morris Companies, Inc.   30,000  2,535,000
TOTAL NONDURABLES   4,278,750
PRECIOUS METALS - 5.9%
Barrick Gold Corp.   120,000  2,789,141
Firstmiss Gold, Inc. (a)  106,276  1,912,968
Free State Consolidated Gold Mines Ltd. ADR  90,000  849,375
Golden Shamrock Mines, Ltd. (a)  1,000,000  509,497
Great Central Mines NL (a)  320,000  652,162
Hecla Mining Co. (a)  69,400  511,825
Kinross Gold Corp. (a)  300,000  2,231,313
Mentor Exploration & Development Co. Ltd. (a)  160,000  1,591,670
Newmont Mining Corp.   35,000  1,321,250
Sudbury Contact Mines Ltd. (a)  140,000  1,379,695
Unisel Gold Mines Ltd.   300,000  810,000
Vaal Reefs Exploration & Mining Co. Ltd. ADR   220,000  1,251,250
  15,810,146
SERVICES - 0.4%
Western Atlas, Inc. (a)  25,000  1,096,875
TECHNOLOGY - 5.6%
COMMUNICATIONS EQUIPMENT - 1.1%
ADC Telecommunications, Inc.   900  34,414
DSC Communications Corp. (a)  25,000  925,000
Nokia Corp. AB sponsored ADR  20,000  1,115,000
Tellabs, Inc. (a)  24,000  816,000
  2,890,414
COMPUTER SERVICES & SOFTWARE - 1.0%
DST Systems, Inc.   1,000  21,000
Cooper & Cheyan Technology  500  5,500
Novell, Inc.   102,000  1,683,000
Oracle Systems Corp. (a)  22,000  959,750
  2,669,250
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 2.4%
ADAPTEC, Inc. (a)  20,000 $ 890,000
Digital Equipment Corp. (a)  27,400  1,483,025
International Business Machines Corp.   20,000  1,945,000
Xerox Corp.   17,000  2,205,750
  6,523,775
ELECTRONICS - 1.1%
Intel Corp.   20,000  1,397,500
Kyocera Corp. ADR  10,000  1,655,000
  3,052,500
TOTAL TECHNOLOGY   15,135,939
TRANSPORTATION - 1.8%
RAILROADS - 1.8%
Burlington Northern Sante Fe Corp.   46,000  3,858,250
CSX Corp.   5,700  477,375
Southern Pacific Rail Corp. (a)  20,640  459,240
TOTAL TRANSPORTATION   4,794,865
UTILITIES - 1.6%
CELLULAR - 0.7%
AirTouch Communications, Inc. (a)  40,000  1,140,000
Palmer Wireless, Inc. (a)  35,000  796,250
  1,936,250
GAS - 0.7%
Enron Corp.   50,000  1,718,750
TELEPHONE SERVICES - 0.2%
AT&T Corp.   10,000  640,000
TOTAL UTILITIES   4,295,000
TOTAL COMMON STOCKS
(Cost $235,391,322)   252,391,327
PREFERRED STOCKS - 0.4%
 SHARES VALUE (NOTE 1)
CONVERTIBLE PREFERRED STOCKS - 0.1%
ENERGY - 0.1%
ENERGY SERVICES - 0.1%
Reading & Bates Corp. $1.625   8,100 $ 281,475
NONCONVERTIBLE PREFERRED STOCKS - 0.3%
ENERGY - 0.3%
OIL & GAS - 0.3%
Gulf Canada Resources Ltd., Series 1, adj. rate  270,000  763,109
TOTAL PREFERRED STOCKS
(Cost $1,047,044)   1,044,584
REPURCHASE AGREEMENTS - 6.1%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.88%, dated
10/31/95 due 11/1/95  $ 16,566,705  16,564,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $253,002,366)  $ 269,999,911
LEGEND
(1.) Non-income producing
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  78.3%
Canada  14.5
South Africa  1.7
United Kingdom  1.2
Others (individually less than 1%)  4.3
TOTAL  100.0%
INCOME TAX INFORMATION
At October 31, 1995, the aggregate cost of investment securities for income tax purposes was $253,195,613. Net unrealized appreciation aggregated $16,804,298, of which $31,146,556 related to appreciated investment securities and $14,342,258 related to depreciated investment securities. The fund hereby designates $273,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

ASSETS OCTOBER 31, 1995

Investment in securities, at value (including repurchase                      $ 269,999,911
agreements of $16,564,000) (cost $253,002,366) -
See accompanying schedule

Cash                                                                           3

Receivable for investments sold                                                10,113,362

Receivable for fund shares sold                                                1,680,505

Dividends receivable                                                           142,196

Prepaid expenses                                                               27,006

 TOTAL ASSETS                                                                  281,962,983

LIABILITIES

Payable for investments purchased                               $ 4,887,918

Payable for fund shares redeemed                                 417,619

Accrued management fee                                           125,565

Distribution fees payable                                        150,133

Other payables and accrued expenses                              176,514

 TOTAL LIABILITIES                                                             5,757,749

NET ASSETS                                                                    $ 276,205,234

Net Assets consist of:

Paid in capital                                                               $ 249,274,757

Accumulated net investment loss                                                (408)

Accumulated undistributed net realized gain (loss) on                          9,933,080
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                  16,997,805
investments and assets and liabilities in foreign currencies

NET ASSETS                                                                    $ 276,205,234

CALCULATION OF MAXIMUM OFFERING PRICE                                          $19.25
CLASS A:
NET ASSET VALUE, and redemption price per share
 ($272,978,972 (divided by) 14,180,177 shares)

Maximum offering price per share (100/95.25 of $19.25)                         $20.21

CLASS B:                                                                       $19.23
NET ASSET VALUE, offering price and redemption price per
share
 ($2,507,937 (divided by) 130,423 shares) A

INSTITUTIONAL CLASS:                                                           $19.27
NET ASSET VALUE, offering price and redemption price per
share
 ($718,325 (divided by) 37,270 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

INVESTMENT INCOME YEAR ENDED OCTOBER 31, 1995

Dividends                                                                $ 2,876,403

Interest                                                                  649,281

                                                                          3,525,684

Less foreign taxes withheld                                               (43,895)

 TOTAL INCOME                                                             3,481,789

EXPENSES

Management fee                                             $ 1,730,945

Transfer agent fees                                         692,183
Class A

 Class B                                                    1,330

 Institutional Class                                        431

Distribution fees                                           1,473,539
Class A

 Class B                                                    4,188

Accounting fees and expenses                                136,434

Non-interested trustees' compensation                       1,482

Custodian fees and expenses                                 53,346

Registration fees                                           73,863
Class A

 Class B                                                    12,338

 Institutional Class                                        12,041

Audit                                                       31,245

Legal                                                       13,298

Interest                                                    1,974

Reports to shareholders                                     26,188

Miscellaneous                                               1,525

 Total expenses before reductions                           4,266,350

 Expense reductions                                         (99,418)      4,166,932

NET INVESTMENT INCOME (LOSS)                                              (685,143)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      11,240,942

 Foreign currency transactions                              (2,532)       11,238,410

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      12,904,057

 Assets and liabilities in foreign currencies               251           12,904,308

NET GAIN (LOSS)                                                           24,142,718

NET INCREASE (DECREASE) IN NET ASSETS RESULTING  FROM                    $ 23,457,575
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED      YEAR ENDED
                                                         OCTOBER 31,     OCTOBER 31,
                                                         1995            1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ (685,143)     $ (773,691)
Net investment income (loss)

 Net realized gain (loss)                                 11,238,410      3,777,673

 Change in net unrealized appreciation (depreciation)     12,904,308      1,218,553

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          23,457,575      4,222,535
FROM OPERATIONS

Distribution to shareholders                              (3,086,044)     (1,895,685)
from net realized gain
 Class A

Share transactions - net increase (decrease)              56,472,708      156,725,562

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 76,844,239      159,052,412

NET ASSETS

 Beginning of period                                      199,360,995     40,308,583

 End of period                                           $ 276,205,234   $ 199,360,995


FINANCIAL HIGHLIGHTS - CLASS A

                                YEARS ENDED OCTOBER 31,

                                1995                      1994 E      1993       1992      1991

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 17.56                   $ 17.59     $ 13.88    $ 14.11   $ 12.30
of period

Income from Investment
Operations

 Net investment                  (.05) D                   (.11)       .22        (.10)     (.15)
 income (loss)                                            D

 Net realized and unrealized     2.00                      .76         4.91       .79       2.45
 gain (loss)

 Total from investment           1.95                      .65         5.13       .69       2.30
 operations

Less Distributions

 From net investment             -                         -           -          -         -
income

 From net realized gain          (.26)                     (.68)       (1.42)     (.92)     (.49)

 Total distributions             (.26)                     (.68)       (1.42)     (.92)     (.49)

Net asset value, end of         $ 19.25                   $ 17.56     $ 17.59    $ 13.88   $ 14.11
period

TOTAL RETURN A, B                11.40%                    3.97%       41.05%     5.97%     19.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 272,979                 $ 199,361   $ 40,309   $ 7,087   $ 5,940
(000 omitted)

Ratio of expenses to average     1.86%                     2.10%       2.63%      3.27%     3.35%
net assets                      F                                                C         C

Ratio of expenses to average     1.84%                     2.07%       2.62%      3.27%     3.35%
net assets after expense                                                         C         C
reductions

Ratio of net investment          (.30)                     (.67)       (1.18)     (1.22)    (1.28)
income (loss) to average        %                         %           %          %         %
net assets

Portfolio turnover               161%                      125%        208%       248%      256%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CLASS B
                                                                    YEAR ENDED
                                                                    OCTOBER 31,

                                                                    1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 18.87

Income from Investment Operations

 Net investment income (loss)                                        (.03) D

 Net realized and unrealized gain (loss)                             .39

 Total from investment operations                                    .36

Net asset value, end of period                                      $ 19.23

TOTAL RETURN B, C                                                    1.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 2,508

Ratio of expenses to average net assets                              2.23%
                                                                    A,E

Ratio of expenses to average net assets after expense reductions     2.21% A

Ratio of net investment income (loss) to average net assets          (.67)%
                                                                    A

Portfolio turnover                                                   161%

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1995.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                                    YEAR ENDED
                                                                     OCTOBER 31,

                                                                    1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 18.87

Income from Investment Operations

 Net investment income (loss)                                        (.01) D

 Net realized and unrealized gain (loss)                             .41

 Total from investment operations                                    .40

Net asset value, end of period                                      $ 19.27

TOTAL RETURN B, C                                                    2.12%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 718

Ratio of expenses to average net assets                              1.68%
                                                                    A,E

Ratio of expenses to average net assets after expense reductions     1.66% A

Ratio of net investment income (loss) to average net assets          (.13)%
                                                                    A

Portfolio turnover                                                   161%


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Global Resources Fund(the fund) is a fund of Fidelity Advisor Series V(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class B and Institutional Class shares on July 3, 1995. Investment income, realized and unrealized capital gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees and expenses.
The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts , disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is
1. SIGNIFICANT ACCOUNTING POLICIES- CONTINUED
INCOME TAXES - CONTINUED
not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law, which are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell
2. OPERATING POLICIES- CONTINUED
FORWARD FOREIGN CURRENCY
CONTRACTS - CONTINUED
are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date. JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $387,389,606 and $346,992,473, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .45%. For the period, the management fee was equivalent to an annual rate of .76% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan") and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A Plan and Class B Plan the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .65% and 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Class A and Class B shares, respectively. For the period, the fund paid FDC $1,473,539 and $4,188 under the Class A Plan and Class B Plan, respectively, of which $1,133,430 and $1,047 were paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class B shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, and Institutional Class shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services. No payments were made under the Plans during the period.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares of the fund. For the period, FDC received sales charges of $2,777,231 on sales of Class A shares of the fund, of which $2,346,101 was paid to securities dealers, banks, and other financial institutions. FDC also receives the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received contingent deferred sales charges of $247 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. State Street Bank and Trust Company (State Street) is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A shares, while Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR (collectively, with State Street, referred to as the Transfer Agents) acts in that capacity for the fund's Class B and Institutional Class shares. During the period November 1, 1994 to December 31, 1994,
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
State Street received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which the Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class A shares, State Street has delegated certain transfer, dividend paying, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the funds' accounting records and administers their security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $243,517 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $3,679,000. The weighted average interest rate was 6.4375%. Interest expense includes $1,974 paid under the bank borrowing program.
6. EXPENSE REDUCTIONS.
Effective October 30, 1995, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 2.40%, 2.75%, and 1.75% of average net assets for Class A, Class B, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $27,074, $11,960, and $10,894 for Class A, Class B, and Institutional Class, respectively.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares was as follows:
  SHARES DOLLARS
 YEAR ENDED YEAR ENDED YEAR ENDED  YEAR ENDED   OCTOBER 31, OCTOBER 31,
OCTOBER 31, OCTOBER 31,
 1995 1994  1995 1994
CLASS A
Shares sold  7,829,216  10,824,371 $ 140,936,888 $ 187,226,410
Reinvestment of distributions  172,755  98,039  2,772,967  1,607,842
Shares redeemed  (5,174,557)  (1,861,855)  (90,539,239)  (32,108,690)
Net increase (decrease)  2,827,414  9,060,555 $ 53,170,616 $ 156,725,562
CLASS B
Shares sold  131,062  -- $ 2,593,820 $ --
Reinvestment of distributions  --  --  --  --
Shares redeemed  (639)  --  (12,702)  --
Net increase (decrease)  130,423  -- $ 2,581,118 $ --
INSTITUTIONAL CLASS
Shares sold  38,128  -- $ 737,951 $ --
Reinvestment o f distributions  --  --  --  --
Shares redeemed  (858)  --  (16,977)  --
Net increase (decrease)  37,270  -- $ 720,974 $ --
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series V and the Shareholders of Fidelity Advisor Global Resources Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series V: Fidelity Advisor Global Resources Fund, including the schedule of portfolio investments, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended (Class A) and the period July 3, 1995 (commencement of sale of Class B and Institutional Class shares) to October 31, 1995 (Class B and Institutional Class). These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31,1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series V: Fidelity Advisor Global Resources Fund as of October 31,1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (Class A) and the period July 3, 1995 (commencement of sale of Class B and Institutional Class shares) to October 31, 1995 (Class B and Institutional Class), in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 11, 1995
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Global Resources voted to pay to shareholders of record at the opening of business on record date, the following distribution derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
Institutional Class 12/11/95 12/8/95 $.69
A total of 54% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders.
 The fund will notify shareholders in January 1996 of the applicable percentage for use in preparing 1995 income tax returns.



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Malcolm W. MacNaught II, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Equity Portfolio Growth
Fidelity Advisor Global Resources Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Limited Term Bond Fund
Fidelity Advisor Short Fixed-Income Fund
TAX-EXEMPT FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Limited Term Tax-Exempt Fund
Fidelity Advisor Short-Intermediate Tax-Exempt Fund
STATE TAX-EXEMPT FUNDS
Fidelity Advisor New York Tax-Free Fund
MONEY MARKET FUNDS
Daily Money Fund:
Money Market Portfolio
Daily Money Fund:
U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund
(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

NEW YORK  TAX-FREE
FUND - CLASS A & CLASS B
ANNUAL REPORT
OCTOBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                8    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT SUMMARY       11   A summary of the fund's
                              investments.

INVESTMENTS              12   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     15   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    21   Notes to the financial statements.

REPORT OF INDEPENDENT    25   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR NEW YORK TAX-FREE FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain Class A expenses during the period shown, the total return would have been lower. CUMULATIVE TOTAL RETURNS
PERIOD ENDED OCTOBER 31, 1995                     LIFE OF
                                                  FUND

Advisor New York Tax-Free - Class A               4.85%

Advisor New York Tax-Free - Class A
 (incl. max. 4.75% sales charge)                  -0.13%

Consumer Price Index                              0.52%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund began on August 21, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. Once the fund has a longer record, you can compare Class A's returns to the Lehman Brothers Municipal Bond Index - a broad gauge of the municipal bond market. You may also want to look at the performance of the average New York municipal bond fund as tracked by Lipper Analytical Services. Both benchmarks include reinvested dividends and capital gains, if any. They will appear in the fund's next report six months from now. Comparing Class A's performance to the consumer price index (CPI) helps show how the class did compared to inflation. (The CPI return begins on the month end closest to the fund's start date.)
AVERAGE ANNUAL RETURNS will appear once the fund is a year old, and the growth of a hypothetical $10,000 INVESTMENT in the fund will appear in the fund's next report six months from now.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
PERIOD ENDED OCTOBER 31, 1995

                                                        LIFE OF
                                                        FUND

Dividend return                                         0.85%

Capital appreciation return                             4.00%

Total return                                            4.85%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS
PERIOD ENDED OCTOBER 31, 1995               PAST
                                            MONTH

Dividends per share                         3.55(cents)

Annualized dividend rate                    4.04%

DIVIDENDS per share show the income paid by the class for a set period. The annualized dividend rate is based on an average net asset value of $10.35 over the past month.
ADVISOR NEW YORK TAX-FREE FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain Class B expenses during the period shown, the total return would have been lower. CUMULATIVE TOTAL RETURNS
PERIOD ENDED OCTOBER 31, 1995                          LIFE OF
                                                       FUND

Advisor New York Tax-Free - Class B                    4.65%

Advisor New York Tax-Free - Class B
 (incl. 4.00% contingent deferred sales                0.65%
charge)

Consumer Price Index                                   0.52%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, since the fund began on August 21, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. Once the fund has a longer record, you can compare Class B's returns to the Lehman Brothers Municipal Bond Index - a broad gauge of the municipal bond market. You may also want to look at the performance of the average New York municipal bond fund as tracked by Lipper Analytical Services. Both benchmarks include reinvested dividends and capital gains, if any. They will appear in the fund's next report six months from now. Comparing Class B's performance to the consumer price index (CPI) helps show how the class did compared to inflation. (The CPI return begins on the month end closest to the fund's start date.)
AVERAGE ANNUAL RETURNS will appear once the fund is a year old, and the growth of a hypothetical $10,000 INVESTMENT in the fund will appear in the fund's next report six months from now.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
PERIOD ENDED OCTOBER 31, 1995

                                                        LIFE OF
                                                        FUND

Dividend return                                         0.75%

Capital appreciation return                             3.90%

Total return                                            4.65%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS
PERIOD ENDED OCTOBER 31, 1995               PAST
                                            MONTH

Dividends per share                         3.11(cents)

Annualized dividend rate                    3.54%

DIVIDENDS per share show the income paid by the class for a set period. The annualized dividend rate is based on an average net asset value of $10.35 over the past month.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
In sharp contrast to much of 1994,
the municipal bond market posted
positive returns for the 12 months
ended October 31, 1995. For the
period, the Lehman Brothers
Municipal Bond Index - a broad
measure of the tax-free market -
had a total return of 14.84%. By
comparison, the Lehman Brothers
Aggregate Bond Index - a proxy
of investment-grade taxable
bonds - had a total return of
15.65%. While the bankruptcy of
Orange County, California in
December 1994 caused some
concern among investors, tax-free
bonds managed to surge ahead of
their taxable counterparts in the
first quarter of 1995 on signs of a
slowing economy and tamer
inflation expectations. By spring,
however, the muni bond market
began to underperform U.S.
Treasury securities when
Congress began consideration of
tax-code changes, some of which
threatened the tax-exempt status
of municipal securities. This threat
of radical tax reform dampened
enthusiasm in the municipal bond
market, helping shorter maturity
bonds to outperform longer bonds
throughout the spring and
summer months. By early fall,
historically attractive valuations
relative to Treasuries, weakening
new issuance, and stronger
demand from insurance
companies and retail buyers
helped tax-free bonds rebound.
An interview with Norm Lind,
Portfolio Manager of Advisor
New York Tax-Free Fund
Q. HOW DID THE FUND PERFORM, NORM?
A. This is a new fund, introduced on August 21, 1995. Fidelity usually compares fund performance over six- or 12-month periods, but in this first report, we'll look at the performance of the fund since its inception. The fund's Class A and B shares had a total return of 4.85% and 4.65%, respectively, for the period August 21 to October 31, 1995. In the fund's next report, we will compare the fund's performance to its peers as tracked by Lipper Analytical Services.
Q. MUNICIPAL BONDS, LIKE OTHER TYPES OF BONDS, HAVE PERFORMED WELL THIS YEAR COMPARED TO 1994. WAS THE FUND ABLE TO BENEFIT FROM THE COMEBACK IN MUNIS?
A. To some extent, yes. Prior to the fund's inception, the municipal bond market had a very strong first quarter of 1995 despite problems such as the bankruptcy of Orange County, California in December of 1994. On the other hand, in the spring and summer, the market underperformed taxable bonds as the various tax reform proposals in Washington - including the flat tax - posed a threat to munis' federally tax-free status. This slowed the flow of cash into municipal bond mutual funds - a major player in the $1.2 trillion municipal bond market. Now, munis seem to be moving back up again, helped in part by an almost 17% decrease in issuance from 1994 levels. Also, in the third quarter of 1995, we have seen a lot of interest from large institutional investors such as insurance companies because of attractive percentage spreads - or the amount of yield of a higher-yielding Treasury bond that tax-exempt investors can capture.
Q. SO, NORM, HOW HAS THE NEW YORK MARKET SHAPED UP THIS YEAR?
A. So far, New York has been a great place for municipal bond investors. Yields have fallen, and thus prices have risen across all major areas of the market. An important event, however, occurred just after the close of the fund's reporting period on October 31. New York State voters rejected a constitutional amendment, known as debt reform, that would have changed the way the state manages its debt. Even though this measure was voted down, I don't see much of an impact on the markets. However, I believe it will re-emerge in one form or another. Ultimately, we may see an end to state-appropriated debt - that is, debt paid by yearly monetary commitments by the Legislature - and the emergence of traditional revenue bonds, which are secured by a tax or revenue source.
Q. WHAT AREAS OF THE NEW YORK MUNI MARKET DO YOU FAVOR?
A. I basically divide the New York muni market into three categories: bonds issued by New York State and state-appropriated bonds issued by agencies like the New York State Dormitory Authority, New York City bonds, and bonds backed by sources of revenue such as tolls and taxes. I tend to favor revenue bonds. For example, the holding that has contributed the most to the fund is the Local Government Assistance Corporation (LGAC). LGAC bonds are backed by a dedicated portion of the state sales tax and are known to have good credit quality. I believe they will continue to add value to the fund. I am also overweighting bonds issued by the Port Authority of New York and New Jersey as well as the New York Thruway. Both the Port Authority and Thruway bonds are supported by tolls. Additionally, the Port Authority offers immediate diversification in that it controls all of the major airports in the New York metropolitan area, many major tunnels, the World Trade Center, and the major ports of international trade.
Q. HAVE THERE BEEN ANY DISAPPOINTMENTS SO FAR?
A. Yes. Despite the tremendous performance of New York City bonds, I'm underweighted versus the benchmark. I was surprised at Mayor Giuliani's progress in putting through spending and tax-cutting measures in the last budget. Although I may consider some types of New York City bonds in the future if any buying opportunities present themselves, the city faces great challenges. Just like we are seeing on the national level, there is a rethinking of what people expect from government. With stagnation in employment growth and the real estate market, along with a desire to cut taxes, we are going to see some contentious budget battles going forward.
Q. HOW IS THE FUND STRUCTURED?
A. I've tried to bring the fund's duration - or its price sensitivity to a given change in interest rates - more in line with its benchmark. I will continue to buy non-callable bonds or those that can't be refunded prior to their maturity. I've also bought discount bonds that have the potential to appreciate in price if interest rates fall.
Q. WHAT'S YOUR OUTLOOK ON THE MUNICIPAL BOND MARKET?
A. The market will probably trade in a choppy pattern for the next few months as political rhetoric regarding tax reform heats up with the upcoming presidential election. Long term, I think municipal bonds make sense for many investors as munis are still rather cheap as compared to Treasury bonds.

FUND FACTS
GOAL: high current, federally
tax-free income
START DATE: September 16,
1987
SIZE: as of October 31, 1995,
more than $597 million
MANAGER: Tanya Roy, since
August 1995; municipal bond
analyst, 1989 to 1995; joined
Fidelity in 1989
(checkmark)
TANYA ROY ON HER INVESTMENT
STYLE:
"I don't set out to make
interest-rate bets. My style is
more a relative-value
approach. Fundamental credit
research, as well as the
appropriate overweighting
and underweighting of issuers
are major contributors to the
fund's returns over time.
Relative value can be derived
from numerous sources such
as bond structure, which
includes coupon, optionality -
whether a bond is callable or
non-callable - and yield curve
posi- tioning, as well as credit
research. These are the
primary sources of total return
outperformance that I focus
on."
NOTE TO SHAREHOLDERS:
In August 1995, Tanya Roy
became the portfolio manager
of Fidelity Advisor High
Income Municipal Fund.


NORM LIND ON NEW YORK
STATE'S BOND RATING:
"After a tough budget fight,
New York managed to cut
expenditures for the first
time in 50 years. So why is
the state saddled with an
A/A- bond rating, the lowest
in the country along with
Louisiana? While some
progress was made this
year, much is left to be done.
The Pataki administration
faces a difficult question:
how much government and
taxes can you cut and still
balance the budget? It's
going to be a tough political
balancing act. If they can
build on this year, I think the
rating agencies will look
favorably on New York."


INVESTMENT SUMMARY


TOP FIVE SECTORS AS OF OCTOBER 31, 1995
                            % OF FUND'S
                            INVESTMENTS

General Obligation          19.2

Water & Sewer               18.7

Lease Revenue               14.1

Electric Revenue            13.4

Education                   8.8

AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1995


Years         16.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1995


Years         8.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THE ABOVE EXAMPLE. QUALITY DIVERSIFICATION (MOODY'S RATINGS) AS OF OCTOBER 31, 1995

Aaa 27.5%
Aa, A 30.2%
Baa 26.5%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 15.8%
Row: 1, Col: 1, Value: 27.5
Row: 1, Col: 2, Value: 30.2
Row: 1, Col: 3, Value: 26.5
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 15.8
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
INVESTMENTS OCTOBER 31, 1995

Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 84.2%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
NEW YORK - 78.7%
Erie County Gen. Oblig. Series B, 5.60%
6/15/10 (FGIC Insured)  Aaa $ 100,000 $ 100,750
Metropolitan Trans. Auth. Svc. Contract:
 (Commuter Facs.) Series O, 5.75% 7/1/13  Baa1  400,000  391,500
 (Trans. Facs.) Series P, 5.75% 7/1/15  Baa1  150,000  144,750
Monroe County Gen. Oblig. Pub. Impt. 5.25%
6/1/08 (FGIC Insured)  Aaa  100,000  100,500
Nassau County Combined Swr. Dist. Rfdg.
Series F, 5.10% 7/1/05 (MBIA Insured)  Aaa  175,000  177,844
New York City Gen. Oblig.:
 Series A-1, 6.50% 8/1/16  Baa1  200,000  205,750
 6% 2/15/16  Baa1  150,000  147,563
New York City Muni. Wtr. Fin. Auth.
Wtr. & Swr. Sys. Rev. Series A,
6% 6/15/25  A  275,000  276,031
New York State Dorm. Auth. Rev.
(FIT Student Hsg. Corp.) 5.75% 7/1/05
(AMBAC Insured)  Aaa  125,000  132,500
New York State Energy Research & Dev. Auth.
Facs. Rev. Rfdg. (Consolidated Edison Co.)
Series A, 6.10% 8/15/20  A1  100,000  100,875
New York State Envir. Facs. Corp. Poll. Cont.
Rev. (Wtr. Revolving Fund) Series B,
5.90% 11/15/14  Aaa  150,000  152,813
New York State Local Gov't Assistance Corp.
Series A, 6% 4/1/24  A  255,000  255,319
New York State Mtg. Agcy. Rev. (Homeowner
Mtg.) Series 49, 5.85% 10/1/17  Aa  100,000  99,000
New York State Pwr. Auth. Rev. & Gen. Purp.
Rfdg. Series CC, 5.125% 1/1/11  Aa  200,000  192,750
New York State Thruway Auth. (Highway &
Bridge Trust Fund) Series A, 6% 4/1/14
(MBIA Insured)  Aaa  100,000  102,875
Shelter Island Unified Free School Dist. #1
6.20% 12/15/08 (AMBAC Insured)  Aaa  160,000  173,400
Suffolk County Wtr. Auth. 6% 6/1/17
(MBIA Insured)  Aaa  100,000  104,750
Triborough Bridge & Tunnel Auth. Rev.
(Gen. Purp.) Series A, 4.75% 1/1/19  Aa  150,000  128,811
   2,987,781
NEW YORK & NEW JERSEY - 2.5%
New York & New Jersey Port Auth. Rev.
Consolidated 85th Series, 5.375%
3/1/28  A1  100,000  95,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
PUERTO RICO - 3.0%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Rfdg.
Series S, 7% 7/1/07  Baa1 $ 100,000 $ 115,625
TOTAL MUNICIPAL BONDS
(Cost $3,097,868)   3,198,656
MUNICIPAL NOTES (A) - 15.8%
NEW YORK - 15.8%
New York City Ind. Dev. Agcy. Civic Facs.
Rev. (National Audobon Society, Inc. Proj.)
Series 1989, 3.90%, LOC Swiss Bank,
VRDN   A-1+  100,000  100,000
New York City Trust Cultural Resource Rev.
(Guggenheim Foundation) Series 1990 B,
3.90%, LOC Swiss Bank, VRDN  VMIG 1  100,000  100,000
New York State Dorm. Auth. Rev.
(Cornell Univ.) Series 1990 B, 3.90%,
(BPA Morgan Guaranty Trust Co.)
VRDN   VMIG 1  200,000  200,000
New York State Energy Research & Dev. Auth.
Poll. Cont. Rev., VRDN:
  (Central Hudson Gas & Elec.)
  Series 1985 B, 3.60%,
  LOC Deutsche Bank  -  100,000  100,000
  (Niagra Mohawk Pwr.)
  Series 1987 A, 4.30%,
  LOC Toronto-Dominion Bank  -  100,000  100,000
TOTAL MUNICIPAL NOTES
(Cost $600,000)   600,000
TOTAL INVESTMENTS - 100%
(Cost $3,697,868)  $ 3,798,656

SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
(1.) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(2.) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 57.7% AAA, AA, A 58.2%
Baa  26.5% BBB 23.4%
Ba  0.0% BB 0.0%
B  0.0% B 0.0%
Caa  0.0% CCC 0.0%
Ca, C  0.0% CC, C 0.0%
   D 0.0%
The percentage not rated by either S&P or Moody's amounted to 0.00%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   19.2%
Water & Sewer   18.7
Lease Revenue   14.1
Electric Revenue   13.4
Others
 (individually less than 10%)   34.6
TOTAL   100.0%
INCOME TAX INFORMATION
At October 31, 1995, the aggregate cost of investment securities for income tax purposes was $3,697,868. Net unrealized appreciation aggregated $100,788, of which $101,015 related to appreciated investment securities and $227 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1995

ASSETS

Investment in securities, at value (cost $3,697,868) -                     $ 3,798,656
See accompanying schedule

Cash                                                                        189,190

Interest receivable                                                         50,644

Prepaid expenses                                                            1,863

Receivable from investment adviser for expense reductions                   18,524

 TOTAL ASSETS                                                               4,058,877

LIABILITIES

Payable for investments purchased                              $ 147,395

Distributions payable                                           1,283

Distribution fees payable                                       1,253

Other payables and accrued expenses                             33,211

 TOTAL LIABILITIES                                                          183,142

NET ASSETS                                                                 $ 3,875,735

Net Assets consist of:

Paid in capital                                                            $ 3,774,947

Net unrealized appreciation (depreciation) on investments                   100,788

NET ASSETS                                                                 $ 3,875,735

CLASS A:                                                                    $10.40
NET ASSET VALUE, and redemption price per share
($2,032,533 (divided by) 195,448 shares)

Maximum offering price per share (100/95.25 of $10.40)                      $10.92

CLASS B:                                                                    $10.39
NET ASSET VALUE, and offering price per share
($1,160,659 (divided by) 111,669 shares)A

INSTITUTIONAL CLASS:                                                        $10.40
NET ASSET VALUE, offering price and redemption price
per share ($682,543 (divided by) 65,603 shares)


A Redemption price per share is equal to net asset value less any applicable deferred sales charge.
STATEMENT OF OPERATIONS

 AUGUST 21, 1995 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1995

INTEREST INCOME                                                                 $ 29,546

EXPENSES

Management fee                                                      $ 2,203

Distribution fees                                                    620
 Class A

 Class B                                                             1,730

Accounting fees and expenses                                         8,710

Registration fees                                                    3,827
  Class A

 Class B                                                             3,365

 Institutional Class                                                 2,376

Audit                                                                17,875

 Total expenses before reductions                                    40,706

 Expense reductions                                                  (34,104)    6,602

NET INTEREST INCOME                                                              22,944

Change in net unrealized appreciation (depreciation)                             100,788
on investment securities

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM                            $ 123,732
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                                    AUGUST 21, 1995
                                                                    (COMMENCEMENT
                                                                    OF OPERATIONS) TO
                                                                    OCTOBER 31,1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                          $ 22,944
Net interest income

 Change in net unrealized appreciation (depreciation)                100,788

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     123,732

Distributions to shareholders
From net interest income

  Class A                                                            (10,525)

  Class B                                                            (6,231)

  Institutional Class                                                (6,188)

  TOTAL DISTRIBUTIONS                                                (22,944)

Share transactions - net increase (decrease)                         3,774,947

  TOTAL INCREASE (DECREASE) IN NET ASSETS                            3,875,735

NET ASSETS

 Beginning of period                                                 -

 End of period                                                      $ 3,875,735


FINANCIAL HIGHLIGHTS - CLASS A

                                                      AUGUST 21, 1995
                                                      (COMMENCEMENT
                                                      OF OPERATIONS) TO
                                                      OCTOBER 31,1995

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                      $ 10.000

Income from Investment Operations

 Net interest income                                                       .084

 Net realized and unrealized gain (loss)                                   .400

 Total from investment operations                                          .484

Less Distributions

 From net interest income                                                  (.084)

Net asset value, end of period                                            $ 10.400

TOTAL RETURN B                                                             4.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                   $ 2,033

Ratio of expenses to average net assets                                    1.00%A,
                                                                          C

Ratio of net interest income to average net assets                         4.16%A

Portfolio turnover                                                         0%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
FINANCIAL HIGHLIGHTS - CLASS B

                                                      AUGUST 21, 1995
                                                      (COMMENCEMENT
                                                      OF OPERATIONS) TO
                                                      OCTOBER 31,1995

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                      $ 10.000

Income from Investment Operations

 Net interest income                                                       .074

 Net realized and unrealized gain (loss)                                   .390

 Total from investment operations                                          .464

Less Distributions

 From net interest income                                                  (.074)

Net asset value, end of period                                            $ 10.390

TOTAL RETURN B                                                             4.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                   $ 1,161

Ratio of expenses to average net assets                                    1.75%A,
                                                                          C

Ratio of net interest income to average net assets                         3.52%A

Portfolio turnover                                                         0%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                      AUGUST 21, 1995
                                                      (COMMENCEMENT
                                                      OF OPERATIONS) TO
                                                      OCTOBER 31,1995

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                      $ 10.000

Income from Investment Operations

 Net interest income                                                      $ .095

 Net realized and unrealized gain (loss)                                   .400

 Total from investment operations                                          .495

Less Distributions

 From net interest income                                                  (.095)

Net asset value, end of period                                            $ 10.400

TOTAL RETURN B                                                             4.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                   $ 683

Ratio of expenses to average net assets                                    0.75%A,
                                                                          C

Ratio of net interest income to average net assets                         4.75%A

Portfolio turnover                                                         0%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor New York Tax Free Fund (the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of shares on August 21, 1995. Investment income, realized and unrealized capital gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees and expenses.
The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available through the pricing service are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying the fund and shares of the fund for distribution under federal and state securities law, which are borne by the fund and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
and allocated to each class on a prorata basis based on the number of shares held by each class on the ex-dividend date.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,097,866 and $0, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1200% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan") and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A Plan and Class B Plan the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
DISTRIBUTION AND SERVICE PLAN -
CONTINUED
and service fee. This fee is based on annual rates of .25% and 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Class A and Class B shares, respectively. For the period, the fund paid FDC $368 and $1,730 under the Class A Plan and Class B Plan, respectively, of which $368 and $432 were paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class B shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, and Institutional Class shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services. No payments were made under the Plans during the period.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares of the fund. For the period, FDC received no sales charges on sales of Class A shares of the fund; all sales charges were retained by securities dealers, banks, and other financial institutions. FDC also receives the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class B and Institutional shares. UMB has entered into sub-arrangements with State Street Bank and Trust Company (State Street) with respect to the Class A shares, and Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, with respect to the Class B and Institutional shares, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. State Street and FIIOC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to State Street and FIIOC by UMB, which is reimbursed by the fund for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. UMB also has a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based in the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received accounting fees amounting to $8,710.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 1.00%, 1.75%, and 0.75% of average net assets for Class A, Class B, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $14,449, $11,117, and $8,538 for Class A, Class B, and Institutional Class, respectively.
6. BENEFICIAL INTEREST.
At the end of the period, an affiliate of FMR was record owner of approximately 36.1%, 58.6% and 100% of the total outstanding shares of Class A, Class B and Institutional Class, respectively.
7. SHARE TRANSACTIONS.
Share transactions for all classes were as follows:

                                                       PERIOD ENDED
                                                       OCTOBER 31, 1995A

                                                       SHARES                    DOLLARS

CLASS A

Shares

 Sold                                                   194,544                  $ 1,979,912

 Reinvestment of dividends from net interest income     904                       9,361

 Redeemed                                               -                         -

 Net increase (decrease)                                195,448                  $ 1,989,273



CLASS B


Shares

 Sold                                                   111,132         $ 1,123,890

 Reinvestment of dividends from net interest income     537              5,564

 Redeemed                                               -                -

 Net increase (decrease)                                111,669         $ 1,129,454



INSTITUTIONAL CLASS


Shares

 Sold                                                   65,001         $ 650,032

 Reinvestment of dividends from net interest income     602             6,188

 Redeemed                                               -               -

 Net increase (decrease)                                65,603         $ 656,220


A SHARE TRANSACTIONS FOR CLASS A, CLASS B AND INSTITUTIONAL CLASS ARE FOR THE PERIOD AUGUST 21, 1995 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1995.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Advisor Series V and the Shareholders of Advisor New York Tax-Free Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series V: Fidelity Advisor New York Tax-Free Fund, including the schedule of portfolio investments, as of October 31, 1995, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period August 21, 1995 (commencement of operations) to October 31, 1995. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series V: Fidelity Advisor New York Tax-Free Fund as of October 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the period August 21, 1995 (commencement of operations) to October 31, 1995, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 8, 1995

















Page 26 = BLANK

(EXCEPT FOR "ANNUAL REPORT" AND PAGE NUMBER)

Do NOT strip-in this type.
















Page 27 = BLANK

(EXCEPT FOR "ANNUAL REPORT" AND PAGE NUMBER)

Do NOT strip-in this type.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
UMB Bank, n.a.
Kansas City, MO
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
* INDEPENDENT TRUSTEES
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Equity Portfolio Growth
Fidelity Advisor Global Resources Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Limited Term Bond Fund
Fidelity Advisor Short Fixed-Income Fund
TAX-EXEMPT FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Limited Term Tax-Exempt Fund
Fidelity Advisor Short-Intermediate Tax-Exempt Fund
STATE TAX-EXEMPT FUNDS
Fidelity Advisor New York Tax-Free Fund
MONEY MARKET FUNDS
Daily Money Fund:
Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund
(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

NEW YORK  TAX-FREE
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
OCTOBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT SUMMARY       9    A summary of the fund's
                              investments.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     13   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    19   Notes to the financial statements.

REPORT OF INDEPENDENT    23   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR NEW YORK TAX-FREE FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain Institutional Class expenses during the period shown, the total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED OCTOBER 31, 1995                            LIFE OF
                                                         FUND

Advisor New York Tax-Free - Institutional                4.96%
Class

Consumer Price Index                                     0.52%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund began on August 21, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. Once the fund has a longer record, you can compare Institutional Class' returns to the Lehman Brothers Municipal Bond Index - a broad gauge of the municipal bond market. You may also want to look at the performance of the average New York municipal bond fund as tracked by Lipper Analytical Services. Both benchmarks include reinvested dividends and capital gains, if any. They will appear in the fund's next report six months from now. Comparing Institutional Class' performance to the consumer price index
(CPI) helps show how the class did compared to inflation. (The CPI return begins on the month end closest to the fund's start date.)
AVERAGE ANNUAL RETURNS will appear once the fund is a year old, and the growth of a hypothetical $10,000 INVESTMENT in the fund will appear in the fund's next report six months from now.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
PERIOD ENDED OCTOBER 31, 1995

                                                        LIFE OF
                                                        FUND

Dividend return                                         0.96%

Capital appreciation return                             4.00%

Total return                                            4.96%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any.
DIVIDENDS
PERIOD ENDED OCTOBER 31, 1995               PAST
                                            MONTH

Dividends per share                         4.07(cents)

Annualized dividend rate                    4.63%

DIVIDENDS per share show the income paid by the class for a set period. The annualized dividend rate is based on an average net asset value of $10.36 over the past month.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
In sharp contrast to much of 1994,
the municipal bond market posted
positive returns for the 12 months
ended October 31, 1995. For the
period, the Lehman Brothers
Municipal Bond Index - a broad
measure of the tax-free market -
had a total return of 14.84%. By
comparison, the Lehman Brothers
Aggregate Bond Index - a proxy
of investment-grade taxable
bonds - had a total return of
15.65%. While the bankruptcy of
Orange County, California in
December 1994 caused some
concern among investors, tax-free
bonds managed to surge ahead of
their taxable counterparts in the
first quarter of 1995 on signs of a
slowing economy and tamer
inflation expectations. By spring,
however, the muni bond market
began to underperform U.S.
Treasury securities when
Congress began consideration of
tax-code changes, some of which
threatened the tax-exempt status
of municipal securities. This threat
of radical tax reform dampened
enthusiasm in the municipal bond
market, helping shorter maturity
bonds to outperform longer bonds
throughout the spring and
summer months. By early fall,
historically attractive valuations
relative to Treasuries, weakening
new issuance and stronger
demand from insurance
companies and retail buyers
helped tax-free bonds rebound.
An interview with Norm Lind,
Portfolio Manager of Advisor
New York Tax-Free Fund
Q. HOW DID THE FUND PERFORM, NORM?
A. This is a new fund, introduced on August 21, 1995. Fidelity usually compares fund performance over six- or 12-month periods, but in this first report, we'll look at the performance of the fund since its inception. The fund's institutional class shares returned 4.96%, for the period August 21 to October 31, 1995. In the fund's next report, we will compare the fund's performance to its peers as tracked by Lipper Analytical Services.
Q. MUNICIPAL BONDS, LIKE OTHER TYPES OF BONDS, HAVE PERFORMED WELL THIS YEAR COMPARED TO 1994. WAS THE FUND ABLE TO BENEFIT FROM THE COMEBACK IN MUNIS?
A. To some extent, yes. Prior to the fund's inception, the municipal bond market had a very strong first quarter of 1995 despite problems such as the bankruptcy of Orange County, California in December of 1994. On the other hand, in the spring and summer, the market underperformed taxable bonds as the various tax reform proposals in Washington - including the flat tax - posed a threat to munis' federally tax-free status. This slowed the flow of cash into municipal bond mutual funds - a major player in the $1.2 trillion municipal bond market. Now, munis seem to be moving back up again, helped in part by an almost 17% decrease in issuance from 1994 levels. Also, in the third quarter of 1995, we have seen a lot of interest from large institutional investors such as insurance companies because of attractive percentage spreads - or the amount of yield of a higher-yielding Treasury bond that tax-exempt investors can capture.
Q. SO, NORM, HOW HAS THE NEW YORK MARKET SHAPED UP THIS YEAR?
A. So far, New York has been a great place for municipal bond investors. Yields have fallen, and thus prices have risen across all major areas of the market. An important event, however, occurred just after the close of the fund's reporting period on October 31. New York State voters rejected a constitutional amendment, known as debt reform, that would have changed the way the state manages its debt. Even though this measure was voted down, I don't see much of an impact on the markets. However, I believe it will re-emerge in one form or another. Ultimately, we may see an end to state-appropriated debt - that is, debt paid by yearly monetary commitments by the Legislature - and the emergence of traditional revenue bonds, which are secured by a tax or revenue source.
Q. WHAT AREAS OF THE NEW YORK MUNI MARKET DO YOU FAVOR?
A. I basically divide the New York muni market into three categories: bonds issued by New York State and state-appropriated bonds issued by agencies like the New York State Dormitory Authority, New York City bonds, and bonds backed by sources of revenue such as tolls and taxes. I tend to favor revenue bonds. For example, the holding that has contributed the most to the fund is the Local Government Assistance Corporation (LGAC). LGAC bonds are backed by a dedicated portion of the state sales tax and are known to have good credit quality. I believe they will continue to add value to the fund. I am also overweighting bonds issued by the Port Authority of New York and New Jersey as well as the New York Thruway. Both the Port Authority and Thruway bonds are supported by tolls. Additionally, the Port Authority offers immediate diversification in that it controls all of the major airports in the New York metropolitan area, many major tunnels, the World Trade Center, and the major ports of international trade.
Q. HAVE THERE BEEN ANY DISAPPOINTMENTS SO FAR?
A. Yes. Despite the tremendous performance of New York City bonds, I'm underweighted versus the benchmark. I was surprised at Mayor Giuliani's progress in putting through spending and tax-cutting measures in the last budget. Although I may consider some types of New York City bonds in the future if any buying opportunities present themselves, the city faces great challenges. Just like we are seeing on the national level, there is a rethinking of what people expect from government. With stagnation in employment growth and the real estate market, along with a desire to cut taxes, we are going to see some contentious budget battles going forward.
Q. HOW IS THE FUND STRUCTURED?
A. I've tried to bring the fund's duration - or its price sensitivity to a given change in interest rates - more in line with its benchmark. I will continue to buy non-callable bonds or those that can't be refunded prior to their maturity. I've also bought discount bonds that have the potential to appreciate in price if interest rates fall.
Q. WHAT'S YOUR OUTLOOK ON THE MUNICIPAL BOND MARKET?
A. The market will probably trade in a choppy pattern for the next few months as political rhetoric regarding tax reform heats up with the upcoming presidential election. Long term, I think municipal bonds make sense for many investors as munis are still rather cheap as compared to Treasury bonds.

FUND FACTS
GOAL: high current, federally
tax-free income
START DATE: September 16,
1987
SIZE: as of October 31, 1995,
more than $597 million
MANAGER: Tanya Roy, since
August 1995; municipal bond
analyst, 1989 to 1995; joined
Fidelity in 1989
(checkmark)
TANYA ROY ON HER INVESTMENT
STYLE:
"I don't set out to make
interest-rate bets. My style is
more a relative-value
approach. Fundamental credit
research, as well as the
appropriate overweighting
and underweighting of issuers
are major contributors to the
fund's returns over time.
Relative value can be derived
from numerous sources such
as bond structure, which
includes coupon, optionality -
whether a bond is callable or
non-callable - and yield curve
posi- tioning, as well as credit
research. These are the
primary sources of total return
outperformance that I focus
on."
NOTE TO SHAREHOLDERS:
In August 1995, Tanya Roy
became the portfolio manager
of Fidelity Advisor High
Income Municipal Fund.


NORM LIND ON NEW YORK
STATE'S BOND RATING:
"After a tough budget fight,
New York managed to cut
expenditures for the first
time in 50 years. So why is
the state saddled with an
A/A- bond rating, the lowest
in the country along with
Louisiana? While some
progress was made this
year, much is left to be done.
The Pataki administration
faces a difficult question:
how much government and
taxes can you cut and still
balance the budget? It's
going to be a tough political
balancing act. If they can
build on this year, I think the
rating agencies will look
favorably on New York."


INVESTMENT SUMMARY


TOP FIVE SECTORS AS OF OCTOBER 31, 1995
                            % OF FUND'S
                            INVESTMENTS

General Obligation          19.2

Water & Sewer               18.7

Lease Revenue               14.1

Electric Revenue            13.4

Education                   8.8

AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1995


Years         16.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1995


Years         8.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THE ABOVE EXAMPLE. QUALITY DIVERSIFICATION (MOODY'S RATINGS) AS OF OCTOBER 31, 1995

Aaa 27.5%
Aa, A 30.2%
Baa 26.5%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 15.8%
Row: 1, Col: 1, Value: 27.5
Row: 1, Col: 2, Value: 30.2
Row: 1, Col: 3, Value: 26.5
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 15.8
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
INVESTMENTS OCTOBER 31, 1995

Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 84.2%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
NEW YORK - 78.7%
Erie County Gen. Oblig. Series B, 5.60%
6/15/10 (FGIC Insured)  Aaa $ 100,000 $ 100,750
Metropolitan Trans. Auth. Svc. Contract:
 (Commuter Facs.) Series O, 5.75% 7/1/13  Baa1  400,000  391,500
 (Trans. Facs.) Series P, 5.75% 7/1/15  Baa1  150,000  144,750
Monroe County Gen. Oblig. Pub. Impt. 5.25%
6/1/08 (FGIC Insured)  Aaa  100,000  100,500
Nassau County Combined Swr. Dist. Rfdg.
Series F, 5.10% 7/1/05 (MBIA Insured)  Aaa  175,000  177,844
New York City Gen. Oblig.:
 Series A-1, 6.50% 8/1/16  Baa1  200,000  205,750
 6% 2/15/16  Baa1  150,000  147,563
New York City Muni. Wtr. Fin. Auth.
Wtr. & Swr. Sys. Rev. Series A,
6% 6/15/25  A  275,000  276,031
New York State Dorm. Auth. Rev.
(FIT Student Hsg. Corp.) 5.75% 7/1/05
(AMBAC Insured)  Aaa  125,000  132,500
New York State Energy Research & Dev. Auth.
Facs. Rev. Rfdg. (Consolidated Edison Co.)
Series A, 6.10% 8/15/20  A1  100,000  100,875
New York State Envir. Facs. Corp. Poll. Cont.
Rev. (Wtr. Revolving Fund) Series B,
5.90% 11/15/14  Aaa  150,000  152,813
New York State Local Gov't Assistance Corp.
Series A, 6% 4/1/24  A  255,000  255,319
New York State Mtg. Agcy. Rev. (Homeowner
Mtg.) Series 49, 5.85% 10/1/17  Aa  100,000  99,000
New York State Pwr. Auth. Rev. & Gen. Purp.
Rfdg. Series CC, 5.125% 1/1/11  Aa  200,000  192,750
New York State Thruway Auth. (Highway &
Bridge Trust Fund) Series A, 6% 4/1/14
(MBIA Insured)  Aaa  100,000  102,875
Shelter Island Unified Free School Dist. #1
6.20% 12/15/08 (AMBAC Insured)  Aaa  160,000  173,400
Suffolk County Wtr. Auth. 6% 6/1/17
(MBIA Insured)  Aaa  100,000  104,750
Triborough Bridge & Tunnel Auth. Rev.
(Gen. Purp.) Series A, 4.75% 1/1/19  Aa  150,000  128,811
   2,987,781
NEW YORK & NEW JERSEY - 2.5%
New York & New Jersey Port Auth. Rev.
Consolidated 85th Series, 5.375%
3/1/28  A1  100,000  95,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
PUERTO RICO - 3.0%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Rfdg.
Series S, 7% 7/1/07  Baa1 $ 100,000 $ 115,625
TOTAL MUNICIPAL BONDS
(Cost $3,097,868)   3,198,656
MUNICIPAL NOTES (A) - 15.8%
NEW YORK - 15.8%
New York City Ind. Dev. Agcy. Civic Facs.
Rev. (National Audobon Society, Inc. Proj.)
Series 1989, 3.90%, LOC Swiss Bank,
VRDN   A-1+  100,000  100,000
New York City Trust Cultural Resource Rev.
(Guggenheim Foundation) Series 1990 B,
3.90%, LOC Swiss Bank, VRDN  VMIG 1  100,000  100,000
New York State Dorm. Auth. Rev.
(Cornell Univ.) Series 1990 B, 3.90%,
(BPA Morgan Guaranty Trust Co.)
VRDN   VMIG 1  200,000  200,000
New York State Energy Research & Dev. Auth.
Poll. Cont. Rev., VRDN:
  (Central Hudson Gas & Elec.)
  Series 1985 B, 3.60%,
  LOC Deutsche Bank  -  100,000  100,000
  (Niagra Mohawk Pwr.)
  Series 1987 A, 4.30%,
  LOC Toronto-Dominion Bank  -  100,000  100,000
TOTAL MUNICIPAL NOTES
(Cost $600,000)   600,000
TOTAL INVESTMENTS - 100%
(Cost $3,697,868)  $ 3,798,656

SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
(1.) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(2.) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 57.7% AAA, AA, A 58.2%
Baa  26.5% BBB 23.4%
Ba  0.0% BB 0.0%
B  0.0% B 0.0%
Caa  0.0% CCC 0.0%
Ca, C  0.0% CC, C 0.0%
   D 0.0%
The percentage not rated by either S&P or Moody's amounted to 0.00%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   19.2%
Water & Sewer   18.7
Lease Revenue   14.1
Electric Revenue   13.4
Others
 (individually less than 10%)   34.6
TOTAL   100.0%
INCOME TAX INFORMATION
At October 31, 1995, the aggregate cost of investment securities for income tax purposes was $3,697,868. Net unrealized appreciation aggregated $100,788, of which $101,015 related to appreciated investment securities and $227 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1995

ASSETS

Investment in securities, at value (cost $3,697,868) -                     $ 3,798,656
See accompanying schedule

Cash                                                                        189,190

Interest receivable                                                         50,644

Prepaid expenses                                                            1,863

Receivable from investment adviser for expense reductions                   18,524

 TOTAL ASSETS                                                               4,058,877

LIABILITIES

Payable for investments purchased                              $ 147,395

Distributions payable                                           1,283

Distribution fees payable                                       1,253

Other payables and accrued expenses                             33,211

 TOTAL LIABILITIES                                                          183,142

NET ASSETS                                                                 $ 3,875,735

Net Assets consist of:

Paid in capital                                                            $ 3,774,947

Net unrealized appreciation (depreciation) on investments                   100,788

NET ASSETS                                                                 $ 3,875,735

CLASS A:                                                                    $10.40
NET ASSET VALUE, and redemption price per share
($2,032,533 (divided by) 195,448 shares)

Maximum offering price per share (100/95.25 of $10.40)                      $10.92

CLASS B:                                                                    $10.39
NET ASSET VALUE, and offering price per share
($1,160,659 (divided by) 111,669 shares)A

INSTITUTIONAL CLASS:                                                        $10.40
NET ASSET VALUE, offering price and redemption price
per share ($682,543 (divided by) 65,603 shares)


A Redemption price per share is equal to net asset value less any applicable deferred sales charge.
STATEMENT OF OPERATIONS

 AUGUST 21, 1995 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1995

INTEREST INCOME                                                                 $ 29,546

EXPENSES

Management fee                                                      $ 2,203

Distribution fees                                                    620
 Class A

 Class B                                                             1,730

Accounting fees and expenses                                         8,710

Registration fees                                                    3,827
  Class A

 Class B                                                             3,365

 Institutional Class                                                 2,376

Audit                                                                17,875

 Total expenses before reductions                                    40,706

 Expense reductions                                                  (34,104)    6,602

NET INTEREST INCOME                                                              22,944

Change in net unrealized appreciation (depreciation)                             100,788
on investment securities

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM                            $ 123,732
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                                    AUGUST 21, 1995
                                                                    (COMMENCEMENT
                                                                    OF OPERATIONS) TO
                                                                    OCTOBER 31,1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                          $ 22,944
Net interest income

 Change in net unrealized appreciation (depreciation)                100,788

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     123,732

Distributions to shareholders
From net interest income

  Class A                                                            (10,525)

  Class B                                                            (6,231)

  Institutional Class                                                (6,188)

  TOTAL DISTRIBUTIONS                                                (22,944)

Share transactions - net increase (decrease)                         3,774,947

  TOTAL INCREASE (DECREASE) IN NET ASSETS                            3,875,735

NET ASSETS

 Beginning of period                                                 -

 End of period                                                      $ 3,875,735


FINANCIAL HIGHLIGHTS - CLASS A

                                                      AUGUST 21, 1995
                                                      (COMMENCEMENT
                                                      OF OPERATIONS) TO
                                                      OCTOBER 31,1995

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                      $ 10.000

Income from Investment Operations

 Net interest income                                                       .084

 Net realized and unrealized gain (loss)                                   .400

 Total from investment operations                                          .484

Less Distributions

 From net interest income                                                  (.084)

Net asset value, end of period                                            $ 10.400

TOTAL RETURN B                                                             4.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                   $ 2,033

Ratio of expenses to average net assets                                    1.00%A,
                                                                          C

Ratio of net interest income to average net assets                         4.16%A

Portfolio turnover                                                         0%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
FINANCIAL HIGHLIGHTS - CLASS B

                                                      AUGUST 21, 1995
                                                      (COMMENCEMENT
                                                      OF OPERATIONS) TO
                                                      OCTOBER 31,1995

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                      $ 10.000

Income from Investment Operations

 Net interest income                                                       .074

 Net realized and unrealized gain (loss)                                   .390

 Total from investment operations                                          .464

Less Distributions

 From net interest income                                                  (.074)

Net asset value, end of period                                            $ 10.390

TOTAL RETURN B                                                             4.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                   $ 1,161

Ratio of expenses to average net assets                                    1.75%A,
                                                                          C

Ratio of net interest income to average net assets                         3.52%A

Portfolio turnover                                                         0%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                      AUGUST 21, 1995
                                                      (COMMENCEMENT
                                                      OF OPERATIONS) TO
                                                      OCTOBER 31,1995

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                      $ 10.000

Income from Investment Operations

 Net interest income                                                      $ .095

 Net realized and unrealized gain (loss)                                   .400

 Total from investment operations                                          .495

Less Distributions

 From net interest income                                                  (.095)

Net asset value, end of period                                            $ 10.400

TOTAL RETURN B                                                             4.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                   $ 683

Ratio of expenses to average net assets                                    0.75%A,
                                                                          C

Ratio of net interest income to average net assets                         4.75%A

Portfolio turnover                                                         0%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor New York Tax Free Fund (the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of shares on August 21, 1995. Investment income, realized and unrealized capital gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees and expenses.
The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available through the pricing service are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying the fund and shares of the fund for distribution under federal and state securities law, which are borne by the fund and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
and allocated to each class on a prorata basis based on the number of shares held by each class on the ex-dividend date.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,097,866 and $0, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1200% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan") and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A Plan and Class B Plan the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
DISTRIBUTION AND SERVICE PLAN -
CONTINUED
and service fee. This fee is based on annual rates of .25% and 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Class A and Class B shares, respectively. For the period, the fund paid FDC $368 and $1,730 under the Class A Plan and Class B Plan, respectively, of which $368 and $432 were paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class B shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, and Institutional Class shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services. No payments were made under the Plans during the period.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares of the fund. For the period, FDC received no sales charges on sales of Class A shares of the fund; all sales charges were retained by securities dealers, banks, and other financial institutions. FDC also receives the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class B and Institutional shares. UMB has entered into sub-arrangements with State Street Bank and Trust Company (State Street) with respect to the Class A shares, and Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, with respect to the Class B and Institutional shares, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. State Street and FIIOC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to State Street and FIIOC by UMB, which is reimbursed by the fund for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. UMB also has a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based in the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received accounting fees amounting to $8,710.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 1.00%, 1.75%, and 0.75% of average net assets for Class A, Class B, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $14,449, $11,117, and $8,538 for Class A, Class B, and Institutional Class, respectively.
6. BENEFICIAL INTEREST.
At the end of the period, an affiliate of FMR was record owner of approximately 36.1%, 58.6% and 100% of the total outstanding shares of Class A, Class B and Institutional Class, respectively.
7. SHARE TRANSACTIONS.
Share transactions for all classes were as follows:

                                                       PERIOD ENDED
                                                       OCTOBER 31, 1995A

                                                       SHARES                    DOLLARS

CLASS A

Shares

 Sold                                                   194,544                  $ 1,979,912

 Reinvestment of dividends from net interest income     904                       9,361

 Redeemed                                               -                         -

 Net increase (decrease)                                195,448                  $ 1,989,273



CLASS B


Shares

 Sold                                                   111,132         $ 1,123,890

 Reinvestment of dividends from net interest income     537              5,564

 Redeemed                                               -                -

 Net increase (decrease)                                111,669         $ 1,129,454



INSTITUTIONAL CLASS


Shares

 Sold                                                   65,001         $ 650,032

 Reinvestment of dividends from net interest income     602             6,188

 Redeemed                                               -               -

 Net increase (decrease)                                65,603         $ 656,220


A SHARE TRANSACTIONS FOR CLASS A, CLASS B AND INSTITUTIONAL CLASS ARE FOR THE PERIOD AUGUST 21, 1995 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1995.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Advisor Series V and the Shareholders of Advisor New York Tax-Free Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series V: Fidelity Advisor New York Tax-Free Fund, including the schedule of portfolio investments, as of October 31, 1995, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period August 21, 1995 (commencement of operations) to October 31, 1995. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series V: Fidelity Advisor New York Tax-Free Fund as of October 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the period August 21, 1995 (commencement of operations) to October 31, 1995, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 8, 1995
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
UMB Bank, n.a.
Kansas City, MO
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
* INDEPENDENT TRUSTEES
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Equity Portfolio Growth
Fidelity Advisor Global Resources Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Limited Term Bond Fund
Fidelity Advisor Short Fixed-Income Fund
TAX-EXEMPT FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Limited Term Tax-Exempt Fund
Fidelity Advisor Short-Intermediate Tax-Exempt Fund
STATE TAX-EXEMPT FUNDS
Fidelity Advisor New York Tax-Free Fund
MONEY MARKET FUNDS
Daily Money Fund:
Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund
(REGISTERED TRADEMARK)